UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—June 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2023
Vanguard Institutional Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	22
Liquidity Risk Management	24

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,168.70	$0.19
Institutional Plus Shares	1,000.00	1,168.80	0.11
Based on Hypothetical 5% Yearly Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,024.62	$0.18
Institutional Plus Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares, and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Institutional Index Fund
Fund Allocation
As of June 30, 2023
Communication Services	8.4%
Consumer Discretionary	10.7
Consumer Staples	6.6
Energy	4.1
Financials	12.4
Health Care	13.4
Industrials	8.5
Information Technology	28.3
Materials	2.5
Real Estate	2.5
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Institutional Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (8.4%)
*	Alphabet Inc. Class A	40,557,247	4,854,702
*	Meta Platforms Inc. Class A	15,100,820	4,333,633
*	Alphabet Inc. Class C	34,882,855	4,219,779
*	Netflix Inc.	3,034,220	1,336,544
	Comcast Corp. Class A	28,393,272	1,179,740
*	Walt Disney Co.	12,473,660	1,113,648
	Verizon Communications Inc.	28,698,145	1,067,284
	AT&T Inc.	48,800,356	778,366
*	T-Mobile US Inc.	3,931,555	546,093
*	Activision Blizzard Inc.	4,883,802	411,705
*	Charter Communications Inc. Class A	709,184	260,533
	Electronic Arts Inc.	1,779,928	230,857
*	Warner Bros Discovery Inc.	15,132,154	189,757
*	Take-Two Interactive Software Inc.	1,080,895	159,065
	Omnicom Group Inc.	1,362,113	129,605
	Interpublic Group of Cos. Inc.	2,635,209	101,666
*	Live Nation Entertainment Inc.	982,522	89,518
*	Match Group Inc.	1,902,086	79,602
	News Corp. Class A	3,414,035	66,574
	Fox Corp. Class A	1,838,042	62,493
[1]	Paramount Global Class B	3,463,954	55,112
	Fox Corp. Class B	931,515	29,706
			21,295,982
Consumer Discretionary (10.6%)
*	Amazon.com Inc.	60,935,063	7,943,495
*	Tesla Inc.	18,390,595	4,814,106
	Home Depot Inc.	6,912,678	2,147,354
	McDonald's Corp.	4,983,849	1,487,230
	NIKE Inc. Class B	8,411,224	928,347
	Lowe's Cos. Inc.	4,070,940	918,811
	Starbucks Corp.	7,825,153	775,160
*	Booking Holdings Inc.	252,155	680,902
	TJX Cos. Inc.	7,860,813	666,518
	Ford Motor Co.	26,826,653	405,887
*	Chipotle Mexican Grill Inc. Class A	188,248	402,663
		Shares	Market Value• ($000)
*	O'Reilly Automotive Inc.	415,652	397,072
	General Motors Co.	9,487,220	365,827
	Marriott International Inc. Class A	1,760,096	323,312
*	AutoZone Inc.	125,593	313,149
	Yum! Brands Inc.	1,911,937	264,899
	Hilton Worldwide Holdings Inc.	1,806,497	262,936
	Ross Stores Inc.	2,335,109	261,836
	DR Horton Inc.	2,118,253	257,770
	Lennar Corp. Class A	1,688,240	211,553
*	Aptiv plc	1,845,383	188,395
	Tractor Supply Co.	747,998	165,382
	eBay Inc.	3,650,612	163,146
	Genuine Parts Co.	960,383	162,526
*	Ulta Beauty Inc.	341,936	160,913
*	Royal Caribbean Cruises Ltd.	1,501,309	155,746
	Darden Restaurants Inc.	825,624	137,945
*	NVR Inc.	20,829	132,277
*	Las Vegas Sands Corp.	2,241,102	129,984
*	Carnival Corp.	6,856,576	129,109
	PulteGroup Inc.	1,523,355	118,334
	Garmin Ltd.	1,045,649	109,051
	Best Buy Co. Inc.	1,328,622	108,881
*	Expedia Group Inc.	973,480	106,489
	LKQ Corp.	1,729,625	100,785
	Pool Corp.	265,775	99,570
*	CarMax Inc.	1,082,493	90,605
	MGM Resorts International	2,061,434	90,538
	Domino's Pizza Inc.	241,433	81,361
	BorgWarner Inc. (XNYS)	1,604,628	78,482
*	Caesars Entertainment Inc.	1,469,170	74,884
	Wynn Resorts Ltd.	707,335	74,702
*	Etsy Inc.	842,003	71,242
	Tapestry Inc.	1,583,278	67,764
*	Norwegian Cruise Line Holdings Ltd.	2,907,492	63,296
	Bath & Body Works Inc.	1,558,328	58,437
	Hasbro Inc.	893,416	57,867
	Whirlpool Corp.	375,032	55,801
	VF Corp.	2,247,884	42,912
4

Institutional Index Fund
		Shares	Market Value• ($000)
*	Mohawk Industries Inc.	362,709	37,417
	Ralph Lauren Corp. Class A	278,773	34,373
	Advance Auto Parts Inc.	404,756	28,454
	Newell Brands Inc.	2,573,576	22,390
	Lennar Corp. Class B	49,389	5,580
			27,033,465
Consumer Staples (6.6%)
	Procter & Gamble Co.	16,089,102	2,441,360
	PepsiCo Inc.	9,404,595	1,741,919
	Costco Wholesale Corp.	3,027,356	1,629,868
	Coca-Cola Co.	26,568,874	1,599,978
	Walmart Inc.	9,574,590	1,504,934
	Philip Morris International Inc.	10,595,636	1,034,346
	Mondelez International Inc. Class A	9,296,108	678,058
	Altria Group Inc.	12,185,296	551,994
	Colgate-Palmolive Co.	5,661,222	436,141
	Target Corp.	3,150,462	415,546
	Kimberly-Clark Corp.	2,302,592	317,896
	Estee Lauder Cos. Inc. Class A	1,582,733	310,817
	General Mills Inc.	4,009,501	307,529
*	Monster Beverage Corp.	5,216,571	299,640
	Archer-Daniels-Midland Co.	3,717,857	280,921
	Constellation Brands Inc. Class A	1,100,652	270,903
	Sysco Corp.	3,456,332	256,460
	Dollar General Corp.	1,495,608	253,924
	Hershey Co.	1,005,412	251,051
	Kroger Co.	4,457,808	209,517
*	Dollar Tree Inc.	1,421,272	203,953
	Kraft Heinz Co.	5,445,096	193,301
	Keurig Dr Pepper Inc.	5,749,761	179,795
	Church & Dwight Co. Inc.	1,667,335	167,117
	McCormick & Co. Inc.	1,713,088	149,433
	Walgreens Boots Alliance Inc.	4,894,725	139,451
	Kellogg Co.	1,754,554	118,257
	Lamb Weston Holdings Inc.	994,566	114,325
	Conagra Brands Inc.	3,249,136	109,561
	J M Smucker Co.	729,019	107,654
	Tyson Foods Inc. Class A	1,953,811	99,723
	Bunge Ltd.	1,028,067	96,998
	Clorox Co.	595,432	94,697
	Molson Coors Beverage Co. Class B	1,281,112	84,348
	Brown-Forman Corp. Class B	1,248,169	83,353
	Hormel Foods Corp.	1,973,734	79,384
	Campbell Soup Co.	1,369,135	62,583
			16,876,735
Energy (4.1%)
	Exxon Mobil Corp.	27,598,727	2,959,963
	Chevron Corp.	11,895,959	1,871,829
	ConocoPhillips	8,260,135	855,833
		Shares	Market Value• ($000)
	Schlumberger NV	9,729,362	477,906
	EOG Resources Inc.	3,992,378	456,888
	Marathon Petroleum Corp.	2,896,390	337,719
	Pioneer Natural Resources Co.	1,595,550	330,566
	Phillips 66	3,132,390	298,767
	Valero Energy Corp.	2,467,933	289,488
	Occidental Petroleum Corp.	4,904,552	288,388
	Williams Cos. Inc.	8,314,929	271,316
	Hess Corp.	1,886,374	256,452
	Kinder Morgan Inc.	13,474,758	232,035
	Baker Hughes Co. Class A	6,910,046	218,427
	Devon Energy Corp.	4,380,240	211,741
	Halliburton Co.	6,159,051	203,187
	ONEOK Inc.	3,053,998	188,493
	Diamondback Energy Inc.	1,236,233	162,392
	Coterra Energy Inc.	5,170,683	130,818
	Targa Resources Corp.	1,541,888	117,338
	EQT Corp.	2,468,790	101,541
	Marathon Oil Corp.	4,215,930	97,051
	APA Corp.	2,106,312	71,973
			10,430,111
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	12,173,438	4,151,142
	JPMorgan Chase & Co.	19,948,617	2,901,327
	Visa Inc. Class A	11,046,797	2,623,393
	Mastercard Inc. Class A	5,712,092	2,246,566
	Bank of America Corp.	47,328,664	1,357,859
	Wells Fargo & Co.	25,614,396	1,093,222
	S&P Global Inc.	2,239,129	897,644
	Morgan Stanley	8,892,618	759,430
	American Express Co.	4,059,229	707,118
	BlackRock Inc.	1,022,388	706,613
	Goldman Sachs Group Inc.	2,064,419	665,858
	Marsh & McLennan Cos. Inc.	3,377,063	635,158
	Citigroup Inc.	13,289,325	611,841
	Charles Schwab Corp.	10,144,494	574,990
	Chubb Ltd.	2,827,764	544,514
*	Fiserv Inc.	4,214,292	531,633
	Progressive Corp.	3,995,916	528,939
*	PayPal Holdings Inc.	7,616,322	508,237
	Aon plc Class A (XNYS)	1,394,231	481,289
	CME Group Inc.	2,455,671	455,011
	Intercontinental Exchange Inc.	3,822,215	432,216
	Moody's Corp.	1,077,264	374,586
	PNC Financial Services Group Inc.	2,724,611	343,165
	Arthur J Gallagher & Co.	1,462,248	321,066
	US Bancorp	9,522,892	314,636
	Capital One Financial Corp.	2,606,193	285,039
	American International Group Inc.	4,940,578	284,281
	Truist Financial Corp.	9,092,508	275,958
	Travelers Cos. Inc.	1,577,329	273,919

5

Institutional Index Fund
		Shares	Market Value• ($000)
	Aflac Inc.	3,753,750	262,012
	MSCI Inc. Class A	546,544	256,488
	MetLife Inc.	4,391,111	248,229
	Ameriprise Financial Inc.	711,285	236,260
	Fidelity National Information Services Inc.	4,042,816	221,142
	Prudential Financial Inc.	2,491,150	219,769
	Bank of New York Mellon Corp.	4,777,580	212,698
	Discover Financial Services	1,733,546	202,565
	Allstate Corp.	1,792,625	195,468
*	Arch Capital Group Ltd.	2,542,616	190,315
	Global Payments Inc.	1,787,036	176,059
	T Rowe Price Group Inc.	1,533,608	171,795
	Willis Towers Watson plc	725,586	170,875
	State Street Corp.	2,282,020	166,998
	Hartford Financial Services Group Inc.	2,117,985	152,537
	M&T Bank Corp.	1,132,545	140,164
	Raymond James Financial Inc.	1,302,123	135,121
*	FleetCor Technologies Inc.	503,009	126,295
	Fifth Third Bancorp	4,638,728	121,581
	Principal Financial Group Inc.	1,541,503	116,908
	Nasdaq Inc.	2,310,206	115,164
	Regions Financial Corp.	6,408,126	114,193
	Brown & Brown Inc.	1,609,371	110,789
	Huntington Bancshares Inc.	9,843,375	106,112
	Northern Trust Corp.	1,419,053	105,209
	FactSet Research Systems Inc.	261,721	104,859
	Cincinnati Financial Corp.	1,074,872	104,607
	Everest Re Group Ltd.	293,257	100,253
	Cboe Global Markets Inc.	719,326	99,274
	Synchrony Financial	2,925,782	99,243
	Citizens Financial Group Inc.	3,304,849	86,190
	Jack Henry & Associates Inc.	497,260	83,207
	W R Berkley Corp.	1,371,067	81,661
	Loews Corp.	1,291,717	76,702
	MarketAxess Holdings Inc.	257,717	67,372
	Globe Life Inc.	606,960	66,535
	KeyCorp.	6,407,421	59,205
	Invesco Ltd.	3,133,938	52,681
	Franklin Resources Inc.	1,940,890	51,841
	Assurant Inc.	361,004	45,385
	Comerica Inc.	900,859	38,160
	Lincoln National Corp.	1,050,379	27,058
	Zions Bancorp NA	1,004,711	26,987
			31,432,616
		Shares	Market Value• ($000)
Health Care (13.4%)
	UnitedHealth Group Inc.	6,355,512	3,054,713
	Johnson & Johnson	17,739,748	2,936,283
	Eli Lilly & Co.	5,378,456	2,522,388
	Merck & Co. Inc.	17,321,422	1,998,719
	AbbVie Inc.	12,043,564	1,622,629
	Pfizer Inc.	38,536,608	1,413,523
	Thermo Fisher Scientific Inc.	2,633,227	1,373,886
	Abbott Laboratories	11,870,741	1,294,148
	Danaher Corp.	4,533,673	1,088,082
	Bristol-Myers Squibb Co.	14,341,040	917,110
*	Intuitive Surgical Inc.	2,391,957	817,906
	Amgen Inc.	3,647,424	809,801
	Medtronic plc	9,081,936	800,119
	Elevance Health Inc.	1,618,282	718,987
	Stryker Corp.	2,306,301	703,629
	Gilead Sciences Inc.	8,514,922	656,245
*	Vertex Pharmaceuticals Inc.	1,758,186	618,723
	CVS Health Corp.	8,748,654	604,794
	Cigna Group	2,019,802	566,756
	Zoetis Inc.	3,154,417	543,222
*	Boston Scientific Corp.	9,814,603	530,872
*	Regeneron Pharmaceuticals Inc.	736,489	529,197
	Becton Dickinson and Co.	1,938,886	511,885
	HCA Healthcare Inc.	1,408,451	427,437
	McKesson Corp.	925,760	395,586
*	Edwards Lifesciences Corp.	4,138,476	390,382
	Humana Inc.	852,928	381,370
*	DexCom Inc.	2,646,170	340,059
*	IQVIA Holdings Inc.	1,267,731	284,948
*	IDEXX Laboratories Inc.	566,673	284,600
*	Biogen Inc.	988,060	281,449
*	Moderna Inc.	2,237,974	271,914
*	Centene Corp.	3,745,397	252,627
	Agilent Technologies Inc.	2,020,241	242,934
	ResMed Inc.	1,003,133	219,185
	GE Healthcare Inc.	2,669,068	216,835
	AmerisourceBergen Corp. Class A	1,105,765	212,782
	Zimmer Biomet Holdings Inc.	1,423,958	207,328
*	Illumina Inc.	1,079,300	202,358
*	Mettler-Toledo International Inc.	150,177	196,978
	West Pharmaceutical Services Inc.	506,962	193,898
*	Align Technology Inc.	485,750	171,781
	Cardinal Health Inc.	1,738,347	164,395
	Baxter International Inc.	3,452,907	157,314
	STERIS plc	677,116	152,338
	Laboratory Corp. of America Holdings	604,209	145,814
*	Insulet Corp.	475,739	137,175
*	Hologic Inc.	1,680,956	136,107
	Cooper Cos. Inc.	337,855	129,544

6

Institutional Index Fund
		Shares	Market Value• ($000)
*	Molina Healthcare Inc.	397,660	119,791
	Quest Diagnostics Inc.	764,788	107,499
*	Waters Corp.	402,824	107,369
	Revvity Inc.	854,995	101,565
	Bio-Techne Corp.	1,072,556	87,553
	Viatris Inc.	8,186,106	81,697
*	Incyte Corp.	1,262,240	78,574
	Teleflex Inc.	319,869	77,418
*	Charles River Laboratories International Inc.	349,490	73,480
*	Henry Schein Inc.	894,524	72,546
	Universal Health Services Inc. Class B	429,644	67,785
	DENTSPLY SIRONA Inc.	1,448,527	57,970
*	Bio-Rad Laboratories Inc. Class A	145,309	55,090
*	Catalent Inc.	1,229,573	53,314
*	DaVita Inc.	379,493	38,128
	Organon & Co.	1,750,182	36,421
			34,046,955
Industrials (8.5%)
	Raytheon Technologies Corp.	9,974,270	977,079
	Honeywell International Inc.	4,542,372	942,542
	United Parcel Service Inc. Class B (XNYS)	4,947,710	886,877
	Caterpillar Inc.	3,517,944	865,590
	Union Pacific Corp.	4,162,090	851,647
	General Electric Co.	7,433,693	816,591
*	Boeing Co.	3,860,235	815,127
	Deere & Co.	1,840,735	745,847
	Lockheed Martin Corp.	1,538,608	708,344
	Automatic Data Processing Inc.	2,820,143	619,839
	Eaton Corp. plc	2,721,029	547,199
	CSX Corp.	13,879,668	473,297
	Illinois Tool Works Inc.	1,887,878	472,272
	Northrop Grumman Corp.	974,473	444,165
	Waste Management Inc.	2,527,213	438,269
	FedEx Corp.	1,578,515	391,314
	3M Co.	3,765,771	376,916
	Emerson Electric Co.	3,901,203	352,630
	Norfolk Southern Corp.	1,554,048	352,396
	Parker-Hannifin Corp.	875,807	341,600
	General Dynamics Corp.	1,535,700	330,406
	Johnson Controls International plc	4,680,651	318,940
	TransDigm Group Inc.	356,159	318,467
	PACCAR Inc.	3,567,706	298,439
	Trane Technologies plc	1,556,777	297,749
	Cintas Corp.	590,156	293,355
	Carrier Global Corp.	5,698,815	283,288
*	Copart Inc.	2,928,311	267,091
	Rockwell Automation Inc.	784,206	258,357
	AMETEK Inc.	1,573,482	254,715
	L3Harris Technologies Inc.	1,293,306	253,190
		Shares	Market Value• ($000)
	Otis Worldwide Corp.	2,820,587	251,060
	Paychex Inc.	2,190,337	245,033
	WW Grainger Inc.	304,853	240,404
	Cummins Inc.	966,447	236,934
	Fastenal Co.	3,898,535	229,975
	Old Dominion Freight Line Inc.	613,904	226,991
	Verisk Analytics Inc. Class A	988,424	223,413
	Republic Services Inc. Class A	1,403,561	214,983
	United Rentals Inc.	469,163	208,951
*	Delta Air Lines Inc.	4,388,379	208,624
	Equifax Inc.	837,439	197,049
	Quanta Services Inc.	991,134	194,708
	Xylem Inc.	1,633,461	183,960
	Fortive Corp.	2,413,676	180,471
	Ingersoll Rand Inc. (XYNS)	2,759,127	180,337
	Southwest Airlines Co.	4,064,420	147,173
	Dover Corp.	954,905	140,992
	Westinghouse Air Brake Technologies Corp.	1,228,209	134,698
	Broadridge Financial Solutions Inc.	805,427	133,403
	Expeditors International of Washington Inc.	1,043,282	126,373
	Howmet Aerospace Inc.	2,511,384	124,464
*	United Airlines Holdings Inc.	2,239,174	122,863
	IDEX Corp.	516,053	111,086
	Paycom Software Inc.	331,858	106,606
	Snap-on Inc.	361,983	104,320
	Jacobs Solutions Inc.	863,993	102,720
	JB Hunt Transport Services Inc.	564,658	102,220
	Stanley Black & Decker Inc.	1,045,290	97,954
*	Axon Enterprise Inc.	479,195	93,501
	Textron Inc.	1,377,045	93,130
	Nordson Corp.	366,399	90,933
	Masco Corp.	1,534,495	88,049
	Leidos Holdings Inc.	937,507	82,951
*	American Airlines Group Inc.	4,458,332	79,982
	CH Robinson Worldwide Inc.	795,019	75,010
	Pentair plc	1,127,002	72,804
	Allegion plc	601,827	72,231
*	Ceridian HCM Holding Inc.	1,058,334	70,877
	Rollins Inc.	1,579,430	67,647
*	Generac Holdings Inc.	424,567	63,316
	Huntington Ingalls Industries Inc.	272,005	61,908
	A O Smith Corp.	850,347	61,888
	Robert Half International Inc.	734,978	55,285
*	Alaska Air Group Inc.	868,435	46,183
			21,546,998
Information Technology (28.2%)
	Apple Inc.	100,926,716	19,576,755
	Microsoft Corp.	50,756,950	17,284,772
	NVIDIA Corp.	16,882,359	7,141,575

7

Institutional Index Fund
		Shares	Market Value• ($000)
	Broadcom Inc.	2,846,050	2,468,749
*	Adobe Inc.	3,131,256	1,531,153
	Cisco Systems Inc.	27,959,814	1,446,641
*	Salesforce Inc.	6,683,178	1,411,888
	Accenture plc Class A	4,311,055	1,330,305
*	Advanced Micro Devices Inc.	10,992,810	1,252,191
	Oracle Corp.	10,505,019	1,251,043
	Texas Instruments Inc.	6,195,950	1,115,395
	Intel Corp.	28,472,204	952,110
	QUALCOMM Inc.	7,604,549	905,246
	Intuit Inc.	1,915,191	877,521
	Applied Materials Inc.	5,769,063	833,860
	International Business Machines Corp.	6,198,623	829,438
*	ServiceNow Inc.	1,390,816	781,597
	Analog Devices Inc.	3,453,516	672,779
	Lam Research Corp.	917,074	589,550
*	Palo Alto Networks Inc.	2,065,750	527,820
	Micron Technology Inc.	7,470,589	471,469
	KLA Corp.	936,538	454,240
*	Synopsys Inc.	1,039,654	452,676
*	Cadence Design Systems Inc.	1,861,484	436,555
	NXP Semiconductors NV	1,773,072	362,912
	Roper Technologies Inc.	727,660	349,859
	Amphenol Corp. Class A	4,064,175	345,252
*	Fortinet Inc.	4,449,008	336,301
	Motorola Solutions Inc.	1,144,950	335,791
	Microchip Technology Inc.	3,739,448	335,017
	TE Connectivity Ltd.	2,151,045	301,490
*	Autodesk Inc.	1,461,914	299,122
*	ON Semiconductor Corp.	2,948,123	278,833
*	Arista Networks Inc.	1,704,634	276,253
	Cognizant Technology Solutions Corp. Class A	3,461,737	225,982
*	Keysight Technologies Inc.	1,214,497	203,368
*	ANSYS Inc.	591,663	195,409
*	Gartner Inc.	540,307	189,275
	Corning Inc.	5,223,015	183,014
	HP Inc.	5,916,642	181,700
	CDW Corp.	919,960	168,813
	Monolithic Power Systems Inc.	307,534	166,139
*	Enphase Energy Inc.	935,459	156,671
	Hewlett Packard Enterprise Co.	8,844,032	148,580
*	VeriSign Inc.	618,198	139,694
*	Fair Isaac Corp.	170,607	138,057
*	Teledyne Technologies Inc.	321,217	132,056
*	First Solar Inc.	678,187	128,917
	Skyworks Solutions Inc.	1,087,161	120,338
*	Tyler Technologies Inc.	286,272	119,224
	Teradyne Inc.	1,057,824	117,768
	NetApp Inc.	1,459,904	111,537
		Shares	Market Value• ($000)
*	Zebra Technologies Corp. Class A	351,944	104,116
*	SolarEdge Technologies Inc.	384,608	103,479
*	PTC Inc.	725,835	103,286
*	Akamai Technologies Inc.	1,039,150	93,388
*	Trimble Inc.	1,691,359	89,541
*	EPAM Systems Inc.	395,320	88,848
*	Western Digital Corp.	2,186,340	82,928
	Seagate Technology Holdings plc	1,316,606	81,458
	Gen Digital Inc. (XNGS)	3,878,356	71,943
*	Qorvo Inc.	681,294	69,512
	Juniper Networks Inc.	2,188,301	68,559
*	F5 Inc.	413,821	60,525
*	DXC Technology Co.	1,551,975	41,469
			71,701,752
Materials (2.5%)
	Linde plc	3,342,090	1,273,604
	Air Products and Chemicals Inc.	1,516,260	454,165
	Sherwin-Williams Co.	1,601,910	425,339
	Freeport-McMoRan Inc.	9,783,804	391,352
	Ecolab Inc.	1,690,858	315,666
	Nucor Corp.	1,714,927	281,214
	Corteva Inc.	4,854,478	278,162
	Dow Inc.	4,828,054	257,142
	PPG Industries Inc.	1,606,915	238,306
	Newmont Corp.	5,424,818	231,423
	DuPont de Nemours Inc.	3,133,279	223,841
	Vulcan Materials Co.	908,439	204,799
	Martin Marietta Materials Inc.	423,060	195,323
	Albemarle Corp.	800,927	178,679
	LyondellBasell Industries NV Class A	1,731,160	158,972
	International Flavors & Fragrances Inc.	1,743,891	138,796
	Ball Corp.	2,147,074	124,981
	Steel Dynamics Inc.	1,096,239	119,413
	Amcor plc	10,044,608	100,245
	Avery Dennison Corp.	550,845	94,635
	CF Industries Holdings Inc.	1,329,658	92,305
	FMC Corp.	853,582	89,063
	Packaging Corp. of America	613,959	81,141
	Mosaic Co.	2,267,241	79,353
	Celanese Corp. Class A	684,460	79,260
	International Paper Co.	2,369,019	75,359
	Eastman Chemical Co.	810,301	67,838
	Westrock Co.	1,749,543	50,859
	Sealed Air Corp.	986,797	39,472
			6,340,707
Real Estate (2.5%)
	Prologis Inc.	6,303,988	773,058
	American Tower Corp.	3,181,236	616,969
	Equinix Inc.	638,415	500,479
	Crown Castle Inc.	2,960,225	337,288

8

Institutional Index Fund
		Shares	Market Value• ($000)
	Public Storage	1,080,148	315,274
	Realty Income Corp.	4,596,055	274,798
	Welltower Inc.	3,392,908	274,452
	Simon Property Group Inc.	2,231,944	257,745
*	CoStar Group Inc.	2,788,972	248,219
	Digital Realty Trust Inc.	1,988,773	226,462
	VICI Properties Inc. Class A	6,858,165	215,552
	AvalonBay Communities Inc.	969,407	183,480
	SBA Communications Corp. Class A	739,468	171,379
*	CBRE Group Inc. Class A	2,121,637	171,237
	Weyerhaeuser Co.	4,990,866	167,244
	Equity Residential	2,330,097	153,716
	Extra Space Storage Inc.	921,935	137,230
	Invitation Homes Inc.	3,973,092	136,674
	Ventas Inc.	2,736,300	129,345
	Alexandria Real Estate Equities Inc.	1,073,543	121,836
	Mid-America Apartment Communities Inc.	796,507	120,958
	Iron Mountain Inc.	1,991,603	113,163
	Essex Property Trust Inc.	437,904	102,601
	UDR Inc.	2,117,311	90,960
	Kimco Realty Corp.	4,240,876	83,630
	Host Hotels & Resorts Inc.	4,845,532	81,550
	Camden Property Trust	729,057	79,372
	Healthpeak Properties Inc.	3,722,990	74,832
	Regency Centers Corp.	1,047,579	64,709
	Boston Properties Inc.	973,531	56,066
	Federal Realty Investment Trust	498,986	48,287
			6,328,565
Utilities (2.6%)
	NextEra Energy Inc.	13,812,390	1,024,879
	Southern Co.	7,443,253	522,888
	Duke Energy Corp.	5,260,448	472,073
	Sempra Energy (XNYS)	2,147,742	312,690
	American Electric Power Co. Inc.	3,513,813	295,863
	Dominion Energy Inc.	5,705,589	295,492
	Exelon Corp.	6,788,712	276,572
	Xcel Energy Inc.	3,756,895	233,566
	Consolidated Edison Inc.	2,365,249	213,818
		Shares	Market Value• ($000)
	Public Service Enterprise Group Inc.	3,407,583	213,349
	Constellation Energy Corp.	2,214,545	202,742
*	PG&E Corp.	11,035,881	190,700
	WEC Energy Group Inc.	2,155,409	190,193
	American Water Works Co. Inc.	1,328,805	189,687
	Edison International	2,614,387	181,569
	Eversource Energy	2,381,256	168,879
	DTE Energy Co.	1,406,461	154,739
	Ameren Corp.	1,792,191	146,368
	FirstEnergy Corp.	3,714,638	144,425
	Entergy Corp.	1,443,374	140,541
	PPL Corp.	5,031,671	133,138
	CenterPoint Energy Inc.	4,306,313	125,529
	CMS Energy Corp.	1,992,318	117,049
	Atmos Energy Corp.	986,631	114,785
	AES Corp.	4,570,608	94,749
	Evergy Inc.	1,563,622	91,347
	Alliant Energy Corp.	1,719,338	90,231
	NiSource Inc.	2,819,255	77,107
	Pinnacle West Capital Corp.	772,132	62,898
	NRG Energy Inc.	1,574,573	58,873
			6,536,739
Total Common Stocks (Cost $88,857,781)			253,570,625
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.150% (Cost $468,691)	4,687,879	468,694
Total Investments (100.0%) (Cost $89,326,472)			254,039,319
Other Assets and Liabilities—Net (0.0%)			30,323
Net Assets (100%)			254,069,642
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,644,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,236,000 was received for securities on loan.

9

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	2,024	454,211	11,168

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of New York Mellon Corp.	8/31/23	BANA	5,565	(5.522)	—	(23)
Clorox Co.	1/31/24	GSI	38,740	(5.066)	938	—
Goldman Sachs Group Inc.	8/30/24	BANA	51,607	(5.672)	155	—
Goldman Sachs Group Inc.	8/30/24	BANA	14,514	(5.672)	44	—
					1,137	(23)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $477,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Institutional Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $88,857,781)	253,570,625
Affiliated Issuers (Cost $468,691)	468,694
Total Investments in Securities	254,039,319
Investment in Vanguard	8,474
Cash	5,079
Cash Collateral Pledged—Futures Contracts	22,669
Receivables for Investment Securities Sold	540
Receivables for Accrued Income	166,635
Receivables for Capital Shares Issued	179,821
Variation Margin Receivable—Futures Contracts	13,757
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,137
Total Assets	254,437,431
Liabilities
Payables for Investment Securities Purchased	2,938
Collateral for Securities on Loan	9,236
Payables for Capital Shares Redeemed	352,884
Payables to Vanguard	2,708
Unrealized Depreciation—Over-the-Counter Swap Contracts	23
Total Liabilities	367,789
Net Assets	254,069,642
1 Includes $8,644,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	85,434,102
Total Distributable Earnings (Loss)	168,635,540
Net Assets	254,069,642

Institutional Shares—Net Assets
Applicable to 287,402,938 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,753,073
Net Asset Value Per Share—Institutional Shares	$371.44

Institutional Plus Shares—Net Assets
Applicable to 396,619,750 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	147,316,569
Net Asset Value Per Share—Institutional Plus Shares	$371.43

See accompanying Notes, which are an integral part of the Financial Statements.
11

Institutional Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	1,948,796
Interest[2]	15,280
Securities Lending—Net	157
Total Income	1,964,233
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,557
Management and Administrative—Institutional Shares	14,598
Management and Administrative—Institutional Plus Shares	9,215
Marketing and Distribution—Institutional Shares	1,439
Marketing and Distribution—Institutional Plus Shares	2,269
Custodian Fees	452
Shareholders’ Reports—Institutional Shares	159
Shareholders’ Reports—Institutional Plus Shares	309
Trustees’ Fees and Expenses	61
Other Expenses	29
Total Expenses	31,088
Expenses Paid Indirectly	(42)
Net Expenses	31,046
Net Investment Income	1,933,187
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,943,654
Futures Contracts	70,311
Swap Contracts	72
Realized Net Gain (Loss)	4,014,037
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	31,299,546
Futures Contracts	30,510
Swap Contracts	2,268
Change in Unrealized Appreciation (Depreciation)	31,332,324
Net Increase (Decrease) in Net Assets Resulting from Operations	37,279,548
1	Dividends are net of foreign withholding taxes of $542,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,405,000, $172,000, and ($109,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,593,063,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,933,187	4,063,832
Realized Net Gain (Loss)	4,014,037	14,449,875
Change in Unrealized Appreciation (Depreciation)	31,332,324	(73,064,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,279,548	(54,550,345)
Distributions
Institutional Shares	(1,195,458)	(3,275,361)
Institutional Plus Shares	(1,631,240)	(4,563,380)
Total Distributions	(2,826,698)	(7,838,741)
Capital Share Transactions
Institutional Shares	(4,017,110)	(6,285,999)
Institutional Plus Shares	(1,843,467)	(10,703,285)
Net Increase (Decrease) from Capital Share Transactions	(5,860,577)	(16,989,284)
Total Increase (Decrease)	28,592,273	(79,378,370)
Net Assets
Beginning of Period	225,477,369	304,855,739
End of Period	254,069,642	225,477,369

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$321.63	$405.79	$331.47	$290.23	$227.55	$243.46
Investment Operations
Net Investment Income[1]	2.780	5.515	5.048	5.261	5.203	5.059
Net Realized and Unrealized Gain (Loss) on Investments	51.117	(78.817)	88.637	46.122	65.746	(15.434)
Total from Investment Operations	53.897	(73.302)	93.685	51.383	70.949	(10.375)
Distributions
Dividends from Net Investment Income	(2.825)	(5.584)	(5.199)	(5.273)	(5.550)	(4.837)
Distributions from Realized Capital Gains	(1.262)	(5.274)	(14.166)	(4.870)	(2.719)	(.698)
Total Distributions	(4.087)	(10.858)	(19.365)	(10.143)	(8.269)	(5.535)
Net Asset Value, End of Period	$371.44	$321.63	$405.79	$331.47	$290.23	$227.55
Total Return	16.87%	-18.14%	28.67%	18.39%	31.46%	-4.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106,753	$96,179	$128,441	$119,012	$116,814	$104,296
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%[2]	0.035%	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.58%	1.35%	1.83%	1.98%	2.03%
Portfolio Turnover Rate[3]	1%	3%	3%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$321.62	$405.80	$331.48	$290.25	$227.57	$243.48
Investment Operations
Net Investment Income[1]	2.805	5.563	5.117	5.310	5.252	5.167
Net Realized and Unrealized Gain (Loss) on Investments	51.118	(78.832)	88.627	46.108	65.739	(15.503)
Total from Investment Operations	53.923	(73.269)	93.744	51.418	70.991	(10.336)
Distributions
Dividends from Net Investment Income	(2.851)	(5.637)	(5.256)	(5.318)	(5.592)	(4.876)
Distributions from Realized Capital Gains	(1.262)	(5.274)	(14.168)	(4.870)	(2.719)	(.698)
Total Distributions	(4.113)	(10.911)	(19.424)	(10.188)	(8.311)	(5.574)
Net Asset Value, End of Period	$371.43	$321.62	$405.80	$331.48	$290.25	$227.57
Total Return	16.88%	-18.13%	28.69%	18.41%	31.48%	-4.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147,317	$129,299	$176,415	$142,174	$125,359	$95,707
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.60%	1.37%	1.84%	1.99%	2.05%
Portfolio Turnover Rate[3]	1%	3%	3%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference
16

Institutional Index Fund
stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of
17

Institutional Index Fund
securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
18

Institutional Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $8,474,000, representing less than 0.01% of the fund’s net assets and 3.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $42,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	253,570,625	—	—	253,570,625
Temporary Cash Investments	468,694	—	—	468,694
Total	254,039,319	—	—	254,039,319
Derivative Financial Instruments
Assets
Futures Contracts[1]	11,168	—	—	11,168
Swap Contracts	—	1,137	—	1,137
Total	11,168	1,137	—	12,305
Liabilities
Swap Contracts	—	23	—	23
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	89,428,870
Gross Unrealized Appreciation	169,612,193
Gross Unrealized Depreciation	(4,990,576)
Net Unrealized Appreciation (Depreciation)	164,621,617
F.	During the six months ended June 30, 2023, the fund purchased $2,749,769,000 of investment securities and sold $8,684,734,000 of investment securities, other than temporary cash investments. Purchases and sales include $225,895,000 and $3,667,607,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $283,158,000 and sales were $88,802,000, resulting in net realized loss of $134,207,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
20

Institutional Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	5,924,016	17,312	12,505,429	35,741
Issued in Lieu of Cash Distributions	1,091,748	3,202	3,010,907	8,978
Redeemed	(11,032,874)	(32,145)	(21,802,335)	(62,209)
Net Increase (Decrease)—Institutional Shares	(4,017,110)	(11,631)	(6,285,999)	(17,490)
Institutional Plus Shares
Issued	9,350,150	27,254	22,460,474	63,934
Issued in Lieu of Cash Distributions	1,566,217	4,589	4,382,443	13,060
Redeemed	(12,759,834)	(37,244)	(37,546,202)	(109,705)
Net Increase (Decrease)—Institutional Plus Shares	(1,843,467)	(5,401)	(10,703,285)	(32,711)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
22

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Institutional Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Institutional Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q942 082023

Semiannual Report   |   June 30, 2023
Vanguard Institutional Total Stock Market Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	54
Liquidity Risk Management	56

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,162.00	$0.16
Institutional Plus Shares	1,000.00	1,161.90	0.11
Based on Hypothetical 5% Yearly Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,024.65	$0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Institutional Total Stock Market Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	2.0%
Consumer Discretionary	14.5
Consumer Staples	5.2
Energy	4.3
Financials	10.2
Health Care	12.9
Industrials	13.0
Real Estate	3.0
Technology	29.9
Telecommunications	2.1
Utilities	2.9
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (2.0%)
	Linde plc	328,308	125,112
	Air Products and Chemicals Inc.	148,694	44,538
	Freeport-McMoRan Inc.	958,559	38,342
	Ecolab Inc.	171,537	32,024
	Nucor Corp.	168,123	27,569
	Dow Inc.	473,941	25,242
	Newmont Corp.	532,005	22,695
	Fastenal Co.	382,265	22,550
	Albemarle Corp.	78,407	17,492
	LyondellBasell Industries NV Class A	174,079	15,986
	International Flavors & Fragrances Inc.	171,633	13,660
	Steel Dynamics Inc.	107,201	11,677
	Reliance Steel & Aluminum Co.	39,235	10,656
	Avery Dennison Corp.	53,768	9,237
	CF Industries Holdings Inc.	130,285	9,044
	FMC Corp.	83,420	8,704
	Mosaic Co.	221,655	7,758
	Celanese Corp. Class A	65,792	7,619
	International Paper Co.	229,701	7,307
	Eastman Chemical Co.	80,608	6,748
*	Cleveland-Cliffs Inc.	346,049	5,800
	Royal Gold Inc.	43,999	5,050
	Olin Corp.	88,286	4,537
	Hexcel Corp.	56,664	4,308
*	RBC Bearings Inc.	19,299	4,197
	Commercial Metals Co.	77,634	4,088
	Alcoa Corp.	118,127	4,008
	Timken Co.	43,587	3,989
	UFP Industries Inc.	39,803	3,863
*	Univar Solutions Inc.	105,507	3,781
	Chemours Co.	99,070	3,655
	Valvoline Inc.	91,363	3,427
	United States Steel Corp.	133,266	3,333
*	Livent Corp.	118,775	3,258
	Mueller Industries Inc.	36,500	3,186
	Huntsman Corp.	114,536	3,095
	Balchem Corp.	21,787	2,937
		Shares	Market Value• ($000)
	Element Solutions Inc.	146,131	2,806
	Ashland Inc.	31,089	2,702
	Westlake Corp.	21,298	2,544
	Avient Corp.	61,461	2,514
	Cabot Corp.	36,935	2,471
	Boise Cascade Co.	26,861	2,427
*	Arconic Corp.	69,544	2,057
	Sensient Technologies Corp.	28,345	2,016
	Hecla Mining Co.	388,152	1,999
	NewMarket Corp.	4,655	1,872
*	MP Materials Corp.	80,755	1,848
	Quaker Chemical Corp.	9,425	1,837
	Carpenter Technology Corp.	32,584	1,829
	Scotts Miracle-Gro Co.	28,203	1,768
	Innospec Inc.	16,731	1,680
	Materion Corp.	13,913	1,589
	Worthington Industries Inc.	20,167	1,401
*	Ingevity Corp.	23,962	1,394
	Stepan Co.	13,464	1,287
	Minerals Technologies Inc.	21,912	1,264
	Sylvamo Corp.	24,912	1,008
	Tronox Holdings plc	75,701	962
	Compass Minerals International Inc.	25,886	880
*,1	Uranium Energy Corp.	255,883	870
	Ryerson Holding Corp.	18,905	820
*	Ecovyst Inc.	70,637	809
*	Piedmont Lithium Inc.	13,023	752
	Kaiser Aluminum Corp.	10,346	741
	GrafTech International Ltd.	130,921	660
*	TimkenSteel Corp.	30,310	654
	Hawkins Inc.	13,562	647
	AdvanSix Inc.	18,107	633
*	Energy Fuels Inc.	98,692	616
*	US Silica Holdings Inc.	49,324	598
*	Coeur Mining Inc.	198,148	563
	Mativ Holdings Inc.	36,224	548
	Schnitzer Steel Industries Inc. Class A	15,798	474
	Koppers Holdings Inc.	13,873	473
	Haynes International Inc.	8,020	408

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Clearwater Paper Corp.	12,189	382
*	LSB Industries Inc.	38,662	381
	American Vanguard Corp.	18,120	324
*	Century Aluminum Co.	35,645	311
*,1	Origin Materials Inc.	68,152	290
	Olympic Steel Inc.	5,760	282
	Omega Flex Inc.	2,211	229
*	Northwest Pipe Co.	7,200	218
*	Rayonier Advanced Materials Inc.	44,937	192
	FutureFuel Corp.	19,183	170
*,1	Amyris Inc.	146,670	151
	Tredegar Corp.	21,461	143
*,1	Ur-Energy Inc.	127,999	134
*	Intrepid Potash Inc.	5,697	129
*	Alto Ingredients Inc.	44,278	128
*	Dakota Gold Corp.	34,870	102
*	Universal Stainless & Alloy Products Inc.	6,638	93
	Glatfelter Corp.	29,576	89
	Northern Technologies International Corp.	8,108	87
	Eastern Co.	4,309	78
*	Unifi Inc.	8,861	71
*	5e Advanced Materials Inc.	21,439	70
*,1	NN Inc.	25,826	62
*	Perma-Pipe International Holdings Inc.	5,795	55
*	Culp Inc.	10,134	50
*	Ampco-Pittsburgh Corp.	12,799	41
*	US Gold Corp.	8,013	36
*,1	Hycroft Mining Holding Corp.	110,726	33
	Gold Resource Corp.	50,034	31
*	CPS Technologies Corp.	9,761	27
	United-Guardian Inc.	2,129	18
*	Ascent Industries Co.	1,863	17
*	Golden Minerals Co.	5,313	9
*	Comstock Inc.	10,603	8
*	Hycroft Mining Holding Corp.Warrants Exp. 10/6/25	20,000	1
			587,335
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	5,838,067	761,050
*	Tesla Inc.	1,803,272	472,043
	Home Depot Inc.	673,368	209,175
	Costco Wholesale Corp.	296,905	159,848
	Walmart Inc.	993,597	156,174
	McDonald's Corp.	489,492	146,069
*	Netflix Inc.	297,516	131,053
*	Walt Disney Co.	1,223,809	109,262
	NIKE Inc. Class B	825,160	91,073
	Lowe's Cos. Inc.	396,368	89,460
	Starbucks Corp.	767,828	76,061
*	Booking Holdings Inc.	24,723	66,760
	TJX Cos. Inc.	771,208	65,391
*	Uber Technologies Inc.	1,286,338	55,531
*	Activision Blizzard Inc.	500,308	42,176
		Shares	Market Value• ($000)
	Target Corp.	308,559	40,699
	Ford Motor Co.	2,625,112	39,718
*	Chipotle Mexican Grill Inc. Class A	18,457	39,480
*	O'Reilly Automotive Inc.	40,735	38,914
	General Motors Co.	881,512	33,991
*	Airbnb Inc. Class A	248,106	31,797
	Marriott International Inc. Class A	172,602	31,705
*	AutoZone Inc.	12,318	30,713
*	Lululemon Athletica Inc.	77,652	29,391
	Estee Lauder Cos. Inc. Class A	139,830	27,460
*	Copart Inc.	286,344	26,117
	Yum! Brands Inc.	188,157	26,069
	Hilton Worldwide Holdings Inc.	176,804	25,734
	Ross Stores Inc.	228,730	25,647
	DR Horton Inc.	204,876	24,931
	Dollar General Corp.	146,597	24,889
	Electronic Arts Inc.	182,771	23,705
*	Trade Desk Inc. Class A	297,032	22,937
*	Delta Air Lines Inc.	429,214	20,405
	Lennar Corp. Class A	161,586	20,248
*	Dollar Tree Inc.	140,329	20,137
*	Aptiv plc	180,072	18,384
*	Warner Bros Discovery Inc.	1,464,252	18,362
*	Take-Two Interactive Software Inc.	112,819	16,602
	Tractor Supply Co.	73,149	16,173
	eBay Inc.	356,536	15,934
	Genuine Parts Co.	93,787	15,872
*	Ulta Beauty Inc.	33,559	15,793
*	Royal Caribbean Cruises Ltd.	144,897	15,032
	Southwest Airlines Co.	397,549	14,395
	Darden Restaurants Inc.	80,808	13,501
*	Las Vegas Sands Corp.	229,627	13,318
*	NVR Inc.	2,059	13,076
*	Carnival Corp.	674,392	12,699
	Omnicom Group Inc.	133,387	12,692
*	United Airlines Holdings Inc.	218,457	11,987
	PulteGroup Inc.	149,318	11,599
	Best Buy Co. Inc.	131,493	10,776
	Garmin Ltd.	102,119	10,650
*	Expedia Group Inc.	95,233	10,418
	LKQ Corp.	177,789	10,360
*	Liberty Media Corp.-Liberty Formula One Class C	134,957	10,160
	Interpublic Group of Cos. Inc.	257,154	9,921
*	Live Nation Entertainment Inc.	108,047	9,844
*	Roblox Corp. Class A	243,246	9,803
	Pool Corp.	24,755	9,274
*	Deckers Outdoor Corp.	17,549	9,260
*	CarMax Inc.	105,540	8,834
	MGM Resorts International	192,992	8,476

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Domino's Pizza Inc.	23,721	7,994
*	Rivian Automotive Inc. Class A	472,362	7,870
*	American Airlines Group Inc.	438,183	7,861
	BorgWarner Inc. (XNYS)	157,276	7,692
	Aramark	175,449	7,553
*	Five Below Inc.	37,066	7,285
	Rollins Inc.	165,947	7,108
*	Floor & Decor Holdings Inc. Class A	67,143	6,980
*	DraftKings Inc. Class A	261,990	6,961
*	Etsy Inc.	82,020	6,940
*	Caesars Entertainment Inc.	135,407	6,902
*	Burlington Stores Inc.	43,693	6,877
	Vail Resorts Inc.	27,258	6,862
	Wynn Resorts Ltd.	64,581	6,820
	Tapestry Inc.	153,207	6,557
	Churchill Downs Inc.	45,160	6,285
	Fox Corp. Class A	180,895	6,150
*	Norwegian Cruise Line Holdings Ltd.	281,856	6,136
	Service Corp. International	94,892	6,129
	News Corp. Class A	301,034	5,870
	Hasbro Inc.	88,142	5,709
*	BJ's Wholesale Club Holdings Inc.	89,881	5,663
	Lear Corp.	39,084	5,611
	Lithia Motors Inc. Class A	18,333	5,575
	Toll Brothers Inc.	70,222	5,552
	Bath & Body Works Inc.	146,137	5,480
	Whirlpool Corp.	36,802	5,476
	Williams-Sonoma Inc.	42,635	5,335
[1]	Paramount Global Class B	331,835	5,279
	Dick's Sporting Goods Inc.	39,623	5,238
	Texas Roadhouse Inc. Class A	45,379	5,095
*	SiteOne Landscape Supply Inc.	30,114	5,040
*	Skechers USA Inc.	88,560	4,664
*	Mattel Inc.	235,929	4,610
	Gentex Corp.	157,066	4,596
*	Alaska Air Group Inc.	85,613	4,553
*	Crocs Inc.	39,940	4,491
	Tempur Sealy International Inc.	111,143	4,454
	VF Corp.	232,143	4,432
	Polaris Inc.	35,396	4,280
*,1	GameStop Corp. Class A	176,122	4,271
*	Light & Wonder Inc.	60,078	4,131
	Murphy USA Inc.	13,141	4,088
	New York Times Co. Class A	103,109	4,060
*	AutoNation Inc.	24,377	4,013
	Wingstop Inc.	19,953	3,994
*	elf Beauty Inc.	34,777	3,973
	Wyndham Hotels & Resorts Inc.	56,654	3,885
		Shares	Market Value• ($000)
*	Planet Fitness Inc. Class A	56,346	3,800
	Nexstar Media Group Inc. Class A	22,638	3,770
*	Bright Horizons Family Solutions Inc.	39,340	3,637
*,1	Lucid Group Inc.	525,058	3,618
[1]	U-Haul Holding Co.	71,294	3,612
*	RH	10,946	3,608
*	Wayfair Inc. Class A	54,524	3,545
	PVH Corp.	41,418	3,519
*	Taylor Morrison Home Corp. Class A	70,027	3,415
*	Asbury Automotive Group Inc.	14,158	3,404
	Thor Industries Inc.	32,827	3,398
*	Liberty Media Corp.- Liberty SiriusXM Class C	103,471	3,387
	Hyatt Hotels Corp. Class A	29,184	3,344
	Meritage Homes Corp.	23,470	3,339
	H&R Block Inc.	103,010	3,283
	Boyd Gaming Corp.	46,298	3,212
*	Duolingo Inc.	21,694	3,101
	Harley-Davidson Inc.	87,818	3,092
*	Capri Holdings Ltd.	84,708	3,040
	Ralph Lauren Corp. Class A	24,626	3,036
*	Fox Factory Holding Corp.	27,821	3,019
*	Avis Budget Group Inc.	13,153	3,008
	World Wrestling Entertainment Inc. Class A	27,144	2,944
	Macy's Inc.	177,916	2,856
*	Coty Inc. Class A	230,664	2,835
*	Visteon Corp.	19,234	2,762
	Advance Auto Parts Inc.	39,100	2,749
	Academy Sports & Outdoors Inc.	50,341	2,721
	Fox Corp. Class B	84,785	2,704
*	Goodyear Tire & Rubber Co.	193,553	2,648
	KB Home	50,671	2,620
	Leggett & Platt Inc.	86,511	2,562
*	Chewy Inc. Class A	64,041	2,528
	Marriott Vacations Worldwide Corp.	20,538	2,520
	Wendy's Co.	115,352	2,509
*	Penn Entertainment Inc.	103,615	2,490
	Choice Hotels International Inc.	21,055	2,474
*	Endeavor Group Holdings Inc. Class A	103,384	2,473
*	Ollie's Bargain Outlet Holdings Inc.	41,934	2,429
	TEGNA Inc.	146,927	2,386
	Penske Automotive Group Inc.	14,092	2,348
	Group 1 Automotive Inc.	9,085	2,345
*	Skyline Champion Corp.	35,831	2,345

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Hilton Grand Vacations Inc.	51,131	2,323
*	YETI Holdings Inc.	57,772	2,244
*	Tri Pointe Homes Inc.	66,693	2,192
	Newell Brands Inc.	249,616	2,172
*	Grand Canyon Education Inc.	20,893	2,156
	Madison Square Garden Sports Corp.	11,346	2,134
	LCI Industries	16,452	2,079
	Warner Music Group Corp. Class A	76,641	2,000
	Rush Enterprises Inc. Class A	32,766	1,990
*	Lyft Inc. Class A	205,559	1,971
	Lennar Corp. Class B	17,145	1,937
*	JetBlue Airways Corp.	215,814	1,912
	Signet Jewelers Ltd.	29,152	1,902
	Travel & Leisure Co.	46,877	1,891
*	Shake Shack Inc. Class A	24,315	1,890
*	Topgolf Callaway Brands Corp.	92,471	1,836
	Columbia Sportswear Co.	23,568	1,820
*	Frontdoor Inc.	56,285	1,795
*	LGI Homes Inc.	13,277	1,791
	MDC Holdings Inc.	38,058	1,780
[1]	Sirius XM Holdings Inc.	389,372	1,764
*	Boot Barn Holdings Inc.	20,779	1,760
*	Helen of Troy Ltd.	16,213	1,751
	Carter's Inc.	24,014	1,743
	Foot Locker Inc.	63,724	1,728
	Gap Inc.	191,643	1,711
	Kohl's Corp.	73,811	1,701
*	Cavco Industries Inc.	5,653	1,668
*,1	Carvana Co. Class A	63,646	1,650
*	Peloton Interactive Inc. Class A	214,407	1,649
	Bloomin' Brands Inc.	60,594	1,629
*	Liberty Media Corp.- Liberty SiriusXM Class A	49,253	1,616
	Inter Parfums Inc.	11,848	1,602
	Red Rock Resorts Inc. Class A	34,103	1,595
	Papa John's International Inc.	21,573	1,593
*	Hertz Global Holdings Inc.	86,582	1,592
	Kontoor Brands Inc.	37,688	1,587
*,1	AMC Entertainment Holdings Inc. Class A	347,855	1,531
	Steven Madden Ltd.	46,782	1,529
*	M/I Homes Inc.	17,187	1,499
	Century Communities Inc.	19,473	1,492
	Dana Inc.	87,173	1,482
*	Dorman Products Inc.	18,497	1,458
*	ACV Auctions Inc. Class A	83,863	1,448
	American Eagle Outfitters Inc.	122,397	1,444
	Graham Holdings Co. Class B	2,475	1,414
		Shares	Market Value• ($000)
*,1	QuantumScape Corp. Class A	173,563	1,387
	Cracker Barrel Old Country Store Inc.	14,823	1,381
*	Urban Outfitters Inc.	40,777	1,351
*	Sonos Inc.	82,428	1,346
	Jack in the Box Inc.	13,777	1,344
	Winnebago Industries Inc.	19,890	1,326
*	SeaWorld Entertainment Inc.	23,589	1,321
*	Allegiant Travel Co.	10,439	1,318
	Nordstrom Inc.	63,848	1,307
*	Cinemark Holdings Inc.	76,393	1,260
*	Gentherm Inc.	22,060	1,247
*	Six Flags Entertainment Corp.	47,710	1,240
	Spirit Airlines Inc.	71,316	1,224
	PriceSmart Inc.	16,310	1,208
*	Abercrombie & Fitch Co. Class A	32,027	1,207
*	National Vision Holdings Inc.	49,678	1,207
	Laureate Education Inc.	98,831	1,195
*	PowerSchool Holdings Inc. Class A	62,376	1,194
*	SkyWest Inc.	28,851	1,175
*,1	Luminar Technologies Inc. Class A	168,978	1,163
*	OPENLANE Inc.	75,934	1,156
*	XPEL Inc.	13,474	1,135
	Acushnet Holdings Corp.	20,601	1,126
*	Dave & Buster's Entertainment Inc.	25,199	1,123
*	Lions Gate Entertainment Corp. Class B	132,810	1,109
*	Leslie's Inc.	117,351	1,102
*	Knowles Corp.	60,853	1,099
*	Brinker International Inc.	29,436	1,077
	Cheesecake Factory Inc.	30,958	1,071
*	Under Armour Inc. Class C	159,105	1,068
	Hanesbrands Inc.	234,173	1,063
*	Driven Brands Holdings Inc.	39,223	1,061
*	Vista Outdoor Inc.	38,253	1,058
*	Stride Inc.	28,088	1,046
*	ODP Corp.	21,735	1,018
*	Overstock.com Inc.	31,116	1,013
	Strategic Education Inc.	14,933	1,013
*	PROG Holdings Inc.	31,363	1,007
*	Adtalem Global Education Inc.	29,300	1,006
*	Green Brick Partners Inc.	17,691	1,005
*	TripAdvisor Inc.	60,905	1,004
*	Liberty Media Corp.- Liberty Braves Class C	25,103	995
*	Central Garden & Pet Co. Class A	27,139	989
	Oxford Industries Inc.	9,862	971

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Victoria's Secret & Co.	55,270	963
	John Wiley & Sons Inc. Class A	27,867	948
	Upbound Group Inc.	30,229	941
*	Everi Holdings Inc.	62,567	905
*	Cars.com Inc.	45,132	895
[1]	Dillard's Inc. Class A	2,730	891
*	Sally Beauty Holdings Inc.	71,509	883
	Levi Strauss & Co. Class A	59,902	864
	HNI Corp.	30,591	862
	Monro Inc.	21,155	860
	Matthews International Corp. Class A	20,116	857
*	Integral Ad Science Holding Corp.	47,527	855
*	Malibu Boats Inc. Class A	14,262	837
*	Coursera Inc.	63,335	825
	La-Z-Boy Inc.	28,402	813
*,1	Fisker Inc.	143,257	808
	Camping World Holdings Inc. Class A	26,449	796
*	Sweetgreen Inc. Class A	61,906	794
*,1	Dutch Bros Inc. Class A	27,533	783
	Wolverine World Wide Inc.	53,188	781
*	Liberty Media Corp.- Liberty Formula One Class A	11,386	770
*	Madison Square Garden Entertainment Corp. Class A	22,541	758
*	iRobot Corp.	16,643	753
	MillerKnoll Inc.	49,480	731
*	Portillo's Inc. Class A	32,325	728
	Scholastic Corp.	18,698	727
*	Chegg Inc.	80,503	715
*	Sabre Corp.	216,323	690
	Buckle Inc.	19,649	680
*	Life Time Group Holdings Inc.	33,980	668
	Sturm Ruger & Co. Inc.	12,500	662
[1]	Krispy Kreme Inc.	44,682	658
	Monarch Casino & Resort Inc.	9,218	649
*	Figs Inc. Class A	78,063	646
	Winmark Corp.	1,916	637
*,1	Mister Car Wash Inc.	65,586	633
*	Beazer Homes USA Inc.	22,150	627
*	Sun Country Airlines Holdings Inc.	27,708	623
*	American Axle & Manufacturing Holdings Inc.	75,117	621
*	Arlo Technologies Inc.	56,712	619
	Caleres Inc.	24,915	596
	Dine Brands Global Inc.	10,255	595
*	Under Armour Inc. Class A	81,958	592
		Shares	Market Value• ($000)
	News Corp. Class B	29,413	580
*,1	Udemy Inc.	52,666	565
*	Thryv Holdings Inc.	22,895	563
*	Perdoceo Education Corp.	45,012	552
*	Chuy's Holdings Inc.	13,436	548
*	Clean Energy Fuels Corp.	106,924	530
*	Sphere Entertainment Co.	19,139	524
*	G-III Apparel Group Ltd.	27,065	522
*	Golden Entertainment Inc.	12,431	520
	A-Mark Precious Metals Inc.	13,688	512
*	MarineMax Inc.	14,879	508
	Sonic Automotive Inc. Class A	10,568	504
	Standard Motor Products Inc.	13,104	492
*	BJ's Restaurants Inc.	15,369	489
*	Denny's Corp.	39,034	481
	Steelcase Inc. Class A	62,262	480
*	Rover Group Inc. Class A	96,941	476
*	Cava Group Inc.	11,397	467
*	Petco Health & Wellness Co. Inc. Class A	52,385	466
*	Corsair Gaming Inc.	26,195	465
*	Chico's FAS Inc.	81,758	437
	RCI Hospitality Holdings Inc.	5,747	437
*	Revolve Group Inc.	26,633	437
	Ethan Allen Interiors Inc.	15,402	436
	Franchise Group Inc.	15,116	433
[1]	Guess? Inc.	22,115	430
*	Accel Entertainment Inc. Class A	40,447	427
	Smith & Wesson Brands Inc.	32,321	421
	Arko Corp.	51,833	412
	Gray Television Inc.	51,919	409
*	Sleep Number Corp.	14,580	398
*	Stagwell Inc. Class A	55,124	397
	Designer Brands Inc. Class A	38,330	387
*	EW Scripps Co. Class A	41,692	381
*	Master Craft Boat Holdings Inc.	12,305	377
*	WW International Inc.	54,055	363
	Interface Inc. Class A	41,128	362
*	GoPro Inc. Class A	85,360	353
	Sinclair Inc.	25,561	353
*	European Wax Center Inc. Class A	18,699	348
*	America's Car-Mart Inc.	3,394	339
*	Clear Channel Outdoor Holdings Inc.	246,338	337
*	Hawaiian Holdings Inc.	30,994	334
*	Kura Sushi USA Inc. Class A	3,583	333
*	Vizio Holding Corp. Class A	49,371	333

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Stoneridge Inc.	17,614	332
*	Bally's Corp.	21,317	332
*	Hovnanian Enterprises Inc. Class A	3,253	323
*	Viad Corp.	12,029	323
*	Bowlero Corp.	27,538	321
*,1	Dream Finders Homes Inc. Class A	12,815	315
*	Boston Omaha Corp. Class A	15,917	300
*	Xponential Fitness Inc. Class A	17,297	298
*	QuinStreet Inc.	33,170	293
	Movado Group Inc.	10,544	283
*	Daily Journal Corp.	973	281
*	AMC Networks Inc. Class A	23,493	281
	Shoe Carnival Inc.	11,853	278
	Carriage Services Inc. Class A	8,442	274
	Marcus Corp.	18,310	272
	Hibbett Inc.	7,283	264
*	iHeartMedia Inc. Class A	72,097	262
*,1	Mondee Holdings Inc. Class A	28,801	257
*,1	Playstudios Inc.	51,558	253
*	Sciplay Corp. Class A	12,827	252
*	Lovesac Co.	9,258	250
	Haverty Furniture Cos. Inc.	8,222	248
[1]	Cricut Inc. Class A	20,354	248
*	First Watch Restaurant Group Inc.	14,373	243
	Aaron's Co. Inc.	17,073	241
*	Qurate Retail Inc. Series A	235,205	233
*	Eastman Kodak Co.	49,398	228
*	OneWater Marine Inc. Class A	6,228	226
*	Funko Inc. Class A	20,786	225
*	Gannett Co. Inc.	99,686	224
*,1	Vuzix Corp.	43,358	221
	Build-A-Bear Workshop Inc.	10,326	221
*	Genesco Inc.	8,794	220
*	Quotient Technology Inc.	56,827	218
*	Stitch Fix Inc. Class A	53,913	208
*	Lindblad Expeditions Holdings Inc.	18,807	205
*,1	SES AI Corp.	83,738	204
*	2U Inc.	50,097	202
*	Liberty Media Corp.- Liberty Braves Class A	4,820	197
	Bluegreen Vacations Holding Class A	5,516	197
*	Outbrain Inc.	39,790	196
*	Central Garden & Pet Co.	4,784	185
*	Cooper-Standard Holdings Inc.	12,960	185
*,1	Blink Charging Co.	30,055	180
*	Frontier Group Holdings Inc.	18,228	176
*	Potbelly Corp.	19,904	175
		Shares	Market Value• ($000)
	Johnson Outdoors Inc. Class A	2,828	174
*	Destination XL Group Inc.	35,517	174
	Alta Equipment Group Inc.	10,011	173
*	Selectquote Inc.	87,993	172
*	Angi Inc. Class A	51,757	171
*	Liquidity Services Inc.	10,233	169
*	Zumiez Inc.	10,066	168
*	Holley Inc.	41,174	168
*	Universal Technical Institute Inc.	23,386	162
*	Children's Place Inc.	6,889	160
	Clarus Corp.	17,555	160
	Entravision Communications Corp. Class A	36,315	159
	Big Lots Inc.	17,757	157
*	Century Casinos Inc.	21,934	156
*,1	Canoo Inc.	324,220	155
*	Red Robin Gourmet Burgers Inc.	10,926	151
*	VOXX International Corp. Class A	11,691	146
*	1-800-Flowers.com Inc. Class A	18,559	145
[1]	Big 5 Sporting Goods Corp.	15,749	144
	Hooker Furnishings Corp.	7,614	142
*	Solo Brands Inc. Class A	24,888	141
*	Vera Bradley Inc.	21,968	140
*	Full House Resorts Inc.	20,813	139
*,1	Faraday Future Intelligent Electric Inc.	692,261	138
	Weyco Group Inc.	4,853	130
*	LiveOne Inc.	74,074	130
*,1	Sportsman's Warehouse Holdings Inc.	22,550	129
	Marine Products Corp.	7,669	129
	Nathan's Famous Inc.	1,617	127
*	Cardlytics Inc.	19,912	126
	El Pollo Loco Holdings Inc.	14,342	126
*	PlayAGS Inc.	22,237	126
*	Tile Shop Holdings Inc.	22,718	126
*	Turtle Beach Corp.	10,541	123
*,1	RealReal Inc.	54,992	122
*	Snap One Holdings Corp.	10,397	121
*	Tilly's Inc. Class A	17,104	120
*,1	AMMO Inc.	56,158	120
*	Nerdy Inc.	28,833	120
*	Biglari Holdings Inc. Class A	123	117
*,1	Arhaus Inc.	11,188	117
*	CarParts.com Inc.	27,126	115
*	Rush Street Interactive Inc.	36,535	114
*	Citi Trends Inc.	6,412	113
	Townsquare Media Inc. Class A	9,337	111

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Legacy Housing Corp.	4,622	107
	Rocky Brands Inc.	5,039	106
*	Latham Group Inc.	28,563	106
[1]	Purple Innovation Inc. Class A	37,652	105
*	Fiesta Restaurant Group Inc.	13,035	104
*	ONE Group Hospitality Inc.	14,056	103
[1]	Escalade Inc.	7,622	102
*	Emerald Holding Inc.	24,384	100
*	Motorcar Parts of America Inc.	12,730	99
*	Noodles & Co. Class A	29,201	99
	Bassett Furniture Industries Inc.	6,604	99
	Cato Corp. Class A	12,211	98
*	Mesa Air Group Inc.	38,440	98
*,1	ContextLogic Inc. Class A	14,814	97
*	J Jill Inc.	4,459	96
*	American Outdoor Brands Inc.	10,588	92
	Climb Global Solutions Inc.	1,899	91
*,1	Lincoln Educational Services Corp.	13,255	89
*	Lands' End Inc.	11,262	87
	Acme United Corp.	3,499	87
	Lakeland Industries Inc.	6,065	87
*	ThredUP Inc. Class A	35,387	86
*	Allbirds Inc. Class A	66,954	84
*	Carrols Restaurant Group Inc.	16,092	81
*	Fossil Group Inc.	31,352	81
	Superior Group of Cos. Inc.	8,674	81
*	JAKKS Pacific Inc.	4,046	81
*	LL Flooring Holdings Inc.	20,606	79
*	Superior Industries International Inc.	21,922	79
	Flexsteel Industries Inc.	3,943	78
*	Loop Media Inc.	32,468	78
*	Universal Electronics Inc.	7,869	76
	Hamilton Beach Brands Holding Co. Class A	7,791	75
*	Container Store Group Inc.	23,135	73
*	Urban One Inc.	12,009	72
*	Traeger Inc.	16,967	72
*,1	Reservoir Media Inc.	11,962	72
*	BARK Inc.	53,111	71
*	Sonder Holdings Inc.	130,633	69
*	Duluth Holdings Inc. Class B	10,724	67
*	Lazydays Holdings Inc.	5,685	66
*	Spruce Power Holding Corp.	81,716	66
*	RumbleON Inc. Class B	5,260	65
	Lifetime Brands Inc.	10,315	58
*,1	Delta Apparel Inc.	5,376	56
		Shares	Market Value• ($000)
	Canterbury Park Holding Corp.	2,370	55
*	Strattec Security Corp.	2,980	54
*	American Public Education Inc.	11,060	52
*	Cumulus Media Inc. Class A	11,766	48
*,1	Vacasa Inc. Class A	70,753	48
*	Conn's Inc.	11,815	44
*,1	Regis Corp.	39,526	44
*	Lee Enterprises Inc.	3,230	44
*,1	Red Cat Holdings Inc.	36,630	44
*,1	Genius Brands International Inc.	21,261	41
	NL Industries Inc.	7,172	40
*	Liberty TripAdvisor Holdings Inc. Class A	60,450	39
*	Rent the Runway Inc. Class A	19,110	38
*	Harte Hanks Inc.	6,868	38
*	Barnes & Noble Education Inc.	27,832	35
*	Inspirato Inc.	35,714	35
*	Polished.com Inc.	73,266	34
*	Charles & Colvard Ltd.	31,847	30
	Ark Restaurants Corp.	1,632	30
*	Savers Value Village Inc.	1,256	30
*,1	Kirkland's Inc.	10,411	29
*,1	Focus Universal Inc.	19,046	29
	Saga Communications Inc. Class A	1,303	28
*	Gaia Inc. Class A	11,846	27
*	Brilliant Earth Group Inc. Class A	6,975	27
*,1	Express Inc.	43,691	26
*	Nautilus Inc.	21,129	26
*	Tupperware Brands Corp.	32,267	26
*	Lulu's Fashion Lounge Holdings Inc.	9,663	24
*	Fluent Inc.	35,496	22
*,1	BurgerFi International Inc.	14,006	22
*,1	Hall of Fame Resort & Entertainment Co.	1,701	18
*,1	CuriosityStream Inc.	17,896	17
*	Live Ventures Inc.	636	17
*,1	Owlet Inc.	49,876	17
*	Ondas Holdings Inc.	18,924	16
*,1	Shift Technologies Inc.	7,599	16
*	Koss Corp.	3,956	15
*,1	Aterian Inc.	31,270	14
*	Wheels Up Experience Inc.	11,867	14
*	XWELL Inc.	62,337	13
*	F45 Training Holdings Inc.	21,692	11
[1]	JOANN Inc.	10,928	10
*,1	Cineverse Corp.	5,250	10
*	Chicken Soup For The Soul Entertainment Inc.	6,233	7
*	Educational Development Corp.	5,525	7
*	Mullen Automotive Inc.	35,823	4

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Arcimoto Inc.	838	1
			4,197,257
Consumer Staples (5.1%)
	Procter & Gamble Co.	1,578,524	239,525
	PepsiCo Inc.	923,631	171,075
	Coca-Cola Co.	2,610,716	157,217
	Philip Morris International Inc.	1,039,237	101,450
	Mondelez International Inc. Class A	911,979	66,520
	CVS Health Corp.	857,671	59,291
	Altria Group Inc.	1,194,649	54,118
	Colgate-Palmolive Co.	555,973	42,832
	McKesson Corp.	90,639	38,731
	Kimberly-Clark Corp.	226,133	31,220
	General Mills Inc.	393,104	30,151
*	Monster Beverage Corp.	488,186	28,041
	Archer-Daniels-Midland Co.	364,092	27,511
	Constellation Brands Inc. Class A	110,024	27,080
	Corteva Inc.	451,265	25,858
	Sysco Corp.	339,122	25,163
	Hershey Co.	98,633	24,629
	AmerisourceBergen Corp. Class A	114,834	22,098
	Keurig Dr Pepper Inc.	657,068	20,547
	Kroger Co.	431,638	20,287
	Kraft Heinz Co.	533,726	18,947
	Church & Dwight Co. Inc.	162,135	16,251
	McCormick & Co. Inc.	167,104	14,577
	Brown-Forman Corp. Class B	211,263	14,108
	Walgreens Boots Alliance Inc.	493,165	14,050
	Clorox Co.	82,064	13,052
	Kellogg Co.	171,923	11,588
	Lamb Weston Holdings Inc.	96,950	11,144
	Conagra Brands Inc.	317,545	10,708
	J M Smucker Co.	67,214	9,926
	Tyson Foods Inc. Class A	189,804	9,688
	Bunge Ltd.	100,416	9,474
	Molson Coors Beverage Co. Class B	120,093	7,907
	Hormel Foods Corp.	181,910	7,316
*	Darling Ingredients Inc.	106,274	6,779
*	US Foods Holding Corp.	148,162	6,519
*	Performance Food Group Co.	103,571	6,239
	Casey's General Stores Inc.	25,034	6,105
	Campbell Soup Co.	131,849	6,027
	Albertsons Cos. Inc. Class A	213,185	4,652
	Ingredion Inc.	42,380	4,490
*	Celsius Holdings Inc.	27,978	4,174
*	BellRing Brands Inc.	87,757	3,212
*	Post Holdings Inc.	34,473	2,987
	Flowers Foods Inc.	115,092	2,864
		Shares	Market Value• ($000)
	Lancaster Colony Corp.	13,055	2,625
*	Sprouts Farmers Market Inc.	70,922	2,605
*	Simply Good Foods Co.	64,352	2,355
*	Hostess Brands Inc. Class A	89,355	2,263
*,1	Freshpet Inc.	32,714	2,153
	Spectrum Brands Holdings Inc.	27,501	2,146
*	Boston Beer Co. Inc. Class A	6,391	1,971
	Brown-Forman Corp. Class A	28,845	1,964
	Coca-Cola Consolidated Inc.	2,988	1,900
*	TreeHouse Foods Inc.	37,231	1,876
*	Grocery Outlet Holding Corp.	59,378	1,818
	WD-40 Co.	9,512	1,794
	Energizer Holdings Inc.	48,773	1,638
	Edgewell Personal Care Co.	30,970	1,279
	Primo Water Corp.	101,519	1,273
	J & J Snack Foods Corp.	7,965	1,261
	Cal-Maine Foods Inc.	25,985	1,169
	MGP Ingredients Inc.	10,383	1,104
	Nu Skin Enterprises Inc. Class A	32,408	1,076
	Reynolds Consumer Products Inc.	36,175	1,022
	Vector Group Ltd.	77,460	992
	Andersons Inc.	20,676	954
*	Chefs' Warehouse Inc.	26,092	933
*	Herbalife Ltd.	65,312	865
*	National Beverage Corp.	16,730	809
*	United Natural Foods Inc.	41,043	802
	Ingles Markets Inc. Class A	9,621	795
*	Hain Celestial Group Inc.	62,284	779
	Universal Corp.	15,569	778
	Utz Brands Inc.	45,503	744
[1]	B&G Foods Inc.	49,858	694
	Weis Markets Inc.	10,664	685
	Medifast Inc.	7,137	658
[1]	Fresh Del Monte Produce Inc.	24,940	641
*	Sovos Brands Inc.	31,052	607
	John B Sanfilippo & Son Inc.	5,143	603
	Seaboard Corp.	164	584
*	Vita Coco Co. Inc.	21,221	570
	SpartanNash Co.	22,503	507
*,1	Beyond Meat Inc.	38,167	495
*	Pilgrim's Pride Corp.	22,927	493
*	USANA Health Sciences Inc.	7,790	491
*	Beauty Health Co.	54,526	456
*	Duckhorn Portfolio Inc.	29,525	383
*	Mission Produce Inc.	30,100	365
	ACCO Brands Corp.	64,127	334

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Tootsie Roll Industries Inc.	9,405	333
	Calavo Growers Inc.	10,546	306
	Turning Point Brands Inc.	11,917	286
	Oil-Dri Corp. of America	4,396	259
*	Westrock Coffee Co.	23,696	258
*	Olaplex Holdings Inc.	66,359	247
	Limoneira Co.	12,875	200
[1]	PetMed Express Inc.	14,496	200
*	Lifecore Biomedical Inc.	19,810	192
*	Vital Farms Inc.	13,714	164
*,1	Brookfield Realty Capital Corp.	27,699	143
*	Seneca Foods Corp. Class A	4,151	136
*	GrowGeneration Corp.	35,962	122
*	Whole Earth Brands Inc.	29,083	117
*	Nature's Sunshine Products Inc.	8,283	113
*	HF Foods Group Inc.	23,456	110
*	Benson Hill Inc.	76,425	99
	Natural Grocers by Vitamin Cottage Inc.	7,685	94
*	ProPhase Labs Inc.	12,254	89
	Alico Inc.	2,955	75
	Village Super Market Inc. Class A	2,979	68
*,1	Rite Aid Corp.	37,698	57
*	Honest Co. Inc.	33,940	57
*,1	22nd Century Group Inc.	124,979	48
*,1	Veru Inc.	39,389	47
	Lifevantage Corp.	10,023	44
*,1	PLBY Group Inc.	26,318	44
*	Zevia PBC Class A	9,474	41
*	Farmer Bros Co.	11,334	31
*,1	Vintage Wine Estates Inc.	27,397	23
*	S&W Seed Co.	18,009	22
*,1	Bridgford Foods Corp.	1,495	17
*,1	AppHarvest Inc.	43,890	16
*,1	Tattooed Chef Inc.	27,167	15
*	AquaBounty Technologies Inc.	28,890	10
*,1	Alkaline Water Co. Inc.	5,421	8
*,1	MedAvail Holdings Inc.	20,325	5
*,1	Blue Apron Hldgs Inc. Class A	695	4
*	Local Bounti Corp.	1,120	3
			1,492,540
Energy (4.3%)
	Exxon Mobil Corp.	2,707,267	290,354
	Chevron Corp.	1,205,690	189,715
	ConocoPhillips	811,071	84,035
	Schlumberger NV	953,175	46,820
	EOG Resources Inc.	391,303	44,781
	Marathon Petroleum Corp.	284,042	33,119
	Pioneer Natural Resources Co.	156,392	32,401
	Phillips 66	308,581	29,432
	Valero Energy Corp.	242,044	28,392
	Williams Cos. Inc.	816,140	26,631
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	448,022	26,344
	Hess Corp.	184,220	25,045
	Cheniere Energy Inc.	154,541	23,546
	Kinder Morgan Inc.	1,278,624	22,018
	Baker Hughes Co. Class A	676,637	21,389
	Devon Energy Corp.	428,969	20,736
	ONEOK Inc.	299,157	18,464
	Halliburton Co.	541,495	17,864
	Diamondback Energy Inc.	120,691	15,854
*	Enphase Energy Inc.	91,685	15,355
*	First Solar Inc.	67,771	12,883
	Coterra Energy Inc.	480,233	12,150
	Targa Resources Corp.	150,781	11,474
	EQT Corp.	240,404	9,888
	Marathon Oil Corp.	412,746	9,501
	Chesapeake Energy Corp.	84,778	7,094
	APA Corp.	205,842	7,034
	Ovintiv Inc. (XNYS)	163,563	6,227
	Texas Pacific Land Corp.	4,171	5,491
	Range Resources Corp.	156,100	4,589
*	Southwestern Energy Co.	743,895	4,471
	HF Sinclair Corp.	95,792	4,273
	NOV Inc.	264,794	4,247
	ChampionX Corp.	133,439	4,142
*,1	Plug Power Inc.	397,877	4,134
	PDC Energy Inc.	58,037	4,129
*	Antero Resources Corp.	178,687	4,115
	Chord Energy Corp.	26,528	4,080
	Matador Resources Co.	77,086	4,033
	Civitas Resources Inc.	54,376	3,772
	Murphy Oil Corp.	97,927	3,751
*	Transocean Ltd. (XNYS)	469,425	3,291
	DTE Midstream LLC	64,744	3,209
*	Weatherford International plc	47,686	3,167
	PBF Energy Inc. Class A	75,186	3,078
*	Noble Corp. plc	73,167	3,023
*	Shoals Technologies Group Inc. Class A	111,399	2,847
*	Denbury Inc.	32,727	2,823
	Antero Midstream Corp.	232,876	2,701
	Magnolia Oil & Gas Corp. Class A	124,382	2,600
	Equitrans Midstream Corp.	269,591	2,577
	SM Energy Co.	78,994	2,499
	Arcosa Inc.	31,457	2,384
*	Array Technologies Inc.	99,377	2,246
	Helmerich & Payne Inc.	62,767	2,225
	California Resources Corp.	46,799	2,120
	Northern Oil and Gas Inc.	56,456	1,938
*	CNX Resources Corp.	102,150	1,810
	Peabody Energy Corp.	82,648	1,790

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Permian resources Corp. Class A	163,166	1,788
	Cactus Inc. Class A	41,405	1,752
*,1	ChargePoint Holdings Inc.	198,716	1,747
*	Tidewater Inc.	31,210	1,730
	Patterson-UTI Energy Inc.	126,587	1,515
*	Callon Petroleum Co.	41,338	1,450
	Liberty Energy Inc. Class A	108,151	1,446
[1]	Sitio Royalties Corp. Class A	53,876	1,415
	Warrior Met Coal Inc.	35,534	1,384
	Alpha Metallurgical Resources Inc.	8,422	1,384
	Arch Resources Inc.	11,719	1,321
*	NEXTracker Inc. Class A	32,616	1,298
*	Oceaneering International Inc.	66,532	1,244
*	Green Plains Inc.	37,690	1,215
	CONSOL Energy Inc.	17,514	1,188
*	NexTier Oilfield Solutions Inc.	129,860	1,161
	New Fortress Energy Inc.	41,736	1,118
*	Ameresco Inc. Class A	21,746	1,058
	Delek US Holdings Inc.	44,001	1,054
*	Talos Energy Inc.	74,404	1,032
	Archrock Inc.	99,777	1,023
*	Diamond Offshore Drilling Inc.	69,498	990
*	Par Pacific Holdings Inc.	35,804	953
	World Fuel Services Corp.	40,140	830
	Core Laboratories Inc.	32,248	750
*,1	Fluence Energy Inc.	27,715	738
	Comstock Resources Inc.	63,137	732
*	Gulfport Energy Corp.	6,965	732
*	NOW Inc.	70,580	731
*	Helix Energy Solutions Group Inc.	98,673	728
*	Earthstone Energy Inc. Class A	44,140	631
*	Nabors Industries Ltd. (XNYS)	6,548	609
*	Vital Energy Inc.	12,913	583
*,1	SunPower Corp.	58,871	577
*	Stem Inc.	100,623	576
*	ProPetro Holding Corp.	69,420	572
	CVR Energy Inc.	19,053	571
*,1	FuelCell Energy Inc.	259,196	560
*	MRC Global Inc.	54,151	545
*	NextDecade Corp.	63,693	523
*	Dril-Quip Inc.	21,948	511
*	Tellurian Inc.	346,130	488
	Select Water Solutions Inc.	56,344	456
	SunCoke Energy Inc.	56,539	445
	RPC Inc.	61,215	438
*	Bristow Group Inc.	14,607	420
*	REX American Resources Corp.	11,214	390
		Shares	Market Value• ($000)
[1]	Kinetik Holdings Inc. Class A	10,216	359
	SandRidge Energy Inc.	20,819	317
*	Oil States International Inc.	41,067	307
*	SilverBow Resources Inc.	10,473	305
*	Montauk Renewables Inc.	38,927	290
	Vitesse Energy Inc.	12,846	288
*,1	EVgo Inc.	69,821	279
*	TETRA Technologies Inc.	81,233	275
	VAALCO Energy Inc.	72,818	274
	Berry Corp.	37,707	259
*	TPI Composites Inc.	25,015	259
*	Centrus Energy Corp. Class A	7,633	249
*	Newpark Resources Inc.	47,154	247
*	Gevo Inc.	161,777	246
	Crescent Energy Co. Class A	23,490	245
*	DMC Global Inc.	13,419	238
*	W&T Offshore Inc.	60,181	233
*	SEACOR Marine Holdings Inc.	18,771	215
	Enviva Inc.	19,768	214
[1]	Atlas Energy Solutions Inc. Class A	11,770	204
*	Amplify Energy Corp.	28,902	196
*	Forum Energy Technologies Inc.	7,505	192
	Evolution Petroleum Corp.	22,455	181
*	Solid Power Inc.	71,191	181
	Solaris Oilfield Infrastructure Inc. Class A	20,364	170
*	ProFrac Holding Corp. Class A	15,223	170
	Granite Ridge Resources Inc.	22,016	146
*,1	Aemetis Inc.	19,744	145
[1]	Riley Exploration Permian Inc.	3,903	139
	Ramaco Resources Inc. Class A	15,478	131
	NACCO Industries Inc. Class A	3,559	123
*	American Superconductor Corp.	19,441	122
*	Matrix Service Co.	20,138	119
*,1	OPAL Fuels Inc. Class A	15,456	115
*	FTC Solar Inc.	33,881	109
*	Natural Gas Services Group Inc.	10,759	107
	PHX Minerals Inc.	32,792	102
*	Ranger Energy Services Inc.	9,731	100
*	Ring Energy Inc.	58,009	99
*	Geospace Technologies Corp.	11,189	87
*	Hallador Energy Co.	10,094	87
*,1	Ideal Power Inc.	6,716	79
	Epsilon Energy Ltd.	14,306	76

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	KLX Energy Services Holdings Inc.	7,734	75
*,1	Beam Global	5,797	60
*	Empire Petroleum Corp.	5,806	53
*,1	American Resources Corp.	26,674	52
*,1	Flotek Industries Inc.	66,667	49
*	Nine Energy Service Inc.	11,327	43
*	ESS Tech Inc.	27,503	40
*	Gulf Island Fabrication Inc.	10,847	35
*	Kodiak Gas Services Inc.	2,184	35
*	Battalion Oil Corp.	5,921	34
*	Ramaco Resources Inc. Class B	3,095	33
*	Heliogen Inc.	113,216	28
*	Ocean Power Technologies Inc.	41,515	25
*	Sunworks Inc.	21,967	25
*	Capstone Green Energy Corp.	13,423	16
*,1	Advent Technologies Holdings Inc.	15,880	9
*,1	Camber Energy Inc.	3,384	2
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,243,396
Financials (10.1%)
*	Berkshire Hathaway Inc. Class B	1,175,785	400,943
	JPMorgan Chase & Co.	1,956,504	284,554
	Bank of America Corp.	4,536,948	130,165
	Wells Fargo & Co.	2,511,676	107,198
	S&P Global Inc.	214,847	86,130
	Goldman Sachs Group Inc.	222,766	71,851
	Morgan Stanley	839,199	71,668
	Marsh & McLennan Cos. Inc.	332,032	62,449
	BlackRock Inc.	85,240	58,913
	Charles Schwab Corp.	1,006,411	57,043
	Citigroup Inc.	1,238,640	57,027
	Chubb Ltd.	277,800	53,493
	Progressive Corp.	391,729	51,853
	Aon plc Class A (XNYS)	130,064	44,898
	CME Group Inc.	241,048	44,664
	Blackstone Inc.	472,254	43,905
	Intercontinental Exchange Inc.	374,940	42,398
	Moody's Corp.	104,442	36,317
	US Bancorp	1,024,847	33,861
	PNC Financial Services Group Inc.	266,846	33,609
	Arthur J Gallagher & Co.	143,404	31,487
	American International Group Inc.	483,698	27,832
	Truist Financial Corp.	890,030	27,012
	Travelers Cos. Inc.	154,564	26,842
	Aflac Inc.	364,166	25,419
	KKR & Co. Inc.	431,707	24,176
	MSCI Inc. Class A	50,878	23,877
		Shares	Market Value• ($000)
	Ameriprise Financial Inc.	69,550	23,102
	Bank of New York Mellon Corp.	501,779	22,339
	MetLife Inc.	384,144	21,716
	Prudential Financial Inc.	243,511	21,483
	Apollo Global Management Inc.	264,078	20,284
	Discover Financial Services	169,267	19,779
	Allstate Corp.	175,505	19,137
*	Arch Capital Group Ltd.	235,627	17,637
*	Berkshire Hathaway Inc. Class A	34	17,606
	T Rowe Price Group Inc.	149,801	16,781
	Willis Towers Watson plc	71,167	16,760
	State Street Corp.	211,756	15,496
	Hartford Financial Services Group Inc.	206,390	14,864
	M&T Bank Corp.	110,501	13,676
	Raymond James Financial Inc.	127,151	13,194
	Nasdaq Inc.	262,285	13,075
	Broadridge Financial Solutions Inc.	78,603	13,019
	Principal Financial Group Inc.	163,063	12,367
	Fifth Third Bancorp	456,567	11,967
*	Markel Group Inc.	8,417	11,642
	LPL Financial Holdings Inc.	51,942	11,294
	Regions Financial Corp.	621,526	11,076
	Brown & Brown Inc.	152,550	10,502
	Huntington Bancshares Inc.	958,282	10,330
	FactSet Research Systems Inc.	25,595	10,255
	Ares Management Corp. Class A	106,379	10,250
	Cincinnati Financial Corp.	105,149	10,233
	Everest Re Group Ltd.	29,014	9,919
	Northern Trust Corp.	132,245	9,805
	Cboe Global Markets Inc.	70,883	9,783
	First Citizens BancShares Inc. Class A	6,730	8,638
	Citizens Financial Group Inc.	306,368	7,990
	W R Berkley Corp.	129,976	7,741
	Loews Corp.	128,796	7,648
*,1	Coinbase Global Inc. Class A	99,795	7,140
	MarketAxess Holdings Inc.	25,344	6,625
	Annaly Capital Management Inc.	326,587	6,535
	Equitable Holdings Inc.	237,946	6,463
	Globe Life Inc.	57,259	6,277
	Reinsurance Group of America Inc.	45,020	6,244

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	RenaissanceRe Holdings Ltd.	33,439	6,237
	Fidelity National Financial Inc.	170,980	6,155
	KeyCorp.	631,877	5,839
	American Financial Group Inc.	48,732	5,787
	Kinsale Capital Group Inc.	14,600	5,463
	Interactive Brokers Group Inc. Class A	65,588	5,448
	New York Community Bancorp Inc.	480,539	5,401
	Carlyle Group Inc.	168,078	5,370
	Unum Group	111,324	5,310
	Franklin Resources Inc.	198,297	5,297
	Tradeweb Markets Inc. Class A	75,983	5,203
	Invesco Ltd.	302,868	5,091
	East West Bancorp Inc.	95,840	5,059
	Ally Financial Inc.	180,250	4,869
	Primerica Inc.	24,465	4,838
	SEI Investments Co.	79,661	4,749
	Voya Financial Inc.	63,342	4,542
	Webster Financial Corp.	118,546	4,475
*,1	SoFi Technologies Inc.	532,153	4,438
	Assurant Inc.	35,275	4,435
	Old Republic International Corp.	175,729	4,423
	Cullen/Frost Bankers Inc.	38,168	4,104
	AGNC Investment Corp.	403,277	4,085
*	Robinhood Markets Inc. Class A	409,331	4,085
	Stifel Financial Corp.	67,754	4,043
	First Horizon Corp.	353,161	3,980
	Selective Insurance Group Inc.	40,685	3,904
	RLI Corp.	28,511	3,891
[1]	Starwood Property Trust Inc.	196,884	3,820
	Comerica Inc.	89,056	3,772
	First American Financial Corp.	65,893	3,757
	Commerce Bancshares Inc.	75,809	3,692
	Jefferies Financial Group Inc.	111,208	3,689
	Affiliated Managers Group Inc.	24,246	3,634
	OneMain Holdings Inc.	81,558	3,563
	Blue Owl Capital Inc. Class A	304,101	3,543
	Erie Indemnity Co. Class A	16,763	3,520
	Houlihan Lokey Inc. Class A	34,311	3,373
	Morningstar Inc.	17,187	3,370
	SouthState Corp.	50,774	3,341
	Prosperity Bancshares Inc.	58,779	3,320
	Essent Group Ltd.	65,838	3,081
	Bank OZK	75,330	3,025
		Shares	Market Value• ($000)
	MGIC Investment Corp.	191,561	3,025
	Lincoln National Corp.	115,878	2,985
	Rithm Capital Corp.	318,922	2,982
	Wintrust Financial Corp.	40,841	2,966
*	Ryan Specialty Holdings Inc. Class A	66,033	2,964
	Evercore Inc. Class A	23,437	2,897
	Popular Inc.	47,656	2,884
	Home BancShares Inc.	123,670	2,820
	FNB Corp.	244,740	2,800
	Pinnacle Financial Partners Inc.	48,988	2,775
	Axis Capital Holdings Ltd.	51,167	2,754
	Columbia Banking System Inc.	135,537	2,749
	Old National Bancorp	196,353	2,737
	Synovus Financial Corp.	90,240	2,730
	Zions Bancorp NA	101,611	2,729
	United Bankshares Inc.	90,817	2,695
	American Equity Investment Life Holding Co.	50,576	2,636
	First Financial Bankshares Inc.	90,995	2,592
	Western Alliance Bancorp	70,979	2,589
	SLM Corp.	157,629	2,572
	Radian Group Inc.	100,776	2,548
	Janus Henderson Group plc	88,666	2,416
	Hanover Insurance Group Inc.	21,295	2,407
	Cadence Bank	122,281	2,402
	Glacier Bancorp Inc.	74,556	2,324
	Lazard Ltd. Class A	72,319	2,314
	FirstCash Holdings Inc.	24,698	2,305
	White Mountains Insurance Group Ltd.	1,638	2,275
[1]	Blackstone Mortgage Trust Inc. Class A	107,589	2,239
*,1	Credit Acceptance Corp.	4,395	2,232
	Valley National Bancorp	287,749	2,230
	Hancock Whitney Corp.	55,244	2,120
	Assured Guaranty Ltd.	37,797	2,109
	Kemper Corp.	43,462	2,097
*	Mr Cooper Group Inc.	41,361	2,095
	Federated Hermes Inc.	57,229	2,052
*	Brighthouse Financial Inc.	43,045	2,038
*	Enstar Group Ltd.	8,299	2,027
	Corebridge Financial Inc.	111,220	1,964
*	Focus Financial Partners Inc. Class A	37,360	1,962
	Moelis & Co. Class A	43,176	1,958

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	United Community Banks Inc.	73,955	1,848
	CNO Financial Group Inc.	74,219	1,757
*,1	Upstart Holdings Inc.	48,805	1,748
	Hamilton Lane Inc. Class A	21,660	1,732
	Artisan Partners Asset Management Inc. Class A	43,736	1,719
	Jackson Financial Inc. Class A	55,274	1,692
*	Texas Capital Bancshares Inc.	32,818	1,690
	Community Bank System Inc.	35,689	1,673
	International Bancshares Corp.	37,827	1,672
	UMB Financial Corp.	25,928	1,579
	Walker & Dunlop Inc.	19,706	1,559
	WSFS Financial Corp.	41,209	1,554
	Associated Banc-Corp.	95,065	1,543
	Cathay General Bancorp	47,646	1,534
[1]	Arbor Realty Trust Inc.	103,324	1,531
	First Hawaiian Inc.	85,011	1,531
*	Genworth Financial Inc. Class A	305,707	1,529
*,1	Marathon Digital Holdings Inc.	110,235	1,528
*	Axos Financial Inc.	38,493	1,518
	First BanCorp. (XNYS)	123,738	1,512
	Ameris Bancorp	43,922	1,503
	Piper Sandler Cos.	11,465	1,482
*	NMI Holdings Inc. Class A	55,188	1,425
	First Interstate BancSystem Inc. Class A	59,214	1,412
	Simmons First National Corp. Class A	81,787	1,411
*,1	Riot Platforms Inc.	115,512	1,365
	ServisFirst Bancshares Inc.	32,769	1,341
	Pacific Premier Bancorp Inc.	63,789	1,319
	Fulton Financial Corp.	110,430	1,316
	Eastern Bankshares Inc.	106,600	1,308
	Atlantic Union Bankshares Corp.	50,023	1,298
	Independent Bank Corp. (XNGS)	28,893	1,286
	BOK Financial Corp.	15,812	1,277
	Seacoast Banking Corp. of Florida	56,326	1,245
	First Financial Bancorp	59,891	1,224
	TPG Inc.	41,360	1,210
	Ready Capital Corp.	106,799	1,205
	Washington Federal Inc.	44,892	1,191
	CVB Financial Corp.	89,568	1,189
	PennyMac Financial Services Inc.	16,856	1,185
	First Merchants Corp.	40,486	1,143
*	Bancorp Inc.	34,904	1,140
	BankUnited Inc.	51,659	1,113
	Navient Corp.	59,638	1,108
		Shares	Market Value• ($000)
*	Enova International Inc.	20,806	1,105
	Virtu Financial Inc. Class A	64,437	1,101
	BancFirst Corp.	11,959	1,100
	Apollo Commercial Real Estate Finance Inc.	96,220	1,089
	Bank of Hawaii Corp.	26,327	1,085
	Towne Bank	46,646	1,084
	BGC Partners Inc. Class A	239,583	1,061
*	BRP Group Inc. Class A	42,054	1,042
	PJT Partners Inc. Class A	14,780	1,029
	Banner Corp.	23,079	1,008
	Park National Corp.	9,719	994
	WesBanco Inc.	38,638	990
*	StoneX Group Inc.	11,916	990
	Hilltop Holdings Inc.	30,799	969
[1]	Chimera Investment Corp.	167,331	965
	Enterprise Financial Services Corp.	23,928	936
	Cohen & Steers Inc.	15,906	922
	Virtus Investment Partners Inc.	4,650	918
*	Goosehead Insurance Inc. Class A	14,407	906
	Claros Mortgage Trust Inc.	79,885	906
*	Palomar Holdings Inc.	15,554	903
	Two Harbors Investment Corp.	65,080	903
*	Triumph Financial Inc.	14,784	898
	Compass Diversified Holdings	41,066	891
	NBT Bancorp Inc.	27,682	882
	Northwest Bancshares Inc.	81,861	868
	Pathward Financial Inc.	18,572	861
	City Holding Co.	9,521	857
	StepStone Group Inc. Class A	34,477	855
	First Bancorp (XNGS)	28,252	840
	Renasant Corp.	31,910	834
	Federal Agricultural Mortgage Corp. Class C	5,779	831
	Independent Bank Group Inc.	23,889	825
	Ladder Capital Corp. Class A	76,036	825
*	Cannae Holdings Inc.	40,295	814
	Horace Mann Educators Corp.	27,455	814
	Stock Yards Bancorp Inc.	17,861	810
*	Clearwater Analytics Holdings Inc. Class A	50,668	804
	Victory Capital Holdings Inc. Class A	25,414	802
	Lakeland Financial Corp.	16,473	799

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	First Commonwealth Financial Corp.	62,287	788
	Nelnet Inc. Class A	8,086	780
	Trustmark Corp.	36,658	774
	Provident Financial Services Inc.	47,282	773
	PennyMac Mortgage Investment Trust	57,037	769
*,1	Lemonade Inc.	45,006	758
	Stewart Information Services Corp.	18,263	751
*	Oscar Health Inc. Class A	92,576	746
*	Open Lending Corp. Class A	70,364	740
	Franklin BSP Realty Trust Inc. REIT	52,036	737
	National Bank Holdings Corp. Class A	25,248	733
*	Encore Capital Group Inc.	14,909	725
	Employers Holdings Inc.	19,360	724
	ARMOUR Residential REIT Inc.	135,695	723
	Safety Insurance Group Inc.	9,855	707
	First Busey Corp.	35,148	706
*,1	Rocket Cos. Inc. Class A	77,800	697
	Stellar Bancorp Inc.	30,307	694
	S&T Bancorp Inc.	25,485	693
	New York Mortgage Trust Inc.	69,753	692
	AMERISAFE Inc.	12,816	683
	Westamerica BanCorp.	17,673	677
	FB Financial Corp.	23,950	672
	Argo Group International Holdings Ltd.	22,697	672
	Hope Bancorp Inc.	78,564	661
	Heartland Financial USA Inc.	23,470	654
	MFA Financial Inc. REIT	58,088	653
	Sandy Spring Bancorp Inc.	28,706	651
*	LendingClub Corp.	66,705	650
[1]	Ellington Financial Inc.	46,885	647
	PacWest Bancorp	79,171	645
	TriCo Bancshares	19,340	642
	Peoples Bancorp Inc.	24,137	641
	OFG Bancorp	24,221	632
	Brightspire Capital Inc. Class A	92,816	625
	Berkshire Hills Bancorp Inc.	29,869	619
	Veritex Holdings Inc.	34,055	611
	Bank First Corp.	7,301	607
	WisdomTree Inc.	87,812	602
	Redwood Trust Inc.	93,982	599
	OceanFirst Financial Corp.	38,025	594
	Origin Bancorp Inc.	19,475	571
*	PRA Group Inc.	25,009	571
*	Avantax Inc.	25,467	570
		Shares	Market Value• ($000)
	Nicolet Bankshares Inc.	8,372	569
	Southside Bancshares Inc.	21,385	559
*	SiriusPoint Ltd.	61,350	554
	National Western Life Group Inc. Class A	1,325	551
	Enact Holdings Inc.	21,697	545
	Lakeland Bancorp Inc.	40,156	538
	ProAssurance Corp.	35,652	538
	Mercury General Corp.	17,747	537
[1]	B Riley Financial Inc.	11,399	524
	Capitol Federal Financial Inc.	83,506	515
*	Customers Bancorp Inc.	16,967	513
	German American Bancorp Inc.	18,387	500
	Live Oak Bancshares Inc.	18,725	493
	Brightsphere Investment Group Inc.	23,285	488
*	Trupanion Inc.	24,296	478
	Brookline Bancorp Inc.	54,309	475
	Eagle Bancorp Inc.	21,788	461
	Preferred Bank	8,386	461
	Tompkins Financial Corp.	8,236	459
	Dynex Capital Inc.	33,541	422
	QCR Holdings Inc.	10,278	422
*	Ambac Financial Group Inc.	29,552	421
	First Bancorp Inc. (XNMS)	15,859	410
*	Assetmark Financial Holdings Inc.	13,572	403
	ConnectOne Bancorp Inc.	24,205	402
	United Fire Group Inc.	17,731	402
	KKR Real Estate Finance Trust Inc.	32,945	401
	Premier Financial Corp.	24,679	395
	Dime Community Bancshares Inc.	21,596	381
	Banc of California Inc.	32,726	379
	James River Group Holdings Ltd.	20,375	372
	Community Trust Bancorp Inc.	9,971	355
	Heritage Financial Corp.	21,778	352
	Old Second Bancorp Inc.	26,576	347
*	Columbia Financial Inc.	19,953	345
	Farmers National Banc Corp.	27,614	342
[1]	UWM Holdings Corp.	60,612	339
	Amerant Bancorp Inc.	19,654	338
	TrustCo Bank Corp. NY	11,528	330
	Northfield Bancorp Inc.	29,814	327
*	EZCorp. Inc. Class A	38,810	325
	Univest Financial Corp.	17,983	325
	Universal Insurance Holdings Inc.	20,437	315

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Orchid Island Capital Inc.	30,262	313
	Great Southern Bancorp Inc.	6,158	312
	Heritage Commerce Corp.	37,367	309
	First Mid Bancshares Inc.	12,765	308
	Diamond Hill Investment Group Inc.	1,783	305
	Byline Bancorp Inc.	16,831	304
	HCI Group Inc.	4,916	304
	Kearny Financial Corp.	43,112	304
	TPG RE Finance Trust Inc.	41,064	304
	F&G Annuities & Life Inc.	11,867	294
	Hanmi Financial Corp.	19,616	293
*	Coastal Financial Corp.	7,793	293
	Washington Trust Bancorp Inc.	10,901	292
	Camden National Corp.	9,320	289
	Mercantile Bank Corp.	10,446	289
*	World Acceptance Corp.	2,153	289
	P10 Inc. Class A	25,496	288
[1]	NewtekOne Inc.	18,078	287
	Merchants Bancorp	11,200	286
	Peapack-Gladstone Financial Corp.	10,493	284
	Midland States Bancorp Inc.	14,003	279
	TFS Financial Corp.	22,162	279
[1]	NexPoint Diversified Real Estate Trust	22,210	278
*	CrossFirst Bankshares Inc.	27,698	277
	CNB Financial Corp.	15,254	269
*	MBIA Inc.	30,978	268
	Tiptree Inc.	17,754	266
	HarborOne Bancorp Inc.	30,455	264
	First Community Bankshares Inc.	8,739	260
	Flushing Financial Corp.	20,973	258
	Amalgamated Financial Corp.	16,023	258
	Cambridge Bancorp	4,727	257
	Central Pacific Financial Corp.	16,183	254
	Granite Point Mortgage Trust Inc.	47,975	254
	Bar Harbor Bankshares	9,895	244
	Equity Bancshares Inc. Class A	10,726	244
	Capital City Bank Group Inc.	7,891	242
	Business First Bancshares Inc.	15,762	238
	First Financial Corp.	7,285	237
	Citizens Financial Services Inc.	3,188	237
*	Metropolitan Bank Holding Corp.	6,652	231
		Shares	Market Value• ($000)
	Independent Bank Corp.	13,430	228
	Republic Bancorp Inc. Class A	5,300	225
	Waterstone Financial Inc.	15,475	224
	Metrocity Bankshares Inc.	12,490	223
	Peoples Financial Services Corp.	5,056	221
	GCM Grosvenor Inc. Class A	29,149	220
	ACNB Corp.	6,589	219
	SmartFinancial Inc.	10,103	217
	Alerus Financial Corp.	12,077	217
	Perella Weinberg Partners Class A	25,929	216
	American National Bankshares Inc.	7,342	213
	Hingham Institution for Savings	998	213
	HomeTrust Bancshares Inc.	10,069	210
	Macatawa Bank Corp.	22,021	204
	Citizens & Northern Corp.	10,308	199
	Esquire Financial Holdings Inc.	4,353	199
*	Blue Foundry Bancorp	19,670	199
*	Skyward Specialty Insurance Group Inc.	7,738	197
	Civista Bancshares Inc.	11,120	193
	Enterprise Bancorp Inc.	6,660	193
	Southern Missouri Bancorp Inc.	4,967	191
*	Carter Bankshares Inc.	12,707	188
	Chicago Atlantic Real Estate Finance Inc.	12,398	188
	Crawford & Co. Class A	16,750	186
	Farmers & Merchants Bancorp Inc.	8,192	184
	Horizon Bancorp Inc.	17,713	184
[1]	Invesco Mortgage Capital REIT	15,971	183
	Regional Management Corp.	5,980	182
*	Greenlight Capital Re Ltd. Class A	17,246	182
	HBT Financial Inc.	9,718	179
	Northrim BanCorp Inc.	4,505	177
	Mid Penn Bancorp Inc.	8,011	177
	Sierra Bancorp	10,371	176
	Bank of Marin Bancorp	9,824	174
*,1	Forge Global Holdings Inc.	71,666	174
	Northeast Community Bancorp Inc.	11,548	172
	First of Long Island Corp.	14,231	171
	Arrow Financial Corp.	8,460	170
	FS Bancorp Inc.	5,528	166
	Investors Title Co.	1,118	163
*	LendingTree Inc.	7,381	163
	MidWestOne Financial Group Inc.	7,622	163

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	West BanCorp. Inc.	8,776	162
*,1	Hagerty Inc. Class A	17,303	162
	Northeast Bank	3,845	160
	John Marshall Bancorp Inc.	7,930	159
	Greene County Bancorp Inc.	5,096	152
	AFC Gamma Inc.	12,195	152
	BayCom Corp.	9,049	151
*	Bridgewater Bancshares Inc.	15,252	150
	Codorus Valley Bancorp Inc.	7,652	150
	MVB Financial Corp.	7,102	150
	Timberland Bancorp Inc.	5,735	147
	Plumas Bancorp	4,045	144
	South Plains Financial Inc.	6,388	144
	Penns Woods Bancorp Inc.	5,670	142
*	Third Coast Bancshares Inc.	8,955	142
	Greenhill & Co. Inc.	9,629	141
	Primis Financial Corp.	16,733	141
*	Hippo Holdings Inc.	8,539	141
*	Southern First Bancshares Inc.	5,656	140
	Capstar Financial Holdings Inc.	11,382	140
	PCB Bancorp	9,463	139
	Oppenheimer Holdings Inc. Class A	3,410	137
	First Bancorp Inc. (XNGS)	5,583	136
	Orrstown Financial Services Inc.	7,126	136
	ChoiceOne Financial Services Inc.	5,893	136
	AG Mortgage Investment Trust Inc.	22,081	135
	Financial Institutions Inc.	8,542	134
	Five Star Bancorp	5,975	134
	First Foundation Inc.	33,535	133
	MainStreet Bancshares Inc.	5,879	133
*	loanDepot Inc. Class A	61,728	131
	Red River Bancshares Inc.	2,646	130
	First Business Financial Services Inc.	4,292	127
	Franklin Financial Services Corp.	4,585	127
	Guaranty Bancshares Inc.	4,660	126
	Middlefield Banc Corp.	4,658	125
	Donegal Group Inc. Class A	8,568	124
	Home Bancorp Inc.	3,743	124
	1st Source Corp.	2,937	123
	Shore Bancshares Inc.	10,622	123
*	Heritage Global Inc.	34,014	123
	C&F Financial Corp.	2,281	122
	Virginia National Bankshares Corp.	3,803	122
		Shares	Market Value• ($000)
	RBB Bancorp	10,024	120
	Norwood Financial Corp.	3,972	117
	Summit Financial Group Inc.	5,649	117
*	eHealth Inc.	14,420	116
	Linkbancorp Inc.	19,134	115
	ESSA Bancorp Inc.	7,596	114
	Sculptor Capital Management Inc. Class A	12,930	114
	LCNB Corp.	7,580	112
*	NI Holdings Inc.	7,567	112
	BCB Bancorp Inc.	9,445	111
	Community Financial Corp.	4,110	111
	First Community Corp.	6,423	111
	Chemung Financial Corp.	2,801	108
	Great Ajax Corp.	17,359	106
	National Bankshares Inc.	3,647	106
	Parke Bancorp Inc.	6,244	106
	Salisbury Bancorp Inc.	4,464	106
[1]	Ellington Residential Mortgage REIT	14,570	105
	Colony Bankcorp Inc.	11,165	105
	Princeton Bancorp Inc.	3,849	105
*	First Western Financial Inc.	5,599	104
	First Internet Bancorp	6,960	103
*	Malvern Bancorp Inc.	6,545	103
	Capital Bancorp Inc.	5,450	99
*	Consumer Portfolio Services Inc.	8,509	99
*	Ocwen Financial Corp.	3,313	99
	Central Valley Community Bancorp	6,312	98
	Investar Holding Corp.	7,982	97
	Silvercrest Asset Management Group Inc. Class A	4,801	97
	Southern States Bancshares Inc.	4,587	97
	First Bank	8,936	93
*	Pioneer Bancorp Inc.	10,394	93
*	Sterling Bancorp Inc.	16,749	92
*	ECB Bancorp Inc.	7,042	92
*	FVCBankcorp Inc.	8,396	90
	Orange County Bancorp Inc.	2,434	90
	Evans Bancorp Inc.	3,554	89
*	Velocity Financial LLC	7,686	89
*	California BanCorp	5,914	89
*,1	United Insurance Holdings Corp.	19,845	88
*	Oportun Financial Corp.	14,660	88
	Blue Ridge Bankshares Inc.	9,916	88
	Union Bankshares Inc.	3,794	87
	Westwood Holdings Group Inc.	7,041	87
	William Penn Bancorp Inc.	8,580	87
	Seven Hills Realty Trust	8,503	87
*,1	Citizens Inc. Class A	35,558	86

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Western New England Bancorp Inc.	14,481	85
	Ames National Corp.	4,723	85
	First United Corp.	5,904	84
	Meridian Corp.	8,472	83
*	Kingsway Financial Services Inc.	10,215	83
[1]	Nexpoint Real Estate Finance Inc.	5,255	82
	Territorial Bancorp Inc.	6,581	81
*	Maiden Holdings Ltd.	38,102	80
	Bankwell Financial Group Inc.	3,177	77
*	Ponce Financial Group Inc.	8,735	76
*	Heritage Insurance Holdings Inc.	19,570	75
	HomeStreet Inc.	12,531	74
	Unity Bancorp Inc.	3,134	74
*	Guild Holdings Co. Class A	6,557	74
	Hanover Bancorp Inc.	4,065	73
	Peoples Bancorp of North Carolina Inc.	3,935	72
	Provident Financial Holdings Inc.	5,547	72
	CF Bankshares Inc.	4,748	72
*	USCB Financial Holdings Inc.	7,092	72
	Fidelity D&D Bancorp Inc.	1,454	71
*	Midwest Holding Inc.	2,640	71
*	Finwise Bancorp	7,943	71
	Medallion Financial Corp.	8,839	70
	Old Point Financial Corp.	4,032	70
	Bank7 Corp.	2,764	68
	Provident Bancorp Inc.	8,209	68
	Associated Capital Group Inc. Class A	1,854	66
*	ACRES Commercial Realty Corp.	7,472	66
	Summit State Bank	4,372	66
[1]	Sachem Capital Corp.	18,378	64
*	Bakkt Holdings Inc.	50,567	62
*	GoHealth Inc. Class A	3,042	60
	Angel Oak Mortgage REIT Inc.	6,897	57
	Finward Bancorp	2,353	54
	First Guaranty Bancshares Inc.	4,672	53
	Hawthorn Bancshares Inc.	2,891	52
	Lument Finance Trust Inc.	27,115	52
	OP Bancorp	5,995	51
	Eagle Bancorp Montana Inc.	3,864	51
	US Global Investors Inc. Class A	15,552	48
	First Northwest Bancorp	3,959	45
*	Security National Financial Corp. Class A	4,981	44
	AmeriServ Financial Inc.	15,247	39
	Luther Burbank Corp.	4,292	38
		Shares	Market Value• ($000)
*	Great Elm Group Inc.	18,596	38
[1]	Cherry Hill Mortgage Investment Corp.	7,652	37
	BankFinancial Corp.	4,443	36
	First Savings Financial Group Inc.	2,763	36
*,1	Dave Inc.	6,507	35
	Riverview Bancorp Inc.	6,661	34
	Manhattan Bridge Capital Inc.	6,830	34
*,1	Root Inc. Class A	3,646	33
*	Safeguard Scientifics Inc.	17,737	29
	First Capital Inc.	926	29
	CB Financial Services Inc.	1,173	24
*	Broadway Financial Corp.	24,365	24
*	Republic First Bancorp Inc.	25,101	23
	Hennessy Advisors Inc.	3,282	23
	First Financial Northwest Inc.	1,845	21
	Partners Bancorp	3,437	21
*,1	Doma Hldgs Inc.	4,022	20
*	Nicholas Financial Inc.	3,692	19
[1]	Curo Group Holdings Corp.	12,507	17
	Kingstone Cos. Inc.	8,512	11
*	Conifer Holdings Inc.	4,822	8
*	Sunlight Financial Holdings Inc.	24,670	7
	FNCB Bancorp Inc.	572	3
			2,943,635
Health Care (12.8%)
	UnitedHealth Group Inc.	623,232	299,550
	Johnson & Johnson	1,739,902	287,989
	Eli Lilly & Co.	571,783	268,155
	Merck & Co. Inc.	1,697,989	195,931
	AbbVie Inc.	1,180,998	159,116
	Pfizer Inc.	3,778,951	138,612
	Thermo Fisher Scientific Inc.	258,379	134,809
	Abbott Laboratories	1,164,455	126,949
	Danaher Corp.	444,854	106,765
	Bristol-Myers Squibb Co.	1,405,943	89,910
*	Intuitive Surgical Inc.	234,341	80,131
	Amgen Inc.	357,774	79,433
	Medtronic plc	890,763	78,476
	Elevance Health Inc.	158,535	70,436
	Stryker Corp.	228,644	69,757
	Gilead Sciences Inc.	835,288	64,376
*	Vertex Pharmaceuticals Inc.	172,217	60,605
	Cigna Group	197,767	55,493
*	Boston Scientific Corp.	978,389	52,921
	Becton Dickinson and Co.	190,431	50,276
*	Regeneron Pharmaceuticals Inc.	68,550	49,256
	Zoetis Inc.	277,902	47,857
	HCA Healthcare Inc.	137,916	41,855

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Edwards Lifesciences Corp.	405,410	38,242
	Humana Inc.	83,474	37,324
*	DexCom Inc.	259,136	33,302
*	IQVIA Holdings Inc.	124,095	27,893
*	IDEXX Laboratories Inc.	55,417	27,832
*	Biogen Inc.	96,572	27,509
*	Moderna Inc.	216,648	26,323
*	Centene Corp.	366,312	24,708
	Agilent Technologies Inc.	197,385	23,736
	ResMed Inc.	98,184	21,453
	GE Healthcare Inc.	258,290	20,983
	Zimmer Biomet Holdings Inc.	139,439	20,302
*	Illumina Inc.	105,582	19,796
*	Veeva Systems Inc. Class A	97,104	19,200
	West Pharmaceutical Services Inc.	49,597	18,969
*	Seagen Inc.	93,935	18,079
*	Align Technology Inc.	48,485	17,146
	Cardinal Health Inc.	169,261	16,007
*	Alnylam Pharmaceuticals Inc.	82,933	15,752
*	Horizon Therapeutics plc	152,842	15,720
	Baxter International Inc.	337,548	15,379
	STERIS plc	66,223	14,899
	Laboratory Corp. of America Holdings	58,912	14,217
*	Insulet Corp.	46,521	13,414
*	Hologic Inc.	164,363	13,308
	Cooper Cos. Inc.	32,935	12,628
*	Molina Healthcare Inc.	39,277	11,832
*	Exact Sciences Corp.	120,180	11,285
*	BioMarin Pharmaceutical Inc.	124,623	10,802
	Quest Diagnostics Inc.	74,522	10,475
	Revvity Inc.	83,992	9,977
*	Avantor Inc.	451,930	9,283
	Bio-Techne Corp.	105,308	8,596
*	Penumbra Inc.	24,536	8,442
*	Incyte Corp.	128,158	7,978
	Viatris Inc.	798,403	7,968
	Royalty Pharma plc Class A	253,771	7,801
	Teleflex Inc.	31,366	7,592
*	Charles River Laboratories International Inc.	34,153	7,181
*	Henry Schein Inc.	88,133	7,148
*	Shockwave Medical Inc.	24,768	7,069
*	United Therapeutics Corp.	31,188	6,885
*	Sarepta Therapeutics Inc.	58,812	6,735
	Universal Health Services Inc. Class B	40,403	6,374
*	Inspire Medical Systems Inc.	19,367	6,287
*	Neurocrine Biosciences Inc.	64,785	6,109
		Shares	Market Value• ($000)
*	Apellis Pharmaceuticals Inc.	65,814	5,996
	DENTSPLY SIRONA Inc.	140,747	5,633
	Chemed Corp.	10,168	5,508
*	Tenet Healthcare Corp.	67,626	5,503
*	Masimo Corp.	33,386	5,494
*	Bio-Rad Laboratories Inc. Class A	13,936	5,283
*	Catalent Inc.	115,248	4,997
*	Jazz Pharmaceuticals plc	40,157	4,978
*	Repligen Corp.	35,182	4,977
	Bruker Corp.	63,508	4,695
*	Acadia Healthcare Co. Inc.	57,813	4,604
*	Karuna Therapeutics Inc.	20,938	4,540
	Encompass Health Corp.	63,426	4,295
*	Exelixis Inc.	214,993	4,109
*	Lantheus Holdings Inc.	45,456	3,815
*	HealthEquity Inc.	58,372	3,686
*	IVERIC bio Inc.	93,528	3,679
*	Envista Holdings Corp.	108,612	3,675
*	Option Care Health Inc.	112,691	3,661
*	Ionis Pharmaceuticals Inc.	89,191	3,659
*	Medpace Holdings Inc.	15,110	3,629
	Organon & Co.	173,377	3,608
*	Intra-Cellular Therapies Inc.	56,923	3,604
*	agilon health Inc.	207,163	3,592
*	Natera Inc.	71,720	3,490
	Ensign Group Inc.	35,851	3,422
*	Alkermes plc	109,024	3,412
*	DaVita Inc.	32,734	3,289
*	10X Genomics Inc.	58,472	3,265
*	Elanco Animal Health Inc. (XNYS)	322,566	3,245
*	Halozyme Therapeutics Inc.	88,127	3,179
*	ImmunoGen Inc.	168,434	3,178
*	Merit Medical Systems Inc.	37,663	3,150
	Perrigo Co. plc	90,329	3,067
*	Globus Medical Inc. Class A	51,381	3,059
*	Syneos Health Inc.	70,540	2,973
*	Haemonetics Corp.	34,659	2,951
*	Novocure Ltd.	69,805	2,897
*	Neogen Corp.	132,392	2,880
	CONMED Corp.	20,893	2,839
*	ICU Medical Inc.	15,644	2,788
*	Vaxcyte Inc.	55,177	2,756
*	QuidelOrtho Corp.	33,212	2,752
*	Teladoc Health Inc.	106,998	2,709
*	Guardant Health Inc.	74,921	2,682
*	Blueprint Medicines Corp.	40,643	2,569
*	Doximity Inc. Class A	73,069	2,486

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Arrowhead Pharmaceuticals Inc.	69,581	2,481
*	R1 RCM Inc.	129,846	2,396
*	Madrigal Pharmaceuticals Inc.	9,989	2,307
*	Omnicell Inc.	31,238	2,301
*	TG Therapeutics Inc.	92,514	2,298
*	Amicus Therapeutics Inc.	182,387	2,291
*	Intellia Therapeutics Inc.	54,359	2,217
	Select Medical Holdings Corp.	69,495	2,214
*	Glaukos Corp.	30,933	2,203
	Premier Inc. Class A	79,437	2,197
*	Azenta Inc.	45,301	2,115
*	Evolent Health Inc. Class A	69,560	2,108
*	Ultragenyx Pharmaceutical Inc.	45,641	2,105
*	Cytokinetics Inc.	63,930	2,085
*	Progyny Inc.	52,495	2,065
*	Pacific Biosciences of California Inc.	154,803	2,059
*	Enovis Corp.	32,007	2,052
*	Denali Therapeutics Inc.	68,961	2,035
*	Surgery Partners Inc.	45,133	2,031
*	iRhythm Technologies Inc.	19,438	2,028
*	Amedisys Inc.	21,896	2,002
*	Integer Holdings Corp.	22,540	1,997
*	Prestige Consumer Healthcare Inc.	33,520	1,992
*	Integra LifeSciences Holdings Corp.	48,167	1,981
*	PTC Therapeutics Inc.	48,191	1,960
	Patterson Cos. Inc.	57,704	1,919
*	Reata Pharmaceuticals Inc. Class A	18,723	1,909
*	Inari Medical Inc.	31,886	1,854
*	ACADIA Pharmaceuticals Inc.	77,256	1,850
*	Insmed Inc.	86,849	1,833
*	Privia Health Group Inc.	70,184	1,832
*,1	Axsome Therapeutics Inc.	25,415	1,826
*	TransMedics Group Inc.	21,384	1,796
*	REVOLUTION Medicines Inc.	66,720	1,785
*	Axonics Inc.	35,245	1,779
*	STAAR Surgical Co.	33,821	1,778
*	Krystal Biotech Inc.	14,957	1,756
*,1	Ginkgo Bioworks Holdings Inc.	927,135	1,724
*	Vir Biotechnology Inc.	67,206	1,649
*	Beam Therapeutics Inc.	51,317	1,639
*	AtriCure Inc.	31,794	1,569
*	Akero Therapeutics Inc.	32,547	1,520
*	Certara Inc.	82,746	1,507
*	Sage Therapeutics Inc.	31,466	1,480
		Shares	Market Value• ($000)
*	NuVasive Inc.	35,515	1,477
*	Chinook Therapeutics Inc.	37,734	1,450
*	Amphastar Pharmaceuticals Inc.	25,012	1,437
*	NeoGenomics Inc.	88,491	1,422
*	Revance Therapeutics Inc.	54,270	1,374
*	RadNet Inc.	40,720	1,328
*	Mirati Therapeutics Inc.	36,737	1,327
*	Morphic Holding Inc.	22,900	1,313
*	Bridgebio Pharma Inc.	75,418	1,297
*	CorVel Corp.	6,664	1,289
*	Veracyte Inc.	50,564	1,288
*	Corcept Therapeutics Inc.	56,534	1,258
*	Sotera Health Co.	66,690	1,256
*	Cerevel Therapeutics Holdings Inc.	38,647	1,229
	US Physical Therapy Inc.	10,104	1,227
*	Vericel Corp.	31,914	1,199
*	Myriad Genetics Inc.	51,248	1,188
*	Dynavax Technologies Corp.	90,730	1,172
*	Pacira BioSciences Inc.	28,710	1,150
*	Geron Corp. (XNGS)	355,050	1,140
*	Celldex Therapeutics Inc.	32,437	1,101
*	Supernus Pharmaceuticals Inc.	35,504	1,067
*	Phreesia Inc.	34,256	1,062
*	DICE Therapeutics Inc.	22,682	1,054
*	Tandem Diabetes Care Inc.	42,362	1,040
*	Agios Pharmaceuticals Inc.	36,572	1,036
*	Addus HomeCare Corp.	10,934	1,014
*	Viking Therapeutics Inc.	62,540	1,014
*	Iovance Biotherapeutics Inc.	143,471	1,010
*	Ventyx Biosciences Inc.	30,664	1,006
*	Protagonist Therapeutics Inc.	36,191	1,000
*	UFP Technologies Inc.	5,138	996
*	Xencor Inc.	39,729	992
*	Alphatec Holdings Inc.	54,795	985
*	Relay Therapeutics Inc.	77,937	979
*	Catalyst Pharmaceuticals Inc.	72,434	974
*	Apollo Medical Holdings Inc.	30,715	971
*	Owens & Minor Inc.	50,511	962
*	PROCEPT BioRobotics Corp.	27,172	961
*	Zentalis Pharmaceuticals Inc.	34,017	960

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ironwood Pharmaceuticals Inc. Class A	89,809	956
*	Maravai LifeSciences Holdings Inc. Class A	74,883	931
*	Hims & Hers Health Inc.	98,255	924
*	BioCryst Pharmaceuticals Inc.	127,845	900
*	Syndax Pharmaceuticals Inc.	42,477	889
*	Ideaya Biosciences Inc.	37,529	882
	LeMaitre Vascular Inc.	12,968	872
*	Rocket Pharmaceuticals Inc.	42,934	853
*	SpringWorks Therapeutics Inc.	32,419	850
*	Ligand Pharmaceuticals Inc.	11,745	847
*	Avanos Medical Inc.	32,399	828
*	Harmony Biosciences Holdings Inc.	23,247	818
	Embecta Corp.	37,671	814
*	Silk Road Medical Inc.	24,464	795
*	Arcellx Inc.	25,140	795
*	Amylyx Pharmaceuticals Inc.	36,686	791
*	Pediatrix Medical Group Inc.	55,482	788
*	Replimune Group Inc.	33,816	785
*	Cymabay Therapeutics Inc.	71,536	783
*	Treace Medical Concepts Inc.	30,249	774
*	Outset Medical Inc.	35,262	771
*	Nuvalent Inc. Class A	18,284	771
*	Arvinas Inc.	30,886	767
	Healthcare Services Group Inc.	51,351	767
*	Twist Bioscience Corp.	37,019	757
*	Travere Thrapeutics Inc.	49,248	756
*	89bio Inc.	39,772	754
*	Immunovant Inc.	36,686	696
*	Viridian Therapeutics Inc.	29,241	696
*	Crinetics Pharmaceuticals Inc.	37,819	681
*	SI-BONE Inc.	24,527	662
*	Warby Parker Inc. Class A	56,145	656
*	MannKind Corp.	160,991	655
*	Accolade Inc.	48,104	648
*	Varex Imaging Corp.	27,432	647
*	Cogent Biosciences Inc.	54,368	644
*,1	Cassava Sciences Inc.	26,237	643
*	ANI Pharmaceuticals Inc.	11,819	636
		Shares	Market Value• ($000)
*	Rhythm Pharmaceuticals Inc.	37,886	625
*	Arcus Biosciences Inc.	30,654	623
*	Cytek Biosciences Inc.	71,870	614
*	Kymera Therapeutics Inc.	26,515	610
*	AdaptHealth Corp. Class A	49,976	608
*	Verve Therapeutics Inc.	32,378	607
*	Keros Therapeutics Inc.	15,051	605
*	OPKO Health Inc.	273,854	594
*	Pliant Therapeutics Inc.	32,770	594
*	Recursion Pharmaceuticals Inc. Class A	79,361	593
*	Deciphera Pharmaceuticals Inc.	42,046	592
*	Avid Bioservices Inc.	41,974	586
*	Avidity Biosciences Inc.	52,805	586
*	Inhibrx Inc.	22,277	578
*	Mirum Pharmaceuticals Inc.	22,047	570
*	BioLife Solutions Inc.	25,648	567
*	Nevro Corp.	22,284	566
*	Adaptive Biotechnologies Corp.	83,604	561
*	Point Biopharma Global Inc.	61,839	560
*	NextGen Healthcare Inc.	34,265	556
	National Research Corp.	12,703	553
*	Innoviva Inc.	42,734	544
*	MiMedx Group Inc.	82,288	544
	Atrion Corp.	950	537
	National HealthCare Corp.	8,649	535
*	DocGo Inc.	56,968	534
*	ADMA Biologics Inc.	141,451	522
*	Quanterix Corp.	22,735	513
*	Kura Oncology Inc.	48,316	511
*,1	Acelyrin Inc.	24,309	508
*	Multiplan Corp.	240,079	507
*,1	EQRx Inc.	267,657	498
*	Ardelyx Inc.	146,614	497
*	Brookdale Senior Living Inc.	117,747	497
*	Fulgent Genetics Inc.	13,415	497
*,1	Novavax Inc.	66,103	491
*	REGENXBIO Inc.	24,573	491
*	Day One Biopharmaceuticals Inc.	40,860	488
*	Health Catalyst Inc.	38,571	482
*	RxSight Inc.	16,736	482
*	Rapt Therapeutics Inc.	25,392	475
	HealthStream Inc.	19,258	473
*	Collegium Pharmaceutical Inc.	21,847	469
*	Arcturus Therapeutics Holdings Inc.	15,956	458

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	LifeStance Health Group Inc.	49,785	455
*	Artivion Inc.	26,298	452
*	4D Molecular Therapeutics Inc.	24,930	450
*	Orthofix Medical Inc.	24,357	440
*	Tactile Systems Technology Inc.	17,169	428
*,1	Lyell Immunopharma Inc.	133,452	424
*,1	Prime Medicine Inc.	28,911	424
*	Aclaris Therapeutics Inc.	40,404	419
*	OrthoPediatrics Corp.	9,379	411
*	Marinus Pharmaceuticals Inc.	37,627	409
*	Harrow Health Inc.	21,068	401
*	Alignment Healthcare Inc.	69,296	398
*	Anavex Life Sciences Corp.	48,655	396
*	Biomea Fusion Inc.	17,973	394
*	Community Health Systems Inc.	88,429	389
*	ModivCare Inc.	8,588	388
*	Enhabit Inc.	33,323	383
*	Editas Medicine Inc. Class A	46,258	381
	Agenus Inc.	236,170	378
*	Agiliti Inc.	22,749	375
*	Paragon 28 Inc.	21,144	375
*	Disc Medicine Inc.	8,454	375
*	2seventy bio Inc.	36,686	371
*,1	Zymeworks Inc.	42,912	371
*	OmniAb Inc.	72,981	367
*	Tarsus Pharmaceuticals Inc.	20,054	362
*,1	Sana Biotechnology Inc.	58,914	351
*,1	Phathom Pharmaceuticals Inc.	24,407	350
*,1	Sharecare Inc.	197,135	345
*	Dyne Therapeutics Inc.	30,414	342
*,1	Theravance Biopharma Inc.	32,658	338
*	Aldeyra Therapeutics Inc.	39,700	333
*	Arcutis Biotherapeutics Inc.	34,869	332
*	American Well Corp. Class A	158,201	332
*	Voyager Therapeutics Inc.	27,939	320
*	Seres Therapeutics Inc.	66,052	316
*	CareDx Inc.	36,939	314
*	Pulmonx Corp.	23,982	314
*	Alector Inc.	52,006	313
*,1	Scilex Holding Co. (XNCM)	56,202	313
*,1	Enliven Therapeutics Inc.	14,831	303
*	23andMe Holding Co. Class A	172,212	301
*	Axogen Inc.	32,599	298
		Shares	Market Value• ($000)
*	Coherus Biosciences Inc.	69,333	296
*	MaxCyte Inc.	63,539	292
*	Anika Therapeutics Inc.	11,076	288
*	Cerus Corp.	117,250	288
*	Avita Medical Inc.	16,954	288
*,1	Cabaletta Bio Inc.	22,227	287
*	Amneal Pharmaceuticals Inc.	91,556	284
*	Kiniksa Pharmaceuticals Ltd. Class A	19,941	281
*	Intercept Pharmaceuticals Inc.	25,295	280
*	Nurix Therapeutics Inc.	27,960	279
*	PetIQ Inc. Class A	18,318	278
*,1	ProKidney Corp.	24,730	277
*	Savara Inc.	85,084	272
*	Enanta Pharmaceuticals Inc.	12,671	271
*	GoodRx Holdings Inc. Class A	49,148	271
*	Ocular Therapeutix Inc.	52,253	270
*	Surmodics Inc.	8,541	267
*	AngioDynamics Inc.	25,475	266
*	Liquidia Corp.	33,257	261
*	Vera Therapeutics Inc. Class A	16,082	258
*	Cano Health Inc.	185,620	258
*	Fate Therapeutics Inc.	54,076	257
*,1	Allogene Therapeutics Inc.	50,847	253
*,1	ImmunityBio Inc.	90,514	252
*	Edgewise Therapeutics Inc.	32,287	250
	iRadimed Corp.	5,161	246
*	Mersana Therapeutics Inc.	74,321	245
*	Vanda Pharmaceuticals Inc.	37,164	245
*	iTeos Therapeutics Inc.	18,508	245
*	OraSure Technologies Inc.	47,836	240
*	Pennant Group Inc.	19,258	236
*	Scholar Rock Holding Corp.	31,110	235
*	Alpine Immune Sciences Inc.	22,850	235
*	X4 Pharmaceuticals Inc.	120,734	234
*	Stoke Therapeutics Inc.	21,635	230
*	Terns Pharmaceuticals Inc.	26,275	230
*,1	Assertio Holdings Inc.	42,230	229
*	Bluebird Bio Inc.	69,347	228
*,1	Omeros Corp.	41,682	227
*	SomaLogic Inc.	97,861	226
*	Emergent BioSolutions Inc.	30,037	221
*	MacroGenics Inc.	41,349	221
*	Mineralys Therapeutics Inc.	12,895	220
*	Accuray Inc.	56,460	218

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Arbutus Biopharma Corp.	94,484	217
*	Zimvie Inc.	18,957	213
*	CareMax Inc.	67,977	211
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $442)	42,135	211
*	Castle Biosciences Inc.	15,171	208
*,1	Senseonics Holdings Inc.	269,188	205
*	Olema Pharmaceuticals Inc.	22,688	205
*	Xeris Biopharma Holdings Inc.	78,258	205
*	HilleVax Inc.	11,894	204
*	Computer Programs and Systems Inc.	8,198	202
*	Atea Pharmaceuticals Inc.	54,141	202
*	Monte Rosa Therapeutics Inc.	29,490	202
*	Cullinan Oncology Inc.	18,523	199
*,1	Invitae Corp.	174,382	197
*,1	P3 Health Partners Inc.	64,930	194
*	Butterfly Network Inc.	83,265	192
	Carisma Therapeutics Inc.	21,948	192
*,1	Summit Therapeutics Inc. (XNMS)	75,930	191
*	Sutro Biopharma Inc.	40,875	190
*	Immuneering Corp. Class A	18,782	190
*	Lexicon Pharmaceuticals Inc.	81,719	187
*	Astria Therapeutics Inc.	22,465	187
*,1	Clover Health Investments Corp. Class A	207,451	186
*	Outlook Therapeutics Inc.	105,871	184
	Phibro Animal Health Corp. Class A	13,442	184
*,1	Entrada Therapeutics Inc.	12,169	184
*	PMV Pharmaceuticals Inc.	29,279	183
*	Nuvation Bio Inc.	100,004	180
*	Evolus Inc.	24,497	178
	Utah Medical Products Inc.	1,908	178
*	FibroGen Inc.	65,439	177
*	Compass Therapeutics Inc.	55,213	176
*	Allakos Inc.	39,930	174
*	Inogen Inc.	15,064	174
*	Cutera Inc.	11,232	170
*	Joint Corp.	12,384	167
*	Tela Bio Inc.	16,235	164
*	EyePoint Pharmaceuticals Inc.	18,741	163
*	KalVista Pharmaceuticals Inc.	17,876	161
		Shares	Market Value• ($000)
*,1	ORIC Pharmaceuticals Inc.	20,428	159
*	Karyopharm Therapeutics Inc.	87,962	157
*,1	Y-mAbs Therapeutics Inc.	23,165	157
*	Rigel Pharmaceuticals Inc.	118,372	153
*	Viemed Healthcare Inc.	15,567	152
*	OptimizeRx Corp.	10,556	151
*	Organogenesis Holdings Inc. Class A	45,335	151
*	Tenaya Therapeutics Inc.	25,755	151
*	Sight Sciences Inc.	17,966	149
*	Zynex Inc.	15,250	146
*	Nautilus Biotechnology Inc.	37,768	146
*	AnaptysBio Inc.	7,077	144
*	Eagle Pharmaceuticals Inc.	7,396	144
*	Kodiak Sciences Inc.	20,721	143
*	Sangamo Therapeutics Inc.	110,293	143
*,1	Icosavax Inc.	14,363	143
*	Seer Inc. Class A	33,292	142
*	Lineage Cell Therapeutics Inc.	99,941	141
*	ClearPoint Neuro Inc.	19,277	140
*	Harvard Bioscience Inc.	25,313	139
*	Generation Bio Co.	25,032	138
*,1	scPharmaceuticals Inc.	13,399	137
*	Fulcrum Therapeutics Inc.	41,311	136
*	Actinium Pharmaceuticals Inc.	18,282	136
*	Tabula Rasa HealthCare Inc.	16,298	134
*	Zomedica Corp.	672,102	134
*	CVRx Inc.	8,704	134
*	Ovid therapeutics Inc.	40,633	133
*	Sanara Medtech Inc.	3,304	132
*	Aerovate Therapeutics Inc.	7,673	132
*	Caribou Biosciences Inc.	31,157	132
*,1	Tyra Biosciences Inc.	7,492	128
*	Inozyme Pharma Inc.	22,831	127
*,1	Tango Therapeutics Inc.	38,224	127
*,1	Inmune Bio Inc.	13,715	125
*	Innovage Holding Corp.	16,618	125
	SIGA Technologies Inc.	24,311	123
*	Zevra Therapeutics Inc.	24,085	123
*,1	CorMedix Inc.	30,814	122
*,1	Bionano Genomics Inc.	198,365	121
*	908 Devices Inc.	17,668	121
*	NanoString Technologies Inc.	29,545	120

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Longboard Pharmaceuticals Inc.	16,186	119
*	Codexis Inc.	41,959	117
*	Erasca Inc.	40,997	113
*	Puma Biotechnology Inc.	31,801	112
*	ARS Pharmaceuticals Inc.	16,780	112
*	Atossa Therapeutics Inc.	87,558	110
*	Standard Bio Tools Inc.	55,941	108
*,1	Adverum Biotechnologies Inc.	67,508	107
*	Altimmune Inc.	30,386	107
*	Kezar Life Sciences Inc.	43,585	107
*	Akebia Therapeutics Inc.	115,906	106
*	CytoSorbents Corp.	29,596	106
*	Spectrum Pharmaceuticals Inc.	109,299	105
*,1	Citius Pharmaceuticals Inc.	85,694	103
*	Aura Biosciences Inc.	8,362	103
*	Jasper Therapeutics Inc.	74,930	103
*	Annexon Inc.	28,844	102
*	ALX Oncology Holdings Inc.	13,412	101
*,1	Vaxxinity Inc. Class A	40,231	101
*	Vigil Neuroscience Inc.	10,718	101
*,1	An2 Therapeutics Inc.	11,939	101
*	Selecta Biosciences Inc.	89,345	100
*	Bioxcel Therapeutics Inc.	15,053	100
*	Omega Therapeutics Inc.	17,625	99
*	Foghorn Therapeutics Inc.	13,954	98
*	Atara Biotherapeutics Inc.	60,082	97
*	Precigen Inc.	84,404	97
*	Akoya Biosciences Inc.	13,086	97
*	Biote Corp. Class A	14,293	97
*	Quantum-Si Inc.	53,609	96
*	Cara Therapeutics Inc.	33,488	95
*	Talkspace Inc.	75,188	95
*	Abeona Therapeutics Inc.	23,529	95
*,1	Ocuphire Pharma Inc.	21,645	94
*	Apyx Medical Corp.	18,313	92
*,1	Black Diamond Therapeutics Inc.	18,268	92
*	Capricor Therapeutics Inc.	19,231	92
*	Humacyte Inc.	32,332	92
*,1	IGM Biosciences Inc.	9,841	91
*	InfuSystem Holdings Inc.	9,429	91
*,1	Nuvectis Pharma Inc.	5,612	90
*	Cue Biopharma Inc.	24,434	89
*	Theseus Pharmaceuticals Inc.	9,484	88
		Shares	Market Value• ($000)
*	Inovio Pharmaceuticals Inc.	195,712	87
*,1	XOMA Corp.	4,608	87
*	BioAtla Inc.	28,992	87
*	Seelos Therapeutics Inc.	73,139	87
*	Vor BioPharma Inc.	28,015	87
*	Achieve Life Sciences Inc.	16,807	87
*	Janux Therapeutics Inc.	7,344	87
*	Heron Therapeutics Inc.	73,891	86
*,1	PDS Biotechnology Corp.	17,161	86
*	TScan Therapeutics Inc.	34,364	86
*	Reneo Pharmaceuticals Inc.	13,013	85
*	KORU Medical Systems Inc.	24,313	84
*	Asensus Surgical Inc.	165,733	84
*,1	CytomX Therapeutics Inc.	48,168	83
*,1	Sera Prognostics Inc. Class A	25,316	83
*	Acrivon Therapeutics Inc.	6,404	83
*	Esperion Therapeutics Inc.	57,940	81
*	FONAR Corp.	4,742	81
*	Galera Therapeutics Inc.	25,568	80
*,1	Durect Corp.	15,978	79
*	Gritstone bio Inc.	39,292	77
*	Semler Scientific Inc.	2,930	77
*	Verastem Inc.	10,356	77
*	NGM Biopharmaceuticals Inc.	29,422	76
*	C4 Therapeutics Inc.	27,453	75
*	Trevi Therapeutics Inc.	31,348	75
*,1	Ocugen Inc.	135,443	74
*	Acumen Pharmaceuticals Inc.	15,267	73
*,1	CEL–SCI Corp.	29,843	72
*	Celcuity Inc.	6,440	71
*	Design Therapeutics Inc.	11,218	71
*	Aadi Bioscience Inc.	10,337	71
*	Nektar Therapeutics Class A	122,239	70
*	Beyond Air Inc.	16,450	70
*,1	BrainStorm Cell Therapeutics Inc.	33,748	70
*	Perspective Therapeutics Inc.	104,951	70
*	Geron Corp. Warrant Exp. 12/31/25	73,748	70
*	GlycoMimetics Inc.	39,833	69
*,1	XBiotech Inc.	11,624	69
*	Diamedica Therapeutics Inc.	15,764	68
*	Corvus Pharmaceuticals Inc.	29,109	67

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Enzo Biochem Inc.	36,523	67
*,1	Gossamer Bio Inc.	55,531	67
*	Anixa Biosciences Inc.	21,079	67
*	Athira Pharma Inc.	22,843	67
*	G1 Therapeutics Inc.	26,630	66
*	Allovir Inc.	19,387	66
*,1	Rezolute Inc.	33,333	66
*	Shattuck Labs Inc.	21,109	66
*,1	Annovis Bio Inc.	4,518	65
*	Ikena Oncology Inc.	9,909	65
*,1	Verrica Pharmaceuticals Inc.	10,956	63
*	Rallybio Corp.	11,052	63
*	Cidara Therapeutics Inc.	54,780	62
*	Prelude Therapeutics Inc.	13,754	62
*	Chimerix Inc.	50,447	61
*	Paratek Pharmaceuticals Inc.	27,473	61
*	Inotiv Inc.	12,773	61
*,1	Vaxart Inc.	82,063	60
*,1	Greenwich Lifesciences Inc.	6,258	60
*	ChromaDex Corp.	37,499	59
*,1	Rani Therapeutics Holdings Inc. Class A	14,248	59
*	Graphite Bio Inc.	22,375	58
*,1	Alaunos Therapeutics Inc.	111,142	57
*	Stereotaxis Inc.	37,475	57
*	Hyperfine Inc.	26,676	57
*	GeneDx Holdings Corp. Class A	9,600	57
*	Aveanna Healthcare Holdings Inc.	33,268	56
*	Reviva Pharmaceuticals Holdings Inc.	9,618	56
*	Galectin Therapeutics Inc.	37,318	54
*,1	Eton Pharmaceuticals Inc.	15,500	54
*,1	Matinas BioPharma Holdings Inc.	146,195	53
*	Relmada Therapeutics Inc.	21,534	53
*	Talaris Therapeutics Inc.	17,570	53
*	Curis Inc.	61,130	51
*	Adicet Bio Inc.	20,544	50
*	Third Harmonic Bio Inc.	10,433	50
*	Pro-Dex Inc.	2,523	48
*,1	Adagio Therapeutics Inc.	45,821	48
*,1	Scynexis Inc.	15,858	47
*,1	Sonendo Inc.	34,483	47
*	Personalis Inc.	24,439	46
*	Kinnate Biopharma Inc.	15,091	46
*	Poseida Therapeutics Inc. Class A	25,855	45
*,1	Aravive Inc.	35,258	44
		Shares	Market Value• ($000)
*	Dyadic International Inc.	23,051	44
*	Merrimack Pharmaceuticals Inc.	3,556	44
*	Kronos Bio Inc.	25,786	44
*	Century Therapeutics Inc.	13,813	44
*,1	Absci Corp.	28,820	44
*	BioSig Technologies Inc.	34,130	43
*,1	SmileDirectClub Inc.	81,621	43
*,1	Dermtech Inc.	16,722	43
*	Decibel Therapeutics Inc.	10,874	42
*	Cardiff Oncology Inc.	27,727	41
*	Dare Bioscience Inc.	44,843	41
*	Neuronetics Inc.	18,525	40
*	Viracta Therapeutics Inc.	28,450	40
*,1	Bioventus Inc. Class A	13,494	39
*,1	MyMD Pharmaceuticals Inc.	26,030	39
*	Vicarious Surgical Inc.	21,349	39
*	ViewRay Inc.	108,742	38
*	Nkarta Inc.	17,135	38
*	Eyenovia Inc.	16,207	38
*	Clearside Biomedical Inc.	33,371	37
*	aTyr Pharma Inc.	17,108	37
*	Forian Inc.	14,566	36
*	enVVeno Medical Corp.	11,710	36
*	Sensus Healthcare Inc.	11,106	35
*	PepGen Inc.	3,938	35
*	Aquestive Therapeutics Inc.	20,542	34
*	Immunic Inc.	13,685	34
*	Lantern Pharma Inc.	5,987	34
*	Milestone Scientific Inc.	37,457	33
*	CareCloud Inc.	11,111	33
*,1	Hepion Pharmaceuticals Inc.	3,104	33
*	Fortress Biotech Inc.	57,880	32
*,2	PDL BioPharma Inc.	76,234	32
*	Societal CDMO Inc.	29,155	32
*	Pardes Biosciences Inc.	17,730	32
*	Praxis Precision Medicines Inc.	26,629	31
*	Movano Inc.	28,211	31
*	Sigilon Therapeutics Inc.	1,363	31
*,1	Lyra Therapeutics Inc.	7,194	30
*,1	Genprex Inc.	32,101	30
*	Lensar Inc.	6,985	30
*	Pyxis Oncology Inc.	11,615	30
*	Corbus Pharmaceuticals Holdings Inc.	3,766	30
*,1	Spero Therapeutics Inc.	19,689	29
*	Passage Bio Inc.	30,974	29
*	Exagen Inc.	9,919	29

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	AIM ImmunoTech Inc.	43,668	29
*	Homology Medicines Inc.	30,844	27
*	Larimar Therapeutics Inc.	8,733	27
*,1	Bright Green Corp.	26,666	27
*,1	Mei Pharma Inc.	4,079	27
*	Magenta Therapeutics Inc.	33,990	26
*	Co.-Diagnostics Inc.	22,364	25
*	Optinose Inc.	20,513	25
*	iCAD Inc.	15,565	25
*	Aligos Therapeutics Inc.	24,596	24
*	Bolt Biotherapeutics Inc.	18,932	24
*,1	Syros Pharmaceuticals Inc.	7,704	24
*,1	Quince Therapeutics Inc.	14,974	23
*,1	SELLAS Life Sciences Group Inc.	14,948	23
*	NeuroPace Inc.	5,190	23
*	Werewolf Therapeutics Inc.	7,424	23
*	TherapeuticsMD Inc.	5,486	23
*,1	Bright Health Group Inc.	1,899	23
*	Lipocine Inc.	4,409	22
*,1	Accelerate Diagnostics Inc.	25,335	21
*,1	Atreca Inc. Class A	21,020	21
*	Orgenesis Inc.	14,863	21
*	PAVmed Inc.	51,627	21
*	Celularity Inc.	40,095	21
*	Strata Skin Sciences Inc.	21,171	20
*	Ekso Bionics Holdings Inc.	14,085	20
*	Lumos Pharma Inc.	5,932	20
*	Neoleukin Therapeutics Inc.	24,542	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Delcath Systems Inc.	3,498	20
*	Instil Bio Inc.	34,524	19
*	Cue Health Inc.	51,949	19
*	Eiger BioPharmaceuticals Inc.	25,269	18
*	Eledon Pharmaceuticals Inc.	13,263	18
*,1	Cocrystal Pharma Inc.	7,576	18
*	ElectroCore Inc.	3,704	18
*	Synlogic Inc.	39,063	17
*	Acutus Medical Inc.	19,578	17
*	Surface Oncology Inc.	20,025	17
*	Sensei Biotherapeutics Inc.	15,072	17
*	Clene Inc.	19,510	17
*	Onconova Therapeutics Inc.	14,441	17
*,1	Elicio Operating Co. Inc.	1,745	17
*,1	Oncocyte Corp.	67,695	16
*	PhenomeX Inc.	33,469	16
		Shares	Market Value• ($000)
*,1	Impel Pharmaceuticals Inc.	12,285	16
*	Rain Oncology Inc.	13,141	16
*	Singular Genomics Systems Inc.	19,503	16
*	Oncology Institute Inc.	29,068	16
*	Palatin Technologies Inc.	7,653	16
*	Solid Biosciences Inc.	2,967	16
*	Leap Therapeutics Inc.	5,065	16
*	IRIDEX Corp.	7,102	15
*	Alpha Teknova Inc.	5,588	15
*	Molecular Templates Inc.	29,805	14
*	Harpoon Therapeutics Inc.	19,516	14
*	Infinity Pharmaceuticals Inc.	65,713	14
*	Telesis Bio Inc.	8,909	14
*	Cyteir Therapeutics Inc.	5,209	14
*	Equillium Inc.	17,857	13
*	Dominari Holdings Inc.	4,463	13
*	Mallinckrodt plc	10,983	13
*,1	Checkpoint Therapeutics Inc.	5,358	13
*,1	Sientra Inc.	4,467	13
*	Oncternal Therapeutics Inc.	34,025	12
*	Retractable Technologies Inc.	9,432	11
*	NRX Pharmaceuticals Inc.	23,700	11
*	Biora Therapeutics Inc.	2,874	11
*	Precipio Inc.	25,063	10
*	Vivos Therapeutics Inc.	19,268	10
*	Science 37 Holdings Inc.	47,942	10
*	Aspira Women's Health Inc.	3,090	10
*	Vincerx Pharma Inc.	6,849	9
*	eFFECTOR Therapeutics Inc.	11,437	9
*,1	SAB Biotherapeutics Inc.	10,730	9
*,1	Cellectar Biosciences Inc.	4,608	9
*,1	Evelo Biosciences Inc.	2,748	9
*	Elevation Oncology Inc.	5,352	8
*	Tempest Therapeutics Inc.	6,359	8
*	Imunon Inc.	6,172	8
*	UpHealth Inc.	4,033	8
*	Frequency Therapeutics Inc.	21,606	7
*	Rapid Micro Biosystems Inc. Class A	7,185	7
*	Vapotherm Inc.	13,917	6
*	TFF Pharmaceuticals Inc.	12,846	6
*	Taysha Gene Therapies Inc.	9,398	6
*	Processa Pharmaceuticals Inc.	13,054	6
*	Surrozen Inc.	10,142	6

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	MiNK Therapeutics Inc.	2,650	6
*	Diffusion Pharmaceuticals Inc.	1,886	6
*,1	9 Meters Biopharma Inc.	8,771	6
*	Vistagen Therapeutics Inc.	3,043	6
*,1	AcelRx Pharmaceuticals Inc.	4,832	5
*	Venus Concept Inc.	2,574	5
*	ATI Physical Therapy Inc.	520	5
*	Precision BioSciences Inc.	7,156	4
*	Hookipa Pharma Inc.	4,083	4
*	Applied Molecular Transport Inc.	15,287	4
*	Axcella Health Inc.	18,758	4
*	SQZ Biotechnologies Co.	15,806	4
*,1	GT Biopharma Inc.	12,308	4
*,1	Athersys Inc.	4,976	4
*,1	iBio Inc.	7,283	4
*	Aprea Therapeutics Inc.	1,136	4
*	Eargo Inc.	774	4
*	Novan Inc.	4,751	2
*	Avalo Therapeutics Inc.	3,596	1
*,2	Synergy Pharmaceuticals Inc.	412,534	—
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
			3,744,336
Industrials (13.0%)
	Visa Inc. Class A	1,083,629	257,340
	Mastercard Inc. Class A	566,623	222,853
	Accenture plc Class A	422,828	130,476
	Raytheon Technologies Corp.	978,154	95,820
	Honeywell International Inc.	445,300	92,400
	United Parcel Service Inc. Class B (XNYS)	485,899	87,097
*	Boeing Co.	402,540	85,000
	Caterpillar Inc.	345,061	84,902
	Union Pacific Corp.	408,491	83,585
	General Electric Co.	727,510	79,917
	Lockheed Martin Corp.	169,703	78,128
	Deere & Co.	178,603	72,368
	American Express Co.	373,102	64,994
	Automatic Data Processing Inc.	276,503	60,773
	Eaton Corp. plc	266,621	53,617
*	PayPal Holdings Inc.	746,271	49,799
*	Fiserv Inc.	391,967	49,447
	CSX Corp.	1,362,259	46,453
	Illinois Tool Works Inc.	173,363	43,368
	Northrop Grumman Corp.	91,491	41,702
	Sherwin-Williams Co.	155,408	41,264
		Shares	Market Value• ($000)
	FedEx Corp.	151,468	37,549
	3M Co.	368,679	36,901
	General Dynamics Corp.	165,359	35,577
	Emerson Electric Co.	382,823	34,603
	Norfolk Southern Corp.	152,547	34,592
	Parker-Hannifin Corp.	85,752	33,447
	Johnson Controls International plc	459,313	31,298
	TransDigm Group Inc.	34,821	31,136
	PACCAR Inc.	349,603	29,244
	Trane Technologies plc	152,748	29,215
	Cintas Corp.	57,777	28,720
	Carrier Global Corp.	558,561	27,766
	Capital One Financial Corp.	241,989	26,466
	Rockwell Automation Inc.	76,702	25,269
	AMETEK Inc.	154,219	24,965
	L3Harris Technologies Inc.	126,672	24,799
	Otis Worldwide Corp.	278,078	24,752
	Old Dominion Freight Line Inc.	65,943	24,382
	Paychex Inc.	216,430	24,212
*	Block Inc. (XNYS)	363,475	24,197
	WW Grainger Inc.	30,161	23,785
	PPG Industries Inc.	157,193	23,312
	Cummins Inc.	94,757	23,231
	Verisk Analytics Inc. Class A	96,728	21,863
	Fidelity National Information Services Inc.	394,115	21,558
	Ferguson plc	136,985	21,549
	United Rentals Inc.	45,870	20,429
	Vulcan Materials Co.	89,212	20,112
*	Keysight Technologies Inc.	119,034	19,932
	DuPont de Nemours Inc.	275,961	19,715
*	Mettler-Toledo International Inc.	14,710	19,294
	Equifax Inc.	81,738	19,233
	Martin Marietta Materials Inc.	41,496	19,158
	Quanta Services Inc.	96,797	19,016
	Xylem Inc.	159,913	18,009
	Fortive Corp.	236,352	17,672
	Ingersoll Rand Inc. (XYNS)	269,325	17,603
	Global Payments Inc.	174,323	17,174
	Dover Corp.	93,220	13,764
	Westinghouse Air Brake Technologies Corp.	120,071	13,168
*	Teledyne Technologies Inc.	31,363	12,894
	Howmet Aerospace Inc.	259,405	12,856
*	Fair Isaac Corp.	15,847	12,824
	Expeditors International of Washington Inc.	101,603	12,307
	Ball Corp.	210,177	12,234
	Hubbell Inc. Class B	35,828	11,879

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	FleetCor Technologies Inc.	46,607	11,702
*	Builders FirstSource Inc.	85,474	11,624
	IDEX Corp.	50,635	10,900
*	Waters Corp.	39,509	10,531
*	Zebra Technologies Corp. Class A	34,336	10,158
	Snap-on Inc.	35,201	10,145
	JB Hunt Transport Services Inc.	55,812	10,104
	Jacobs Solutions Inc.	84,893	10,093
	TransUnion	128,736	10,084
	Booz Allen Hamilton Holding Corp. Class A	88,391	9,864
	HEICO Corp. Class A	69,717	9,802
	Synchrony Financial	287,296	9,745
	Stanley Black & Decker Inc.	102,784	9,632
	Graco Inc.	107,179	9,255
*	Axon Enterprise Inc.	47,112	9,192
	Textron Inc.	134,331	9,085
	Carlisle Cos. Inc.	34,066	8,739
*	Trimble Inc.	165,027	8,737
	Nordson Corp.	34,671	8,605
	Masco Corp.	149,594	8,584
	Watsco Inc.	22,265	8,493
	Jack Henry & Associates Inc.	48,523	8,119
	Packaging Corp. of America	60,248	7,962
*	Bill Holdings Inc.	67,264	7,860
	Owens Corning	60,158	7,851
	AECOM	92,697	7,850
	Lincoln Electric Holdings Inc.	38,779	7,703
	RPM International Inc.	85,596	7,681
	CH Robinson Worldwide Inc.	78,611	7,417
	Toro Co.	70,465	7,163
	Pentair plc	109,229	7,056
	Crown Holdings Inc.	81,144	7,049
	Allegion plc	58,566	7,029
	Lennox International Inc.	21,501	7,011
	Regal Rexnord Corp.	44,351	6,826
	Cognex Corp.	114,966	6,440
*	WillScot Mobile Mini Holdings Corp.	134,067	6,407
*	Generac Holdings Inc.	42,105	6,279
	WESCO International Inc.	34,730	6,219
	A O Smith Corp.	84,340	6,138
	Fortune Brands Innovations Inc.	85,150	6,127
*	Saia Inc.	17,612	6,031
	Huntington Ingalls Industries Inc.	26,494	6,030
	EMCOR Group Inc.	31,704	5,858
	nVent Electric plc	112,377	5,807
	Tetra Tech Inc.	35,282	5,777
	Advanced Drainage Systems Inc.	50,017	5,691
*	TopBuild Corp.	21,353	5,680
	Knight-Swift Transportation Holdings Inc.	101,625	5,646
		Shares	Market Value• ($000)
	AGCO Corp.	42,116	5,535
*	Middleby Corp.	35,774	5,288
*	WEX Inc.	28,647	5,216
*	Paylocity Holding Corp.	28,228	5,209
	ITT Inc.	55,274	5,152
	Donaldson Co. Inc.	82,258	5,142
	AptarGroup Inc.	44,354	5,139
	Robert Half International Inc.	67,750	5,096
	Graphic Packaging Holding Co.	208,596	5,013
*	GXO Logistics Inc.	78,973	4,961
	Westrock Co.	169,994	4,942
*	MasTec Inc.	41,857	4,938
*	Axalta Coating Systems Ltd.	148,782	4,882
	Littelfuse Inc.	16,590	4,833
	MKS Instruments Inc.	44,436	4,804
	Berry Global Group Inc.	74,545	4,796
	Curtiss-Wright Corp.	26,073	4,789
*	Trex Co. Inc.	72,128	4,729
	Woodward Inc.	39,465	4,693
	Genpact Ltd.	124,549	4,679
	Sensata Technologies Holding plc	103,151	4,641
*	Chart Industries Inc.	28,610	4,572
	Landstar System Inc.	23,487	4,522
	BWX Technologies Inc.	61,949	4,434
	MSA Safety Inc.	25,126	4,371
	Eagle Materials Inc.	23,372	4,357
*	XPO Inc.	73,449	4,333
*	FTI Consulting Inc.	22,523	4,284
	Brunswick Corp.	46,395	4,020
*	Atkore Inc.	25,536	3,982
	Valmont Industries Inc.	13,488	3,926
	Simpson Manufacturing Co. Inc.	28,269	3,915
	Sonoco Products Co.	65,724	3,879
	Sealed Air Corp.	96,939	3,878
	Comfort Systems USA Inc.	23,594	3,874
	Oshkosh Corp.	44,615	3,863
*	ATI Inc.	86,916	3,844
*	Mohawk Industries Inc.	37,042	3,821
	Applied Industrial Technologies Inc.	25,997	3,765
*	Euronet Worldwide Inc.	31,227	3,665
	Allison Transmission Holdings Inc.	61,533	3,474
	Maximus Inc.	41,113	3,474
	Acuity Brands Inc.	21,040	3,431
	Watts Water Technologies Inc. Class A	18,246	3,352
*	API Group Corp.	122,229	3,332
	Vontier Corp.	103,198	3,324
	Louisiana-Pacific Corp.	44,024	3,301
	Flowserve Corp.	87,966	3,268
*	ExlService Holdings Inc.	21,476	3,244
[1]	GATX Corp.	24,253	3,122
*	Kirby Corp.	40,562	3,121

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Exponent Inc.	33,228	3,101
	Triton International Ltd.	36,890	3,071
*	Summit Materials Inc. Class A	79,728	3,018
	EnerSys	27,494	2,984
*	AMN Healthcare Services Inc.	27,009	2,947
	Air Lease Corp. Class A	70,382	2,945
	Insperity Inc.	24,603	2,927
*	Fluor Corp.	98,644	2,920
	MSC Industrial Direct Co. Inc. Class A	30,444	2,901
	MDU Resources Group Inc.	138,454	2,899
	Western Union Co.	246,893	2,896
	Crane Co.	32,472	2,894
	Badger Meter Inc.	19,159	2,827
*	AZEK Co. Inc. Class A	92,933	2,815
	AAON Inc.	29,631	2,809
	Belden Inc.	29,070	2,781
*	Beacon Roofing Supply Inc.	32,697	2,713
*	Aerojet Rocketdyne Holdings Inc.	49,418	2,712
	Franklin Electric Co. Inc.	26,153	2,691
*	Shift4 Payments Inc. Class A	39,273	2,667
	Terex Corp.	44,235	2,647
	John Bean Technologies Corp.	21,501	2,608
	ManpowerGroup Inc.	32,658	2,593
	Zurn Elkay Water Solutions Corp.	96,193	2,587
	HB Fuller Co.	36,021	2,576
	Silgan Holdings Inc.	54,296	2,546
	Esab Corp.	38,065	2,533
	Ryder System Inc.	29,713	2,519
*	SPX Technologies Inc.	28,923	2,458
*	ASGN Inc.	31,834	2,408
	Herc Holdings Inc.	17,583	2,406
	Federal Signal Corp.	36,681	2,349
	Installed Building Products Inc.	16,690	2,339
	Otter Tail Corp.	28,449	2,246
*	Alight Inc. Class A	241,401	2,231
*	O-I Glass Inc.	103,048	2,198
	Armstrong World Industries Inc.	29,562	2,172
*	Dycom Industries Inc.	19,051	2,165
*	TriNet Group Inc.	22,613	2,148
*,1	Affirm Holdings Inc.	139,383	2,137
	Spirit AeroSystems Holdings Inc. Class A	73,122	2,134
*	Itron Inc.	29,231	2,108
	Encore Wire Corp.	11,330	2,107
*	Flywire Corp.	67,828	2,105
	Moog Inc. Class A	19,206	2,082
	Hillenbrand Inc.	40,511	2,077
	HEICO Corp.	11,684	2,067
*	Bloom Energy Corp. Class A	125,443	2,051
*	Core & Main Inc. Class A	63,478	1,989
*,1	Joby Aviation Inc.	192,957	1,980
		Shares	Market Value• ($000)
	Brink's Co.	28,267	1,917
	EnPro Industries Inc.	14,248	1,903
	Forward Air Corp.	17,731	1,881
*	GMS Inc.	26,923	1,863
	Albany International Corp. Class A	19,859	1,852
	Crane NXT Co.	32,472	1,833
	ABM Industries Inc.	42,253	1,802
*	RXO Inc.	78,761	1,785
	FTAI Aviation Ltd.	56,335	1,784
	ESCO Technologies Inc.	17,096	1,772
	Korn Ferry	35,706	1,769
*	ACI Worldwide Inc.	75,775	1,756
	Mueller Water Products Inc. Class A	107,014	1,737
	Matson Inc.	22,258	1,730
	CSW Industrials Inc.	10,383	1,726
*	Verra Mobility Corp. Class A	86,986	1,715
	Kadant Inc.	7,686	1,707
	Werner Enterprises Inc.	38,312	1,693
*	Resideo Technologies Inc.	95,827	1,692
*	CBIZ Inc.	31,478	1,677
*	AeroVironment Inc.	16,307	1,668
	EVERTEC Inc.	45,210	1,665
	UniFirst Corp.	10,445	1,619
*	Marqeta Inc. Class A	329,361	1,604
*	MYR Group Inc.	11,527	1,595
*	Hub Group Inc. Class A	19,554	1,571
	Kennametal Inc.	54,849	1,557
	ICF International Inc.	12,487	1,553
	ArcBest Corp.	15,492	1,531
*	Masonite International Corp.	14,927	1,529
*	Remitly Global Inc.	80,191	1,509
	McGrath RentCorp.	16,300	1,507
*	Knife River Corp.	34,613	1,506
*,1	Enovix Corp.	82,793	1,494
	Helios Technologies Inc.	22,120	1,462
	ADT Inc.	238,755	1,440
	Trinity Industries Inc.	55,583	1,429
	Barnes Group Inc.	33,140	1,398
	Brady Corp. Class A	29,059	1,382
	Greif Inc. Class A	19,469	1,341
*	Gibraltar Industries Inc.	20,893	1,315
*	AAR Corp.	22,255	1,285
	Alamo Group Inc.	6,965	1,281
*	Mercury Systems Inc.	37,014	1,280
	Griffon Corp.	31,669	1,276
*	OSI Systems Inc.	10,692	1,260
*	Kratos Defense & Security Solutions Inc.	84,867	1,217
*	Gates Industrial Corp. plc	90,004	1,213
	Granite Construction Inc.	29,933	1,191
	Standex International Corp.	8,184	1,158
*	Modine Manufacturing Co.	34,967	1,155

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sterling Infrastructure Inc.	20,701	1,155
*	PGT Innovations Inc.	39,130	1,141
	International Seaways Inc.	29,678	1,135
*	Huron Consulting Group Inc.	13,204	1,121
	Patrick Industries Inc.	14,015	1,121
*	Hayward Holdings Inc.	87,274	1,121
*	Mirion Technologies Inc. Class A	132,007	1,115
*	AvidXchange Holdings Inc.	105,906	1,099
*	Rocket Lab USA Inc.	182,365	1,094
	Primoris Services Corp.	35,682	1,087
	Veritiv Corp.	8,384	1,053
	Bread Financial Holdings Inc.	33,502	1,052
	Tennant Co.	12,963	1,051
*	Hillman Solutions Corp.	115,537	1,041
*,1	PureCycle Technologies Inc.	92,711	991
*	Masterbrand Inc.	85,069	989
	H&E Equipment Services Inc.	21,434	981
*	NV5 Global Inc.	8,784	973
	Enerpac Tool Group Corp. Class A	35,260	952
*	Air Transport Services Group Inc.	49,518	934
*	JELD-WEN Holding Inc.	52,294	917
*	Energy Recovery Inc.	32,726	915
*	Legalzoom.com Inc.	73,488	888
	Lindsay Corp.	7,356	878
	Greenbrier Cos. Inc.	20,106	867
	Marten Transport Ltd.	40,284	866
	Kforce Inc.	13,498	846
*	Vicor Corp.	15,479	836
*	Construction Partners Inc. Class A	26,330	826
	Wabash National Corp.	32,081	823
*	American Woodmark Corp.	10,668	815
*	Payoneer Global Inc.	166,561	801
*	Donnelley Financial Solutions Inc.	17,471	795
	TriMas Corp.	28,333	779
*	CIRCOR International Inc.	13,776	778
	Schneider National Inc. Class B	26,924	773
*	Aurora Innovation Inc.	261,523	769
	Columbus McKinnon Corp.	18,897	768
	Napco Security Technologies Inc.	22,084	765
*	Montrose Environmental Group Inc.	17,944	756
*,1	Symbotic Inc.	17,155	734
*	ZipRecruiter Inc. Class A	41,212	732
*	Cross Country Healthcare Inc.	24,857	698
*	CoreCivic Inc.	73,790	694
		Shares	Market Value• ($000)
	Apogee Enterprises Inc.	14,390	683
	AZZ Inc.	15,672	681
	Astec Industries Inc.	14,990	681
*,1	Virgin Galactic Holdings Inc.	174,969	679
*	Proto Labs Inc.	18,265	639
*	Cimpress plc	10,377	617
*	Thermon Group Holdings Inc.	23,090	614
*,1	Leonardo DRS Inc.	35,211	611
*	Green Dot Corp. Class A	32,065	601
*	Janus International Group Inc.	55,965	597
	Chase Corp.	4,896	593
*	First Advantage Corp.	37,156	573
	Heartland Express Inc.	34,744	570
	Quanex Building Products Corp.	20,720	556
*	BlueLinx Holdings Inc.	5,916	555
*	CryoPort Inc.	31,264	539
*	International Money Express Inc.	21,778	534
*	SP Plus Corp.	13,055	511
*	Triumph Group Inc.	39,116	484
	Kaman Corp.	19,711	480
*,1	Nikola Corp.	344,588	476
	Shyft Group Inc.	21,374	471
	Douglas Dynamics Inc.	15,634	467
	Deluxe Corp.	26,435	462
*	Ducommun Inc.	10,493	457
	Myers Industries Inc.	23,354	454
	Mesa Laboratories Inc.	3,399	437
	Allied Motion Technologies Inc.	10,898	435
	Pitney Bowes Inc.	122,407	433
	TTEC Holdings Inc.	12,779	432
*	Transcat Inc.	4,995	426
	CRA International Inc.	4,137	422
*	Repay Holdings Corp. Class A	53,054	415
	Gorman-Rupp Co.	14,174	409
*	Titan International Inc.	35,420	407
	Insteel Industries Inc.	12,847	400
	Hyster-Yale Materials Handling Inc.	7,142	399
*	Manitowoc Co. Inc.	20,774	391
*	Evolv Technologies Holdings Inc.	64,297	386
*	V2X Inc.	7,758	384
*	TrueBlue Inc.	21,435	380
	Barrett Business Services Inc.	4,348	379
*	Franklin Covey Co.	8,643	378
*	Conduent Inc.	110,060	374
*	Titan Machinery Inc.	12,688	374
*	Astronics Corp.	18,393	365
	Kelly Services Inc. Class A	20,712	365
*	Aspen Aerogels Inc.	45,965	363
*	IES Holdings Inc.	6,341	361
	Heidrick & Struggles International Inc.	13,509	358
	Ennis Inc.	17,315	353

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Eos Energy Enterprises Inc.	81,245	353
	VSE Corp.	6,435	352
*,1	Archer Aviation Inc. Class A	85,224	351
*	DXP Enterprises Inc.	9,402	342
*	I3 Verticals Inc. Class A	14,839	339
	Powell Industries Inc.	5,600	339
	Resources Connection Inc.	21,381	336
*	Vishay Precision Group Inc.	9,031	335
*	Great Lakes Dredge & Dock Corp.	40,776	333
	United States Lime & Minerals Inc.	1,592	333
	Cass Information Systems Inc.	8,004	310
*	Cantaloupe Inc.	38,378	305
	Argan Inc.	7,717	304
*,1	Desktop Metal Inc. Class A	167,096	296
*	Blue Bird Corp.	13,070	294
*	Aersale Corp.	19,925	293
	National Presto Industries Inc.	3,924	287
[1]	Eagle Bulk Shipping Inc.	5,976	287
*	Custom Truck One Source Inc.	42,513	287
*	Sterling Check Corp.	22,976	282
	FTAI Infrastructure Inc.	74,858	276
*	Bowman Consulting Group Ltd. Class A	8,369	267
	REV Group Inc.	19,601	260
*	Forrester Research Inc.	8,441	246
	Cadre Holdings Inc.	11,279	246
*	CECO Environmental Corp.	18,094	242
	LSI Industries Inc.	18,908	237
*	Commercial Vehicle Group Inc.	21,010	233
*	Daseke Inc.	32,052	229
*	Hudson Technologies Inc.	23,217	223
*	Distribution Solutions Group Inc.	4,252	221
*	TaskUS Inc. Class A	19,113	216
	Miller Industries Inc.	6,057	215
*	Overseas Shipholding Group Inc. Class A	49,959	208
*	Babcock & Wilcox Enterprises Inc.	34,947	206
*	FARO Technologies Inc.	12,657	205
*,1	Velo3D Inc.	94,353	204
*	Limbach Holdings Inc.	8,177	202
*	Radiant Logistics Inc.	28,389	191
*	Atmus Filtration Technologies Inc.	8,593	189
*	BrightView Holdings Inc.	25,317	182
*	Luna Innovations Inc.	19,734	180
*	Concrete Pumping Holdings Inc.	22,106	177
*	Tutor Perini Corp.	24,689	177
		Shares	Market Value• ($000)
*	Atlanticus Holdings Corp.	4,164	175
*,1	Microvast Holdings Inc.	108,265	173
*	Hireright Holdings Corp.	15,290	173
*	TuSimple Holdings Inc. Class A	100,233	166
*	Willdan Group Inc.	8,638	165
*	Blade Air Mobility Inc.	41,940	165
	Information Services Group Inc.	30,277	162
*,1	Proterra Inc.	132,229	159
*	Global Business Travel Group I	21,471	155
	Pactiv Evergreen Inc.	20,016	152
*	Gencor Industries Inc.	9,715	151
*	BlackSky Technology Inc.	67,765	150
*	Acacia Research Corp.	35,109	146
	Park Aerospace Corp.	10,255	141
*	Hyliion Holdings Corp.	84,365	141
*	Target Hospitality Corp.	10,465	140
*	Danimer Scientific Inc.	58,942	140
*	SoundThinking Inc.	6,306	138
*	Performant Financial Corp.	51,043	138
*	CS Disco Inc.	16,686	137
	Universal Logistics Holdings Inc.	4,679	135
	Park-Ohio Holdings Corp.	7,053	134
*	DHI Group Inc.	34,401	132
	Covenant Logistics Group Inc. Class A	2,988	131
*	Iteris Inc.	33,154	131
*	Ranpak Holdings Corp. Class A	28,481	129
[1]	Hirequest Inc.	4,907	128
*	Advantage Solutions Inc.	53,753	126
*,1	RCM Technologies Inc.	6,698	123
*	Graham Corp.	9,026	120
*	Mistras Group Inc.	15,007	116
*,1	Tingo Group Inc.	94,891	115
*	L B Foster Co. Class A	7,870	112
*	Paymentus Holdings Inc. Class A	10,632	112
	Kronos Worldwide Inc.	12,662	111
	Hurco Cos. Inc.	5,040	109
*	US Xpress Enterprises Inc. Class A	17,513	108
*	Twin Disc Inc.	9,394	106
*	VirTra Inc.	13,519	103
[1]	ARC Document Solutions Inc.	30,422	99
*	Quad/Graphics Inc.	26,173	98
*,1	Amprius Technologies Inc.	13,135	94
*	Latch Inc.	64,981	90
*	PAM Transportation Services Inc.	3,326	89
*	374Water Inc.	36,898	88
*,1	Workhorse Group Inc.	100,038	87
*	Markforged Holding Corp.	71,461	86
*	Paysign Inc.	34,843	85

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Terran Orbital Corp.	56,410	85
	BGSF Inc.	8,582	82
*	EVI Industries Inc.	3,692	81
*	CPI Card Group Inc.	3,492	81
	Karat Packaging Inc.	4,292	78
*	Willis Lease Finance Corp.	1,962	77
*	Orion Group Holdings Inc.	27,064	76
	PFSweb Inc.	15,856	72
*	SKYX Platforms Corp.	27,010	72
*	Mayville Engineering Co. Inc.	5,637	70
*	Hudson Global Inc.	2,857	64
*,1	Smith-Midland Corp.	2,675	64
*	DLH Holdings Corp.	5,768	59
*	Core Molding Technologies Inc.	2,518	57
*	Byrna Technologies Inc.	11,420	57
*	Skillsoft Corp.	40,845	51
*	FreightCar America Inc.	16,584	49
*,1	Hyzon Motors Inc.	51,124	49
*	Alpha Pro Tech Ltd.	12,073	48
*,1	INNOVATE Corp.	25,298	44
*	Rekor Systems Inc.	22,282	40
*	Spire Global Inc.	74,685	38
*	Moneylion Inc.	3,090	37
*	Wrap Technologies Inc.	24,753	36
	Frequency Electronics Inc.	5,508	36
*,1	BM Technologies Inc.	12,201	36
*	LightPath Technologies Inc. Class A	25,635	35
*	RF Industries Ltd.	8,155	34
*	Orion Energy Systems Inc.	20,324	33
*	Usio Inc.	16,474	31
*,1	Redwire Corp.	11,752	30
*	ClearSign Technologies Corp.	20,576	27
*	Berkshire Grey Inc.	19,018	27
*	Innovative Solutions & Support Inc.	3,690	26
*	StarTek Inc.	8,991	26
*,1	Astra Space Inc.	70,427	26
*	Izea Worldwide Inc.	10,891	26
*	Yellow Corp.	35,952	25
*,1	Hydrofarm Holdings Group Inc.	23,262	18
*,1	Biotricity Inc.	26,299	17
*,1	Sarcos Technology & Robotics Corp.	52,552	17
*	Mega Matrix Corp.	12,430	16
*,1	View Inc.	95,251	12
*	AEye Inc.	63,833	11
*	Momentus Inc. Class A	30,833	10
*	Energous Corp.	36,561	9
*	AgEagle Aerial Systems Inc.	37,077	9
*	Xos Inc.	30,722	7
*	Nuvve Holding Corp.	10,269	6
*	Williams Industrial Services Group Inc.	14,168	5
		Shares	Market Value• ($000)
*	Lightning eMotors Inc.	1,439	5
			3,777,356
Other (0.0%)[4]
*,2	Lubys Inc.	14,037	25
*,2	Omthera Pharmaceuticals Inc. CVR	31,662	8
*,2	Strongbridge Biopharm CVR	45,385	8
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,2	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*,2	miRagen Therapeutics Inc. CVR	67,673	1
*,2	Spirit MTA REIT	58,489	—
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,2	SRAX Inc.	7,380	—
*,1,2	Gemini Therapeutics Inc. CVR	33,435	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Sesen Bio Inc. CVR	143,290	—
*,2	GCI Liberty Inc.	82,371	—
			51
Real Estate (3.0%)
	Prologis Inc.	618,104	75,798
	American Tower Corp.	312,167	60,542
	Equinix Inc.	62,588	49,065
	Crown Castle Inc.	290,534	33,103
	Public Storage	106,053	30,955
	Realty Income Corp.	453,002	27,085
	Welltower Inc.	332,529	26,898
*	CoStar Group Inc.	272,611	24,262
	Simon Property Group Inc.	207,931	24,012
	Digital Realty Trust Inc.	194,705	22,171
	VICI Properties Inc. Class A	673,291	21,162
	AvalonBay Communities Inc.	94,946	17,970
	SBA Communications Corp. Class A	72,545	16,813
	Weyerhaeuser Co.	489,493	16,403
*	CBRE Group Inc. Class A	197,085	15,907
	Equity Residential	240,433	15,861
	Invitation Homes Inc.	408,517	14,053
	Extra Space Storage Inc.	90,225	13,430
	Alexandria Real Estate Equities Inc.	115,358	13,092
	Ventas Inc.	267,287	12,635
	Mid-America Apartment Communities Inc.	77,773	11,811
	Iron Mountain Inc.	195,824	11,127
	Sun Communities Inc.	82,915	10,817
	Essex Property Trust Inc.	42,932	10,059

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	WP Carey Inc.	143,650	9,705
	UDR Inc.	221,605	9,520
	Kimco Realty Corp.	413,841	8,161
	Gaming and Leisure Properties Inc.	167,653	8,124
	Host Hotels & Resorts Inc.	471,406	7,934
	Camden Property Trust	71,689	7,805
	Life Storage Inc.	57,135	7,597
	Equity LifeStyle Properties Inc.	111,378	7,450
	Healthpeak Properties Inc.	369,670	7,430
	American Homes 4 Rent Class A	204,886	7,263
	Regency Centers Corp.	113,732	7,025
	CubeSmart	149,332	6,669
	Rexford Industrial Realty Inc.	126,502	6,606
	Americold Realty Trust Inc.	181,238	5,854
	Lamar Advertising Co. Class A	57,741	5,731
	Boston Properties Inc.	94,523	5,444
	Federal Realty Investment Trust	54,321	5,257
	NNN REIT Inc.	122,596	5,246
	EastGroup Properties Inc.	29,501	5,121
*	Jones Lang LaSalle Inc.	32,089	4,999
*	Zillow Group Inc. Class C	98,248	4,938
	Healthcare Realty Trust Inc. Class A	259,215	4,889
	Omega Healthcare Investors Inc.	158,240	4,856
	First Industrial Realty Trust Inc.	88,673	4,668
	Brixmor Property Group Inc.	198,669	4,371
	STAG Industrial Inc.	118,985	4,269
	Agree Realty Corp.	62,858	4,110
[1]	Medical Properties Trust Inc.	398,046	3,686
	Spirit Realty Capital Inc.	92,825	3,655
	Apartment Income REIT Corp.	98,749	3,564
	Ryman Hospitality Properties Inc.	36,923	3,431
	Terreno Realty Corp.	56,845	3,416
	Kite Realty Group Trust	149,837	3,347
	Rayonier Inc.	99,680	3,130
	PotlatchDeltic Corp.	53,841	2,845
	Independence Realty Trust Inc.	152,257	2,774
	Phillips Edison & Co. Inc.	78,936	2,690
	Kilroy Realty Corp.	78,565	2,364
	Cousins Properties Inc.	103,539	2,361
	EPR Properties	50,349	2,356
	Essential Properties Realty Trust Inc.	99,484	2,342
	Physicians Realty Trust	160,997	2,252
	Apple Hospitality REIT Inc.	138,893	2,099
		Shares	Market Value• ($000)
	Vornado Realty Trust	110,205	1,999
	Broadstone Net Lease Inc.	126,505	1,953
	LXP Industrial Trust	194,551	1,897
	Sabra Health Care REIT Inc.	157,343	1,852
	National Storage Affiliates Trust	52,920	1,843
	Corporate Office Properties Trust	76,474	1,816
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	71,965	1,799
	Macerich Co.	151,743	1,710
*	Howard Hughes Corp.	21,528	1,699
	Highwoods Properties Inc.	70,620	1,689
	Park Hotels & Resorts Inc.	131,786	1,689
	DigitalBridge Group Inc.	113,989	1,677
	Outfront Media Inc.	98,791	1,553
	SITE Centers Corp.	115,121	1,522
*	Zillow Group Inc. Class A	30,817	1,516
	Equity Commonwealth	72,698	1,473
	Tanger Factory Outlet Centers Inc.	66,603	1,470
	Sunstone Hotel Investors Inc.	143,054	1,448
	Four Corners Property Trust Inc.	56,807	1,443
	Douglas Emmett Inc.	112,539	1,415
*	Opendoor Technologies Inc.	342,130	1,375
	Innovative Industrial Properties Inc.	18,774	1,371
	National Health Investors Inc.	25,946	1,360
	CareTrust REIT Inc.	66,620	1,323
[1]	SL Green Realty Corp.	43,267	1,300
	Kennedy-Wilson Holdings Inc.	78,072	1,275
	St. Joe Co.	26,305	1,272
	Pebblebrook Hotel Trust	86,241	1,202
	Urban Edge Properties	75,493	1,165
	DiamondRock Hospitality Co.	139,017	1,114
	JBG SMITH Properties	73,721	1,109
	eXp World Holdings Inc.	53,058	1,076
	Getty Realty Corp.	31,219	1,056
	Retail Opportunity Investments Corp.	76,879	1,039
	Service Properties Trust	115,936	1,007
	InvenTrust Properties Corp.	42,190	976
	Elme Communities	57,599	947
	RLJ Lodging Trust	90,872	933
	Acadia Realty Trust	64,636	930
	LTC Properties Inc.	28,025	925
	Xenia Hotels & Resorts Inc.	75,029	924
*	Veris Residential Inc.	55,856	896
	Alexander & Baldwin Inc.	47,282	879

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Easterly Government Properties Inc. Class A	60,381	876
	Apartment Investment and Management Co. Class A	100,573	857
*	Radius Global Infrastructure Inc. Class A (XNMS)	57,109	851
*	Cushman & Wakefield plc	103,612	848
[1]	Safehold Inc.	34,689	823
*	Redfin Corp.	66,169	822
*	Compass Inc. Class A	227,161	795
	NETSTREIT Corp.	43,117	771
	Global Net Lease Inc.	70,887	729
	Uniti Group Inc.	154,821	715
	Plymouth Industrial REIT Inc.	30,148	694
	UMH Properties Inc.	42,695	682
	Empire State Realty Trust Inc. Class A	90,486	678
	RPT Realty	64,843	678
	NexPoint Residential Trust Inc.	14,507	660
[1]	Peakstone Realty Trust REIT	23,506	656
	Newmark Group Inc. Class A	100,124	623
	American Assets Trust Inc.	31,414	603
	Paramount Group Inc.	126,393	560
	Marcus & Millichap Inc.	17,332	546
*	Anywhere Real Estate Inc.	80,120	535
*	GEO Group Inc.	74,543	534
	Piedmont Office Realty Trust Inc. Class A	73,006	531
	Necessity Retail REIT Inc.	76,004	514
	Centerspace	8,224	505
	Brandywine Realty Trust	108,457	504
	Armada Hoffler Properties Inc.	42,862	501
	Summit Hotel Properties Inc.	68,662	447
	Community Healthcare Trust Inc.	12,472	412
	Urstadt Biddle Properties Inc. Class A	19,081	406
	Ares Commercial Real Estate Corp.	39,478	401
[1]	Farmland Partners Inc.	32,368	395
	Hudson Pacific Properties Inc.	93,473	394
	Diversified Healthcare Trust	174,895	394
	Global Medical REIT Inc.	42,151	385
	Gladstone Land Corp.	20,003	325
*	Forestar Group Inc.	14,252	321
	Whitestone REIT	32,634	317
	Saul Centers Inc.	8,496	313
	Chatham Lodging Trust	33,089	310
		Shares	Market Value• ($000)
	Gladstone Commercial Corp.	24,306	301
	Universal Health Realty Income Trust	5,742	273
*	Tejon Ranch Co.	15,750	271
	CTO Realty Growth Inc.	14,647	251
	Orion Office REIT Inc.	37,533	248
	RMR Group Inc. Class A	10,594	245
	Alexander's Inc.	1,287	237
	Office Properties Income Trust	30,586	236
[1]	CBL & Associates Properties Inc.	10,526	232
	Bridge Investment Group Holdings Inc. Class A	18,625	211
*	Seritage Growth Properties Class A	23,441	209
*	FRP Holdings Inc.	3,443	198
	Braemar Hotels & Resorts Inc.	44,461	179
	One Liberty Properties Inc.	8,824	179
	Postal Realty Trust Inc. Class A	12,021	177
	BRT Apartments Corp.	7,749	153
	Industrial Logistics Properties Trust	43,462	143
	Hersha Hospitality Trust Class A	23,243	142
	Stratus Properties Inc.	5,338	140
	City Office REIT Inc.	21,923	122
	RE/MAX Holdings Inc. Class A	6,322	122
*	Star Holdings	8,255	121
*	Maui Land & Pineapple Co. Inc.	7,827	111
	Douglas Elliman Inc.	45,623	101
	Alpine Income Property Trust Inc.	6,005	98
	Modiv Inc. Class C REIT	6,088	91
	Franklin Street Properties Corp.	62,401	90
	Clipper Realty Inc.	14,188	80
*	Ashford Hospitality Trust Inc.	20,163	75
	Creative Media & Community Trust Corp.	13,505	67
*,1	WeWork Inc. Class A	194,046	50
	Global Self Storage Inc.	8,627	44
*,1	Altisource Portfolio Solutions SA	7,037	40
*	Fathom Holdings Inc.	5,453	39
*	Bluerock Homes Trust Inc.	2,283	37
*	Sotherly Hotels Inc.	18,957	36
*	Rafael Holdings Inc. Class B	13,424	28
*,1	Offerpad Solutions Inc.	1,992	26
*,1	American Strategic Investment Co.	925	7
*	Power REIT	2,008	3
			879,626

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
Technology (29.6%)
	Apple Inc.	10,003,085	1,940,298
	Microsoft Corp.	4,977,487	1,695,033
	NVIDIA Corp.	1,572,644	665,260
*	Alphabet Inc. Class A	3,977,509	476,108
*	Meta Platforms Inc. Class A	1,480,680	424,926
*	Alphabet Inc. Class C	3,341,379	404,207
	Broadcom Inc.	279,136	242,131
*	Adobe Inc.	307,031	150,135
*	Salesforce Inc.	635,883	134,337
*	Advanced Micro Devices Inc.	1,077,751	122,767
	Oracle Corp.	994,205	118,400
	Texas Instruments Inc.	608,342	109,514
	Intel Corp.	2,791,992	93,364
	QUALCOMM Inc.	746,065	88,812
	Applied Materials Inc.	565,573	81,748
	Intuit Inc.	178,037	81,575
	International Business Machines Corp.	608,753	81,457
*	ServiceNow Inc.	136,321	76,608
	Analog Devices Inc.	335,802	65,418
	Lam Research Corp.	89,891	57,787
*	Palo Alto Networks Inc.	204,647	52,289
	Micron Technology Inc.	732,417	46,223
	KLA Corp.	91,798	44,524
*	Synopsys Inc.	101,765	44,309
*	Cadence Design Systems Inc.	182,348	42,764
	Roper Technologies Inc.	71,432	34,345
	Marvell Technology Inc.	572,770	34,240
	Amphenol Corp. Class A	398,645	33,865
*	Fortinet Inc.	446,174	33,726
	Microchip Technology Inc.	366,277	32,815
*	Snowflake Inc. Class A	184,739	32,510
*	Workday Inc. Class A	136,280	30,784
	TE Connectivity Ltd.	210,866	29,555
*	Autodesk Inc.	143,507	29,363
*	ON Semiconductor Corp.	288,487	27,285
*	VMware Inc. Class A	157,963	22,698
	Cognizant Technology Solutions Corp. Class A	339,474	22,161
*	Crowdstrike Holdings Inc. Class A	142,156	20,878
*	ANSYS Inc.	57,802	19,090
*	MongoDB Inc. Class A	44,775	18,402
	HP Inc.	592,967	18,210
	Corning Inc.	511,418	17,920
*	Gartner Inc.	50,225	17,594
*	Palantir Technologies Inc. Class A	1,143,620	17,532
*	Datadog Inc. Class A	177,965	17,508
*	Atlassian Corp. Ltd. Class A	101,452	17,025
*	HubSpot Inc.	31,433	16,725
	CDW Corp.	90,090	16,532
	Monolithic Power Systems Inc.	30,030	16,223
*	DoorDash Inc. Class A	192,582	14,717
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	863,321	14,504
*	VeriSign Inc.	59,320	13,405
*	Cloudflare Inc. Class A	183,327	11,984
	Skyworks Solutions Inc.	106,013	11,735
*	Splunk Inc.	110,550	11,728
*	Tyler Technologies Inc.	27,944	11,638
	Teradyne Inc.	103,755	11,551
	Entegris Inc.	99,894	11,070
	NetApp Inc.	143,426	10,958
	Paycom Software Inc.	33,945	10,904
*	Pinterest Inc. Class A	396,107	10,830
*	PTC Inc.	75,198	10,701
*	Zoom Video Communications Inc. Class A	149,111	10,122
*	Akamai Technologies Inc.	104,338	9,377
	Jabil Inc.	83,751	9,039
*	Lattice Semiconductor Corp.	92,436	8,880
	Dell Technologies Inc. Class C	162,918	8,815
*	EPAM Systems Inc.	39,028	8,772
	SS&C Technologies Holdings Inc.	140,890	8,538
*	Zscaler Inc.	58,076	8,497
*	Manhattan Associates Inc.	41,257	8,246
	Leidos Holdings Inc.	92,602	8,193
	Bentley Systems Inc. Class B	149,940	8,131
*	Western Digital Corp.	213,683	8,105
	Seagate Technology Holdings plc	130,996	8,105
*	Snap Inc. Class A	675,070	7,993
*	Match Group Inc.	185,623	7,768
*	GoDaddy Inc. Class A	102,691	7,715
*	Super Micro Computer Inc.	30,010	7,480
*	Twilio Inc. Class A	117,118	7,451
*	Dynatrace Inc.	144,485	7,437
*	Unity Software Inc.	165,322	7,178
*	Okta Inc.	103,446	7,174
*	Pure Storage Inc. Class A	194,623	7,166
*	DocuSign Inc. Class A	136,664	6,982
	Gen Digital Inc. (XNGS)	366,161	6,792
*	Qorvo Inc.	66,370	6,772
*	Ceridian HCM Holding Inc.	97,069	6,501
*	F5 Inc.	40,674	5,949
	KBR Inc.	91,093	5,927
*	ZoomInfo Technologies Inc. Class A	227,621	5,779
*	Black Knight Inc.	95,945	5,731
*	Arrow Electronics Inc.	37,241	5,334
*	Toast Inc. Class A	228,641	5,160
*	CACI International Inc. Class A	15,103	5,148
	National Instruments Corp.	88,600	5,086
	Vertiv Holdings Co. Class A	201,782	4,998
*	Coherent Corp.	92,826	4,732
*	SPS Commerce Inc.	24,151	4,638

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Rambus Inc.	71,693	4,601
*	Wolfspeed Inc.	82,769	4,601
*	Dropbox Inc. Class A	172,118	4,590
*	Nutanix Inc. Class A	156,077	4,378
*	Novanta Inc.	23,647	4,353
	Universal Display Corp.	29,733	4,285
*	Axcelis Technologies Inc.	22,248	4,079
*	Guidewire Software Inc.	53,232	4,050
	Science Applications International Corp.	35,834	4,031
*	Five9 Inc.	47,088	3,882
*	Onto Innovation Inc.	32,441	3,778
*	DXC Technology Co.	141,312	3,776
*	Confluent Inc. Class A	105,652	3,731
*	UiPath Inc. Class A	221,786	3,675
	Power Integrations Inc.	38,571	3,652
*	Teradata Corp.	66,357	3,544
*	Tenable Holdings Inc.	77,458	3,373
	Dolby Laboratories Inc. Class A	39,738	3,325
*	Procore Technologies Inc.	50,705	3,299
*	Workiva Inc. Class A	32,267	3,280
*	Smartsheet Inc. Class A	85,525	3,272
*	Elastic NV	50,860	3,261
*	Silicon Laboratories Inc.	20,651	3,257
*	Insight Enterprises Inc.	22,207	3,250
*	Aspen Technology Inc.	19,305	3,236
*	Fabrinet	24,658	3,203
*	IAC Inc.	49,793	3,127
*	Qualys Inc.	23,813	3,076
	TD SYNNEX Corp.	32,192	3,026
*	Cirrus Logic Inc.	37,310	3,022
	Avnet Inc.	59,380	2,996
*	AppLovin Corp. Class A	115,547	2,973
*	Gitlab Inc. Class A	55,754	2,850
*	DoubleVerify Holdings Inc.	72,571	2,824
*	Box Inc. Class A	91,385	2,685
	Advanced Energy Industries Inc.	24,085	2,684
*	Samsara Inc. Class A	96,225	2,666
*	Diodes Inc.	28,652	2,650
*	Altair Engineering Inc. Class A	34,921	2,648
*	IPG Photonics Corp.	19,471	2,645
*	Blackbaud Inc.	36,097	2,569
*	New Relic Inc.	38,453	2,516
	Concentrix Corp.	30,225	2,441
	Vishay Intertechnology Inc.	81,773	2,404
*	MACOM Technology Solutions Holdings Inc. Class H	35,550	2,330
*	SentinelOne Inc. Class A	154,116	2,327
*,1	C3.ai Inc. Class A	63,815	2,325
*	NCR Corp.	91,285	2,300
*	Appfolio Inc. Class A	12,922	2,224
*	Synaptics Inc.	25,821	2,205
		Shares	Market Value• ($000)
*	Ambarella Inc.	26,118	2,185
*	Schrodinger Inc.	43,427	2,168
*	Sanmina Corp.	35,694	2,151
*,1	MicroStrategy Inc. Class A	6,087	2,084
*	Ziff Davis Inc.	29,718	2,082
*	Kyndryl Holdings Inc.	156,780	2,082
*	CommVault Systems Inc.	28,624	2,079
*	Rogers Corp.	12,594	2,039
	Dun & Bradstreet Holdings Inc.	175,395	2,029
	Amkor Technology Inc.	66,505	1,979
*	Allegro MicroSystems Inc.	43,458	1,962
*	BlackLine Inc.	35,487	1,910
*	Perficient Inc.	22,648	1,887
*	Envestnet Inc.	31,699	1,881
*	Freshworks Inc. Class A	102,797	1,807
*	Varonis Systems Inc. Class B	67,324	1,794
*	Plexus Corp.	18,256	1,793
*	FormFactor Inc.	51,949	1,778
*	Verint Systems Inc.	50,503	1,771
*	Alteryx Inc. Class A	38,600	1,752
*	RingCentral Inc. Class A	53,197	1,741
*	Rapid7 Inc.	37,225	1,686
	Progress Software Corp.	28,503	1,656
*	Alarm.com Holdings Inc.	31,916	1,649
*	Yelp Inc. Class A	45,228	1,647
*	HashiCorp Inc. Class A	61,931	1,621
*,1	DigitalOcean Holdings Inc.	39,927	1,603
*	MaxLinear Inc.	48,538	1,532
*,1	IonQ Inc.	111,738	1,512
*,1	Braze Inc. Class A	34,427	1,508
*	Sprout Social Inc. Class A	31,940	1,474
*	Cargurus Inc.	64,165	1,452
	Pegasystems Inc.	29,386	1,449
*	CCC Intelligent Solutions Holdings Inc.	129,135	1,448
*	NetScout Systems Inc.	45,742	1,416
*	Appian Corp. Class A	29,676	1,413
*	Impinj Inc.	15,695	1,407
*	JFrog Ltd.	49,739	1,378
	Clear Secure Inc. Class A	59,318	1,374
*	Sitime Corp.	11,537	1,361
*	nCino Inc.	44,236	1,332
*	Parsons Corp.	26,564	1,279
*	Cohu Inc.	30,757	1,278
*	PagerDuty Inc.	55,199	1,241
*	LiveRamp Holdings Inc.	42,777	1,222
*	Magnite Inc.	89,502	1,222
*	Asana Inc. Class A	54,357	1,198
*	Fastly Inc. Class A	75,779	1,195
*	Q2 Holdings Inc.	37,927	1,172
*	Ultra Clean Holdings Inc.	30,059	1,156
*	Bumble Inc. Class A	65,847	1,105

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Semtech Corp.	43,375	1,104
	CSG Systems International Inc.	20,117	1,061
	Xerox Holdings Corp.	70,641	1,052
*	Zuora Inc. Class A	93,185	1,022
*	TTM Technologies Inc.	73,106	1,016
*	Photronics Inc.	38,305	988
*	ePlus Inc.	17,460	983
*	Credo Technology Group Holding Ltd.	56,425	978
*	Paycor HCM Inc.	41,050	972
*	Jamf Holding Corp.	49,062	958
*	Squarespace Inc. Class A	30,073	948
*	PDF Solutions Inc.	20,937	944
*	Agilysys Inc.	13,340	916
*	Sprinklr Inc. Class A	66,058	914
*	PROS Holdings Inc.	29,631	913
	CTS Corp.	21,171	903
*	Veeco Instruments Inc.	34,501	886
*	SMART Global Holdings Inc.	30,423	883
*	Veradigm Inc.	68,077	858
*	Model N Inc.	23,355	826
*	E2open Parent Holdings Inc.	145,740	816
*	3D Systems Corp.	82,041	815
*	Navitas Semiconductor Corp.	76,214	803
*	Everbridge Inc.	29,490	793
*	Yext Inc.	69,021	781
	Shutterstock Inc.	15,968	777
	Methode Electronics Inc.	22,898	768
*	Zeta Global Holdings Corp.	89,273	762
*	indie Semiconductor Inc. Class A	80,655	758
*	Cerence Inc.	25,730	752
*	Ichor Holdings Ltd.	19,830	744
	Adeia Inc.	66,422	731
*	Aehr Test Systems	17,471	721
*	Upwork Inc.	77,008	719
*	Intapp Inc.	16,140	676
	A10 Networks Inc.	45,556	665
*	N-Able Inc.	42,736	616
	Benchmark Electronics Inc.	23,157	598
*	Matterport Inc.	189,863	598
*	Digital Turbine Inc.	63,745	592
*	ForgeRock Inc. Class A	28,832	592
*	Vertex Inc. Class A	30,012	585
*	PAR Technology Corp.	17,488	576
*,1	Xometry Inc. Class A	27,157	575
*	EngageSmart Inc.	29,511	563
*	TechTarget Inc.	17,409	542
*	ScanSource Inc.	18,137	536
*	Avid Technology Inc.	20,859	532
*	PubMatic Inc. Class A	28,783	526
*,1	MicroVision Inc.	114,050	522
	Simulations Plus Inc.	11,396	494
*	Eventbrite Inc. Class A	51,607	493
*	Thoughtworks Holding Inc.	65,268	493
		Shares	Market Value• ($000)
*	BigCommerce Holdings Inc. Series 1	49,252	490
*	Olo Inc. Class A	75,881	490
*	AvePoint Inc.	84,821	489
*,1	SoundHound AI Inc. Class A	106,346	484
*	Alpha & Omega Semiconductor Ltd.	14,574	478
*	Kimball Electronics Inc.	17,220	476
*	SmartRent Inc.	122,927	471
	Ebix Inc.	17,532	442
*	nLight Inc.	28,567	440
*	Informatica Inc. Class A	23,804	440
*	Amplitude Inc. Class A	39,823	438
*,1	Rumble Inc.	47,289	422
*	Planet Labs PBC	127,335	410
	PC Connection Inc.	8,687	392
*	Alkami Technology Inc.	23,211	380
	Hackett Group Inc.	16,910	378
*,1	Applied Digital Corp.	40,294	377
*	Vimeo Inc.	90,615	373
*	CEVA Inc.	14,137	361
*	OneSpan Inc.	24,049	357
*	Definitive Healthcare Corp. Class A	32,037	352
*	ACM Research Inc. Class A	26,853	351
*	Consensus Cloud Solutions Inc.	11,299	350
*,1	MeridianLink Inc.	15,864	330
*	Digimarc Corp.	11,148	328
*	Mitek Systems Inc.	29,293	318
	NVE Corp.	3,259	318
*	Grid Dynamics Holdings Inc.	33,392	309
*,1	Cleanspark Inc.	67,447	289
*	Domo Inc. Class B	19,163	281
*	SEMrush Holdings Inc. Class A	27,777	266
*	Weave Communications Inc.	23,557	262
*	Couchbase Inc.	16,504	261
*	FiscalNote Holdings Inc.	70,169	255
*	Nextdoor Holdings Inc.	75,268	245
*	SolarWinds Corp.	23,521	241
*	NerdWallet Inc. Class A	25,256	238
	American Software Inc. Class A	21,893	230
*	Terawulf Inc.	128,327	225
*	Expensify Inc. Class A	28,100	224
*	Enfusion Inc. Class A	19,848	223
*	Bandwidth Inc. Class A	14,853	203
*	LivePerson Inc.	44,180	200
*	Daktronics Inc.	29,724	190
	ON24 Inc.	23,181	188
*	Innodata Inc.	16,482	187
*	Tucows Inc. Class A	6,570	182
*	Unisys Corp.	44,617	178
*	Rimini Street Inc.	35,452	170
*,1	Red Violet Inc.	8,230	169
*	inTEST Corp.	6,184	162

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Mediaalpha Inc. Class A	15,378	159
*	SkyWater Technology Inc.	16,892	159
*	Asure Software Inc.	12,707	155
*,1	Presto Automation Inc.	29,255	153
*	Blend Labs Inc. Class A	152,098	144
*	TrueCar Inc.	62,905	142
*	Rackspace Technology Inc.	48,958	133
	Immersion Corp.	18,110	128
*	EverCommerce Inc.	10,789	128
*,1	Atomera Inc.	14,264	125
*,1	Cipher Mining Inc.	43,478	124
[1]	Park City Group Inc.	12,115	122
*	Arteris Inc.	17,864	122
*	Identiv Inc.	13,996	118
*	Kopin Corp.	54,575	117
*	Rigetti Computing Inc.	98,039	115
*	QuickLogic Corp.	11,891	109
*,1	Vroom Inc.	74,354	107
*	Quantum Corp.	98,136	106
*	Ouster Inc.	20,981	104
*	Brightcove Inc.	25,456	102
*	Computer Task Group Inc.	13,414	102
	Richardson Electronics Ltd.	6,173	102
*	eMagin Corp.	50,679	100
*	Astronova Inc.	6,757	98
*	AXT Inc.	28,066	97
*	CoreCard Corp.	3,812	97
*	Aeva Technologies Inc.	76,978	96
*	eGain Corp.	12,737	95
*	GSI Technology Inc.	15,882	88
*,1	Nutex Health Inc.	203,511	86
*	Telos Corp.	33,040	85
*	Transphorm Inc.	24,701	84
*	ZeroFox Holdings Inc.	84,034	84
*,1	NextNav Inc.	27,071	80
*	Everspin Technologies Inc.	8,435	78
*	Porch Group Inc.	55,645	77
*	System1 Inc.	16,725	75
*,1	Veritone Inc.	18,337	72
*	EverQuote Inc. Class A	10,735	70
*	Intevac Inc.	18,754	70
*	Backblaze Inc.	16,181	70
*	Upland Software Inc.	19,213	69
*,1	Groupon Inc. Class A	10,751	64
*	Innovid Corp.	58,925	64
*	TransAct Technologies Inc.	7,051	63
*	Edgio Inc.	88,134	59
*	Pixelworks Inc.	32,680	57
*	Issuer Direct Corp.	2,964	56
*	Amtech Systems Inc.	5,730	55
*	CVD Equipment Corp.	7,295	54
*	SecureWorks Corp. Class A	7,362	53
*	Key Tronic Corp.	8,842	50
*,1	Glimpse Group Inc.	11,947	43
*	Skillz Inc. Class A	4,688	43
*	Synchronoss Technologies Inc.	43,985	41
		Shares	Market Value• ($000)
*	Viant Technology Inc. Class A	8,483	39
*,1	Arena Group Holdings Inc.	8,236	38
*	Intellicheck Inc.	14,706	36
*	Mastech Digital Inc.	3,641	36
*	Data I/O Corp.	8,084	35
*	WM Technology Inc.	41,877	35
*	comScore Inc.	41,944	34
*	One Stop Systems Inc.	11,905	34
*	Embark Technology Inc.	11,962	34
*,1	KULR Technology Group Inc.	52,190	33
*,1	BuzzFeed Inc.	58,794	30
*	1stdibs.com Inc.	7,570	28
*	Smith Micro Software Inc.	24,487	27
*,1	Alpine 4 Holdings Inc.	12,716	26
*	AudioEye Inc.	5,086	25
*	EMCORE Corp.	30,051	23
*	Zedge Inc. Class B	10,242	23
	VirnetX Holding Corp.	48,198	22
*	NetSol Technologies Inc.	9,164	22
*,1	Phunware Inc.	40,040	22
*,1	Quantum Computing Inc.	16,529	20
*,1	Inuvo Inc.	84,564	19
*	WidePoint Corp.	10,057	19
*	KORE Group Holdings Inc.	15,866	19
*	Beachbody Co. Inc.	44,053	18
*	SeaChange International Inc.	1,983	16
*	Super League Gaming Inc.	37,313	14
*	Research Frontiers Inc.	7,574	12
*,1	Boxlight Corp. Class A	5,534	12
*	Marin Software Inc.	17,513	10
*	Streamline Health Solutions Inc.	7,248	9
*,1	authID Inc.	10,356	9
*	Intrusion Inc.	6,811	8
*,1	Vinco Ventures Inc.	6,657	8
*	Kubient Inc.	12,180	7
*,1	Greenidge Generation Holdings Inc.	710	2
			8,645,636
Telecommunications (2.1%)
	Cisco Systems Inc.	2,455,220	127,033
	Comcast Corp. Class A	2,786,478	115,778
	Verizon Communications Inc.	2,534,329	94,252
	AT&T Inc.	4,781,875	76,271
*	T-Mobile US Inc.	401,262	55,735
	Motorola Solutions Inc.	112,064	32,866
*	Arista Networks Inc.	154,366	25,017
*	Charter Communications Inc. Class A	65,629	24,110
	Juniper Networks Inc.	213,569	6,691

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class C	82,541	6,612
*	Roku Inc.	82,124	5,253
	Iridium Communications Inc.	74,747	4,643
*	Ciena Corp.	100,824	4,284
*	Frontier Communications Parent Inc.	167,214	3,117
*	Lumentum Holdings Inc.	42,876	2,432
*	Extreme Networks Inc.	86,151	2,244
*	ViaSat Inc.	49,942	2,061
	Cogent Communications Holdings Inc.	29,982	2,017
	Cable One Inc.	2,983	1,960
*	Calix Inc.	39,253	1,959
	InterDigital Inc.	18,403	1,777
*	Viavi Solutions Inc.	151,996	1,722
	Lumen Technologies Inc.	683,760	1,545
*	Harmonic Inc.	73,856	1,194
*	DISH Network Corp. Class A	168,000	1,107
*	Digi International Inc.	24,294	957
*	CommScope Holding Co. Inc.	136,290	767
*	Gogo Inc.	43,651	743
*	Liberty Broadband Corp. Class A	8,405	670
*	Infinera Corp.	124,753	603
	Shenandoah Telecommunications Co.	30,986	602
	Telephone and Data Systems Inc.	70,031	576
*,1	Lightwave Logic Inc.	81,349	567
*	Globalstar Inc.	478,232	517
	Adtran Holdings Inc.	44,499	469
*	Altice USA Inc. Class A	143,163	432
*,1	fuboTV Inc.	202,175	421
*	EchoStar Corp. Class A	24,087	418
*,1	Clearfield Inc.	8,514	403
*	IDT Corp. Class B	13,887	359
*	Xperi Inc.	26,568	349
	Bel Fuse Inc. Class B	5,951	342
*	8x8 Inc.	78,246	331
*	WideOpenWest Inc.	37,199	314
	ATN International Inc.	8,389	307
*	Aviat Networks Inc.	8,225	274
*	NETGEAR Inc.	18,985	269
*	Anterix Inc.	7,780	247
*,1	AST SpaceMobile Inc. Class A	47,259	222
*	Ooma Inc.	14,333	215
*	Consolidated Communications Holdings Inc.	55,540	213
*	US Cellular Corp.	9,905	175
	Comtech Telecommunications Corp.	19,010	174
	Spok Holdings Inc.	12,210	162
		Shares	Market Value• ($000)
*	Ribbon Communications Inc.	46,419	130
*	KVH Industries Inc.	13,892	127
*	Kaltura Inc.	57,548	122
*	Cambium Networks Corp.	7,849	119
*	Akoustis Technologies Inc.	37,107	118
*,1	Applied Optoelectronics Inc.	17,785	106
	Bel Fuse Inc. Class A	1,376	80
*	Lantronix Inc.	18,653	79
	PCTEL Inc.	16,184	78
*	Genasys Inc.	27,518	72
*	Powerfleet Inc.	23,451	70
*	Charge Enterprises Inc.	66,536	65
*	Airgain Inc.	10,184	55
*	DZS Inc.	12,668	50
*	Franklin Wireless Corp.	11,013	41
*	Inseego Corp.	62,650	40
	Network-1 Technologies Inc.	15,271	35
*,1	Casa Systems Inc.	21,249	26
*	CalAmp Corp.	20,762	22
*	Vislink Technologies Inc.	1,653	9
*	Airspan Networks Holdings Inc.	11,905	2
			615,224
Utilities (2.9%)
	NextEra Energy Inc.	1,354,910	100,534
	Southern Co.	731,676	51,400
	Waste Management Inc.	272,961	47,337
	Duke Energy Corp.	518,401	46,521
	Sempra Energy (XNYS)	210,814	30,692
	American Electric Power Co. Inc.	344,661	29,020
	Dominion Energy Inc.	560,261	29,016
	Exelon Corp.	666,001	27,133
*	PG&E Corp.	1,570,004	27,130
	Waste Connections Inc. (XTSE)	172,427	24,645
	Xcel Energy Inc.	367,687	22,859
	Republic Services Inc. Class A	137,905	21,123
	Consolidated Edison Inc.	233,114	21,074
	Public Service Enterprise Group Inc.	334,880	20,967
	Constellation Energy Corp.	217,905	19,949
	WEC Energy Group Inc.	211,203	18,637
	American Water Works Co. Inc.	130,375	18,611
	Edison International	257,645	17,893
	Eversource Energy	231,832	16,442
	Ameren Corp.	174,739	14,271
	FirstEnergy Corp.	361,615	14,060
	Entergy Corp.	140,760	13,706
	DTE Energy Co.	123,889	13,630
	PPL Corp.	492,006	13,019

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CenterPoint Energy Inc.	419,199	12,220
	CMS Energy Corp.	193,961	11,395
	Atmos Energy Corp.	96,241	11,197
	AES Corp.	443,803	9,200
	Evergy Inc.	152,639	8,917
	Alliant Energy Corp.	167,248	8,777
	NiSource Inc.	274,578	7,510
	Vistra Corp.	252,677	6,633
	Essential Utilities Inc.	159,858	6,380
	Pinnacle West Capital Corp.	76,506	6,232
	NRG Energy Inc.	153,020	5,721
*	Clean Harbors Inc.	32,519	5,347
	OGE Energy Corp.	132,969	4,775
	UGI Corp.	142,058	3,831
	IDACORP Inc.	34,010	3,489
*	Casella Waste Systems Inc. Class A	36,900	3,338
	National Fuel Gas Co.	61,023	3,134
	Portland General Electric Co.	65,808	3,082
	New Jersey Resources Corp.	62,994	2,973
*	Stericycle Inc.	61,897	2,875
	ONE Gas Inc.	37,233	2,860
	Southwest Gas Holdings Inc.	44,681	2,844
	Ormat Technologies Inc. (XNYS)	34,277	2,758
	Black Hills Corp.	45,071	2,716
	PNM Resources Inc.	57,657	2,600
	Hawaiian Electric Industries Inc.	71,311	2,581
*	Sunrun Inc.	134,251	2,398
	NorthWestern Corp.	41,472	2,354
	ALLETE Inc.	39,496	2,290
	American States Water Co.	25,186	2,191
	Spire Inc.	33,936	2,153
	Avista Corp.	52,483	2,061
	MGE Energy Inc.	25,249	1,997
	Avangrid Inc.	52,523	1,979
	California Water Service Group	37,450	1,934
	Chesapeake Utilities Corp.	11,361	1,352
*,1	Sunnova Energy International Inc.	66,404	1,216
	Clearway Energy Inc. Class C	42,083	1,202
	SJW Group	17,001	1,192
	Northwest Natural Holding Co.	25,022	1,077
	Clearway Energy Inc. Class A	36,775	993
	Middlesex Water Co.	12,265	989
	Unitil Corp.	11,221	569
*	Enviri Corp.	56,173	554
*	Heritage-Crystal Clean Inc.	12,511	473
	Excelerate Energy Inc. Class A	14,432	293
*	Vertex Energy Inc.	46,411	290
	Artesian Resources Corp. Class A	5,284	250
		Shares	Market Value• ($000)
*	Altus Power Inc. Class A	44,129	238
	Genie Energy Ltd. Class B	14,713	208
*,1	NuScale Power Corp.	30,475	207
	York Water Co.	4,644	192
*	Pure Cycle Corp.	15,027	165
	Aris Water Solution Inc. Class A	15,958	165
*,1	Cadiz Inc.	37,685	153
	RGC Resources Inc.	5,695	114
*	Aqua Metals Inc.	93,458	109
	Global Water Resources Inc.	8,514	108
*	Quest Resource Holding Corp.	15,848	103
*	Perma-Fix Environmental Services Inc.	9,152	101
*	Advanced Emissions Solutions Inc.	16,504	31
	Via Renewables Inc. Class A	1,933	13
			834,768
Total Common Stocks (Cost $11,145,378)			28,961,160
Preferred Stock (0.0%)
	Air T Funding Preference Shares 8.000%, 6/7/49 (Cost $3)	165	4
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5,6]	Vanguard Market Liquidity Fund, 5.150% (Cost $92,435)	924,685	92,450
Total Investments (99.6%) (Cost $11,237,816)			29,053,614
Other Assets and Liabilities—Net (0.4%)			126,403
Net Assets (100%)			29,180,017
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $79,217,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $211,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $85,969,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	15	1,428	13
E-mini S&P 500 Index	September 2023	948	212,743	3,345
E-mini S&P Mid-Cap 400 Index	September 2023	30	7,932	228
				3,586

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $11,145,381)	28,961,164
Affiliated Issuers (Cost $92,435)	92,450
Total Investments in Securities	29,053,614
Investment in Vanguard	992
Cash	10,391
Cash Collateral Pledged—Futures Contracts	11,838
Receivables for Investment Securities Sold	192,009
Receivables for Accrued Income	20,937
Receivables for Capital Shares Issued	11,602
Variation Margin Receivable—Futures Contracts	3,394
Total Assets	29,304,777
Liabilities
Payables for Investment Securities Purchased	11,818
Collateral for Securities on Loan	85,969
Payables for Capital Shares Redeemed	26,727
Payables to Vanguard	246
Total Liabilities	124,760
Net Assets	29,180,017
1 Includes $79,217,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	11,358,103
Total Distributable Earnings (Loss)	17,821,914
Net Assets	29,180,017

Institutional Shares—Net Assets
Applicable to 13,785,786 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,063,921
Net Asset Value Per Share—Institutional Shares	$77.18

Institutional Plus Shares—Net Assets
Applicable to 364,432,742 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,116,096
Net Asset Value Per Share—Institutional Plus Shares	$77.15

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	213,995
Interest[2]	2,791
Securities Lending—Net	3,539
Total Income	220,325
Expenses
The Vanguard Group—Note B
Investment Advisory Services	295
Management and Administrative—Institutional Shares	107
Management and Administrative—Institutional Plus Shares	1,772
Marketing and Distribution—Institutional Shares	24
Marketing and Distribution—Institutional Plus Shares	391
Custodian Fees	100
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—Institutional Plus Shares	48
Trustees’ Fees and Expenses	7
Other Expenses	29
Total Expenses	2,776
Expenses Paid Indirectly	(15)
Net Expenses	2,761
Net Investment Income	217,564
Realized Net Gain (Loss)
Investment Securities Sold[2]	39,791
Futures Contracts	11,448
Realized Net Gain (Loss)	51,239
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,866,453
Futures Contracts	6,152
Change in Unrealized Appreciation (Depreciation)	3,872,605
Net Increase (Decrease) in Net Assets Resulting from Operations	4,141,408
1	Dividends are net of foreign withholding taxes of $16,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,632,000, ($2,000), and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	217,564	426,547
Realized Net Gain (Loss)	51,239	2,985,578
Change in Unrealized Appreciation (Depreciation)	3,872,605	(9,697,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,141,408	(6,284,921)
Distributions
Institutional Shares	(10,583)	(50,627)
Institutional Plus Shares	(247,549)	(1,559,456)
Total Distributions	(258,132)	(1,610,083)
Capital Share Transactions
Institutional Shares	(13,137)	376,487
Institutional Plus Shares	(112,029)	(2,916,534)
Net Increase (Decrease) from Capital Share Transactions	(125,166)	(2,540,047)
Total Increase (Decrease)	3,758,110	(10,435,051)
Net Assets
Beginning of Period	25,421,907	35,856,958
End of Period	29,180,017	25,421,907

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$67.05	$88.21	$73.97	$68.66	$54.09	$59.47
Investment Operations
Net Investment Income[1]	.577	1.131	1.086	1.171	1.182	1.178
Net Realized and Unrealized Gain (Loss) on Investments	10.230	(17.949)	17.890	12.690	15.381	(4.186)
Total from Investment Operations	10.807	(16.818)	18.976	13.861	16.563	(3.008)
Distributions
Dividends from Net Investment Income	(.572)	(1.143)	(1.100)	(1.325)	(1.245)	(1.185)
Distributions from Realized Capital Gains	(.105)	(3.199)	(3.636)	(2.541)	(.748)	(1.187)
Distributions from Return of Capital	—	—	—	(4.685)	—	—
Total Distributions	(.677)	(4.342)	(4.736)	(8.551)	(1.993)	(2.372)
Net Asset Value, End of Period	$77.18	$67.05	$88.21	$73.97	$68.66	$54.09
Total Return	16.20%	-19.49%	25.75%	20.99%	30.86%	-5.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,064	$907	$757	$682	$722	$494
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.55%	1.30%	1.72%	1.87%	1.94%
Portfolio Turnover Rate	5%	8%[3]	5%[3]	11%[3]	5%[3]	7%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$67.03	$88.19	$73.96	$68.66	$54.09	$59.47
Investment Operations
Net Investment Income[1]	.570	1.132	1.095	1.143	1.182	1.191
Net Realized and Unrealized Gain (Loss) on Investments	10.227	(17.949)	17.877	12.715	15.387	(4.193)
Total from Investment Operations	10.797	(16.817)	18.972	13.858	16.569	(3.002)
Distributions
Dividends from Net Investment Income	(.572)	(1.145)	(1.108)	(1.326)	(1.251)	(1.191)
Distributions from Realized Capital Gains	(.105)	(3.198)	(3.634)	(2.543)	(.748)	(1.187)
Distributions from Return of Capital	—	—	—	(4.689)	—	—
Total Distributions	(.677)	(4.343)	(4.742)	(8.558)	(1.999)	(2.378)
Net Asset Value, End of Period	$77.15	$67.03	$88.19	$73.96	$68.66	$54.09
Total Return	16.19%	-19.49%	25.75%	20.99%	30.88%	-5.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,116	$24,515	$35,100	$32,088	$40,637	$33,250
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.54%	1.31%	1.69%	1.88%	1.95%
Portfolio Turnover Rate	5%	8%[3]	5%[3]	11%[3]	5%[3]	7%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Total Stock Market Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the

Institutional Total Stock Market Index Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $992,000, representing less than 0.01% of the fund’s net assets and 0.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Total Stock Market Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	28,960,776	281	103	28,961,160
Preferred Stock	4	—	—	4
Temporary Cash Investments	92,450	—	—	92,450
Total	29,053,230	281	103	29,053,614
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,586	—	—	3,586
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,305,750
Gross Unrealized Appreciation	19,051,486
Gross Unrealized Depreciation	(1,300,036)
Net Unrealized Appreciation (Depreciation)	17,751,450
F.	During the six months ended June 30, 2023, the fund purchased $1,259,492,000 of investment securities and sold $1,450,112,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $61,753,000 and sales were $22,477,000, resulting in net realized gain of $121,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Institutional Total Stock Market Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	562,506	7,879	572,414	7,712
Issued in Lieu of Cash Distributions	8,692	120	38,427	519
Redeemed	(584,335)	(7,742)	(234,354)	(3,288)
Net Increase (Decrease)—Institutional Shares	(13,137)	257	376,487	4,943
Institutional Plus Shares
Issued	1,126,069	15,844	4,441,096	58,784
Issued in Lieu of Cash Distributions	231,031	3,239	1,467,628	19,701
Redeemed	(1,469,129)	(20,368)	(8,825,258)	(110,768)
Net Increase (Decrease)—Institutional Plus Shares	(112,029)	(1,285)	(2,916,534)	(32,283)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Institutional Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Institutional Total Stock Market Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q8712 082023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2023

*By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.